UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                              AQR Funds

(Exact name of registrant as specified in charter)

One Greenwich Plaza
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
          One Greenwich Plaza
                        Greenwich, CT 06830
        (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2021 to September 30, 2022

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Annual Report
September 30, 2022
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
4
AQR International Multi-Style Fund
..................................................................
6
AQR Emerging Multi-Style II Fund
...................................................................
8
AQR Large Cap Momentum Style Fund
...............................................................
10
AQR Small Cap Momentum Style Fund
...............................................................
12
AQR International Momentum Style Fund
..............................................................
14
AQR Large Cap Defensive Style Fund
................................................................
16
AQR International Defensive Style Fund
...............................................................
18
AQR Global Equity Fund
..........................................................................
20
AQR International Equity Fund
......................................................................
23
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
27
AQR Small Cap Multi-Style Fund
....................................................................
31
AQR International Multi-Style Fund
..................................................................
40
AQR Emerging Multi-Style II Fund
...................................................................
44
AQR Large Cap Momentum Style Fund
...............................................................
49
AQR Small Cap Momentum Style Fund
...............................................................
54
AQR International Momentum Style Fund
..............................................................
64
AQR Large Cap Defensive Style Fund
................................................................
68
AQR International Defensive Style Fund
...............................................................
73
AQR Global Equity Fund
..........................................................................
78
AQR International Equity Fund
......................................................................
86
Financial Statements and Notes
........................................................................
93
Report of Independent Registered Public Accounting Firm
.....................................................
152
Other Federal Tax Information (Unaudited)
................................................................
153
Fund Expense Examples (Unaudited)
....................................................................
154
Trustees and Officers (Unaudited)
.......................................................................
157
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
159
Liquidity Risk Management Program (Unaudited)
...........................................................
162

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2022, the Fund returned -13.59% while the Russell 1000®
Total Return Index (the “Benchmark”) returned -17.22%. The Fund’s outperformance was driven primarily by stock selection within sector (2.6%), while sector selection (1.4%) added to gains. In sector selection, an overweight to Energy (1.8%) and an underweight to Consumer Discretionary (0.3%) drove gains, while an underweight to Utilities (-0.4%) partially offset. Within sector stock selection, gains came from Information
Technology (1.5%), Financials (0.8%), and Communication Services (0.6%), partially offset by losses in
Consumer Staples (-0.6%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(3.2%) and Industrials (3.1%), and underweights to Real Estate (-2.7%) and Utilities (-1.4%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.41%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR LARGE CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QCELX -13.59% 7.44% 6.42% 9.59% 3/26/2013
Fund - Class N: QCENX -13.82% 7.17% 6.14% 9.33% 3/26/2013
Fund - Class R6: QCERX -13.51% 7.55% 6.52% 7.37% 7/10/2014
Russell 1000® Total Return Index -17.22% 7.95% 9.00% 11.04% 3/26/2013

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S.
small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2022, the Fund returned -20.56% while the Russell 2000®
Total Return Index (the “Benchmark”) returned -23.50%. The Fund’s outperformance was driven by stock selection within sector, while sector selection also provided gains. Within sector stock selection, Industrials
(1.6%), Information Technology (0.9%), and Financials (0.5%) drove gains, but were partially offset by losses in Energy (-0.5%). In sector selection, an overweight to Energy (0.6%) and an underweight to Health Care
(0.5%) contributed positively, but were partially offset by an underweight to Utilities (-0.4%).
Over the course of the period, the Fund’s largest active positions included sector overweights to Industrials
(4.0%) and Energy (1.8%), and underweights to Health Care (-2.8%) and Real Estate (-2.2%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.72%, 0.97% and 0.62%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance
AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR SMALL CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSMLX -20.56% 6.76% 3.23% 7.49% 3/26/2013
Fund - Class N: QSMNX -20.75% 6.49% 2.98% 7.21% 3/26/2013
Fund - Class R6: QSERX -20.51% 6.85% 3.33% 5.29% 7/10/2014
Russell 2000® Total Return Index -23.50% 4.29% 3.55% 7.49% 3/26/2013

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2022, the Fund returned -23.62% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned -23.91%. The Fund’s outperformance was driven by stock selection within sector, while sector selection partially offset those gains. In sector selection, losses were driven by an underweight to Consumer Staples (-0.1%), partially offset by an overweight to Financials
(0.1%). Within sector stock selection, gains came from Information Technology (1.4%) and Financials
(0.4%), partially offset by losses in Consumer Discretionary (-1.1%).
Over the course of the period, the Fund 's largest active positions included sector overweights to Materials
(2.9%) and Financials (1.2%), and underweights to Health Care (-1.9%) and Consumer Staples (-1.6%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.61%, 0.86% and 0.51%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MULTI-STYLE FUNDVS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR INTERNATIONAL MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QICLX -23.62% -1.71% -1.34% 1.95% 3/26/2013
Fund - Class N: QICNX -23.79% -1.94% -1.59% 1.70% 3/26/2013
Fund - Class R6: QICRX -23.50% -1.60% -1.24% 0.08% 7/10/2014
MSCI Daily TR Net World Ex USA Index* -23.91% -1.21% -0.39% 2.69% 3/26/2013

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2022, the Fund returned -28.72% while the MSCI Daily TR
Net Emerging Markets Index* (the “Benchmark”) returned -28.11%. The Fund’s underperformance was driven by stock selection within sector, due to losses in Real Estate (-0.7%) and Consumer Discretionary
(-0.6%), partially offset by gains in Communication Services (0.6%). Sector selection contributed positively and partially offset those losses, due to an underweight in Communication Services (0.4%) and an overweight in Utilities (0.4%).
Over the course of the period, the Fund's largest active positions included sector overweights to Materials
(4.7%) and Industrials (1.5%), and underweights to Communication Services (-2.8%) and Consumer
Discretionary (-2.7%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.74%, 0.99% and 0.65%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EMERGING MULTI-STYLE II FUND VS.MSCI DAILY TR NET EMERGING MARKETS INDEX* VALUE OF
$10,000 INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR EMERGING MULTI-STYLE II FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QTELX -28.72% -2.49% -3.31% -0.43% 2/11/2015
Fund - Class N: QTENX -28.85% -2.71% -3.56% -0.68% 2/11/2015
Fund - Class R6: QTERX -28.65% -2.41% -3.23% -0.35% 2/11/2015
MSCI Daily TR Net Emerging Market Index* -28.11% -2.07% -1.81% 1.21% 2/11/2015

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large and mid-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2022, the Fund returned -16.71% while the Russell 1000®
Total Return Index (the “Benchmark”) returned -17.22%. The Fund’s outperformance was driven primarily by sector selection, while stock selection within sector partially offset those gains. Within sector stock selection, losses in Health Care (-1.7%) and Information Technology (-1.6%) were partially offset by gains in
Communication Services (0.8%) and Consumer Discretionary (0.8%). In sector selection, gains were driven by an overweight to Energy (2.1%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(4.3%) and Materials (1.6%), and underweights to Information Technology (-2.7%) and Communication
Services (-1.3%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.42%, 0.67% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR LARGE CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AMOMX -16.71% 8.57% 9.97% 11.49% 13.06% 7/9/2009
Fund - Class N: AMONX -16.97% 8.28% 9.68% N/A 11.54% 12/17/2012
Fund - Class R6: QMORX -16.64% 8.68% 10.08% N/A 9.43% 7/10/2014
Russell 1000® Total Return Index -17.22% 7.95% 9.00% 11.60% 13.38% 7/9/2009

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2022, the Fund returned -23.61% while the Russell 2000®
Total Return Index (the “Benchmark”) returned -23.50%. The Fund’s underperformance was driven by stock selection within sector, with losses in Real Estate (-0.5%) and Financials (-0.4%). Sector selection provided partially offsetting gains, driven by an overweight to Energy (2.3%), partially offset by an underweight to
Utilities (-0.5%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(5.7%) and Consumer Discretionary (1.9%) sectors, and underweights to Financials (-3.3%) and Health Care
(-2.8%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.67%, 0.92% and 0.57%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR SMALL CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ASMOX -23.61% 5.52% 4.69% 8.91% 11.37% 7/9/2009
Fund - Class N: ASMNX -23.83% 5.25% 4.44% N/A 8.87% 12/17/2012
Fund - Class R6: QSMRX -23.56% 5.61% 4.79% N/A 6.07% 7/10/2014
Russell 2000® Total Return Index -23.50% 4.29% 3.55% 8.55% 11.34% 7/9/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2022, the Fund returned -27.03% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned -23.91%. The Fund’s underperformance was driven by stock selection within sector, while sector selection provided additional losses. Within sector stock selection, losses in Health Care (-0.8%) and Information Technology (-0.7%) were partially offset by gains in Energy (0.5%). In sector selection, losses due to an overweight in Information Technology (-0.7%) and an underweight to Consumer Staples (-0.2%) were partially offset by an overweight in Energy (0.9%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(3.5%) and Information Technology (2.2%), and underweights to Consumer Staples (-3.4%) and Health Care
(-3.3%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.60%, 0.85% and 0.50%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR INTERNATIONAL MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AIMOX -27.03% -1.22% -0.56% 2.90% 4.50% 7/9/2009
Fund - Class N: AIONX -27.23% -1.46% -0.80% N/A 2.25% 12/17/2012
Fund - Class R6: QIORX -26.95% -1.12% -0.47% N/A 0.64% 7/10/2014
MSCI Daily TR Net World Ex USA Index* -23.91% -1.21% -0.39% 3.62% 4.99% 7/9/2009

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2022, the Fund returned -13.40% while the Russell 1000®
Total Return Index (the “Benchmark”) returned -17.22%. The Fund’s outperformance was driven primarily by sector selection, while stock selection within sector detracted. In sector selection, gains were driven by an overweight to Consumer Staples (2.0%) and an underweight to Communication Services (1.4%), partially offset by a slight underweight to Energy (-0.3%). Within sector stock selection, losses came from Health
Care (-0.7%) and Consumer Discretionary (-0.6%), partially offset by positive performance in Industrials
(0.3%).
Over the course of the period, the Fund's largest active positions included sector overweights to Consumer
Staples (12.4%) and Health Care (4.9%), and underweights to Information Technology (-12.8%) and
Consumer Discretionary (-4.9%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.37%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR LARGE CAP DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AUEIX -13.40% 4.78% 8.43% 11.83% 11.90% 7/9/2012
Fund - Class N: AUENX -13.66% 4.49% 8.14% 11.55% 11.61% 7/9/2012
Fund - Class R6: QUERX -13.31% 4.86% 8.52% N/A 10.33% 9/2/2014
Russell 1000® Total Return Index -17.22% 7.95% 9.00% 11.60% 12.05% 7/9/2012

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2022, the Fund returned -22.21% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned -23.91%. The Fund’s outperformance was driven primarily by stock selection within sector (1.7%), with gains coming in Information Technology (1.7%) and
Communication Services (1.4%), partially offset by losses in Health Care (-1.1%). Sector selection also added to performance (0.5%), driven by an overweight to Consumer Staples (1.2%) and an underweight to
Industrials (0.7%).
Over the course of the period, the Fund's largest active positions included sectors overweights to Consumer
Staples (12.4%) and Communication Services (7.8%), and underweights to Industrials (-9.8%) and
Financials (-6.5%).
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.63%, 0.88% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL DEFENSIVE STYLE FUND VS.MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR INTERNATIONAL DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ANDIX -22.21% -2.22% -0.69% 3.10% 3.66% 7/9/2012
Fund - Class N: ANDNX -22.47% -2.47% -0.95% 2.82% 3.40% 7/9/2012
Fund - Class R6: ANDRX -22.19% -2.15% -0.60% N/A 0.97% 9/2/2014
MSCI Daily TR Net World Ex USA Index* -23.91% -1.21% -0.39% 3.62% 4.38% 7/9/2012

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND

AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over- and under-weight countries and currencies relative to the benchmark.
For the one-year period ended September 30, 2022, the Fund returned -16.48% while the MSCI Daily TR
Net World Index* (the “Benchmark”) returned -19.63%. The Fund's outperformance was driven by stock selection (4.92%) and country selection (1.67%), while currency selection (-2.81%) detracted.
Specifically, within the stock selection strategy, stock selection within sector (3.7%) contributed positively, driven by gains in Health Care (1.7%) and Consumer Discretionary (1.1%), partially offset by losses in
Consumer Staples (-0.6%). Sector selection (1.2%) added to gains, driven by an overweight to Energy
(0.9%) and an underweight to Communication Services (0.6%), partially offset by an underweight to Health
Care (-0.2%).
Over the course of the period, the Fund's largest active positions within the stock selection strategy included overweights to Financials (4.2%) and Energy (3.0%), and underweights to Information Technology (-2.9%)
and Communication Services (-2.7%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies. During the fiscal year ended September 30, 2022, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX* VALUE OF $10,000 INVESTED ON
12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQGIX -16.48% 2.98% 2.07% 7.33% 7.21% 12/31/2009
Fund - Class N: AQGNX -16.70% 2.72% 1.77% 7.04% 6.92% 12/31/2009
Fund - Class R6: AQGRX -16.38% 3.05% 2.15% N/A 4.92% 1/8/2014
MSCI Daily TR Net World Index* -19.63% 4.56% 5.30% 8.11% 7.78% 12/31/2009

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX* VALUE OF $10,000 INVESTED ON
12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQGIX -16.48% 2.98% 2.07% 7.33% 4.93% 6/30/2006
Fund - Class N:AQGNX -16.70% 2.72% 1.77% 7.04% 4.62% 6/30/2006
Fund - Class R6:AQGRX -16.38% 3.05% 2.15% N/A 4.92% 1/8/2014
MSCI Daily TR Net World Index* -19.63% 4.56% 5.30% 8.11% 5.73% 6/30/2006

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2022
Dear Shareholder:
The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its
Benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over- and under-weight countries and currencies relative to the Benchmark.
For the one-year period ended September 30, 2022, the Fund returned -25.16% while the MSCI Daily TR
Net EAFE Index** (the “Benchmark”) returned -25.13%. The Fund's relative performance was driven by stock selection (1.61%) and country selection (1.66%), while currency selection (-2.68%) detracted.
Specifically, within the stock selection strategy, stock selection within sector (1.5%) contributed positively, driven by gains in Financials (0.8%) and Industrials (0.6%), partially offset by losses in Consumer Staples
(-0.6%). Sector selection (0.1%) added to gains, driven by an overweight to Energy (0.8%), partially offset by an overweight to Industrials (-0.2%).
Over the course of the period, the Fund's largest active positions included sector overweights to Materials
(2.8%) and Energy (2.6%), and underweights to Health Care (-4.0%) and Consumer Staples (-3.6%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies. During the fiscal year ended September 30, 2022, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
Global equity markets were down for the one-year period ended September 30, 2022, with the MSCI World
Index returning -19.63%. The one-year period has been difficult for global equity markets, as a multi-decade high in inflation across major economies has resulted in hawkish central bank behavior globally. This stands in contrast to last year’s positive market sentiment as the global economy recovered following the COVID-19 pandemic.
Global financial conditions have tightened in response to recent rate increases, as investors face ongoing uncertainty around the outlook for inflation, monetary policy, and growth. A slowdown in Chinese growth over the period, in part due to a series of COVID-19-related lockdowns and a crisis in the country’s real estate sector, also weighed on market performance. Lastly, Russia’s invasion of Ukraine and its effect on the global energy market, has clouded the economic outlook in Europe, with several countries experiencing upward pressure on regional inflation rates and elevated recession fears as the winter heating season approaches.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as new variants of the COVID-19 virus and the ongoing conflict in Ukraine remain potential risk factors across the broader market environment.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.01%, 1.19% and 0.93%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED
ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQIIX -25.16%* -3.56% -3.78% 2.94% 2.77% 9/29/2009
Fund - Class N: AQINX -25.38%* -3.84% -4.01% 2.66% 2.50% 9/29/2009
Fund - Class R6: AQIRX -25.03%* -3.45% -3.70% N/A -0.06% 1/8/2014
MSCI Daily TR Net EAFE Index** -25.13% -1.83% -0.84% 3.67% 3.31% 9/29/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2022
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.01%, 1.19% and 0.93%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED
ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 09/30/2022 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2022
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQIIX -25.16%* -3.56% -3.78% 2.94% 3.70% 7/31/2004
Fund - Class N:AQINX -25.38%* -3.84% -4.01% 2.66% 3.39% 7/31/2004
Fund - Class R6:AQIRX -25.03%* -3.45% -3.70% N/A -0.06% 1/8/2014
MSCI Daily TR Net EAFE Index** -25.13% -1.83% -0.84% 3.67% 4.20% 7/31/2004

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | September 2022
DEFINITIONS:
The MSCI Daily TR Ne t EAFE Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net Emerging Markets Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI D aily TR Net World Ex USA Index : captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables:
long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-
term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net World Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 1000® Total Return Index
:
measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000
®
Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 2000® Total Return Index
:
measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Total Return Index is a subset of the Russell 3000
®
Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.5%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.
7,365 1,024,913
Howmet Aerospace, Inc.
40,076 1,239,551
Huntington Ingalls Industries, Inc.
18,649 4,130,754
Textron, Inc.
54,692 3,186,356
9,581,574
Air Freight & Logistics - 0.1%
FedEx Corp.
3,535 524,841
United Parcel Service, Inc., Class
B 4,414 713,038
1,237,879
Automobiles - 2.1%
Ford Motor Co.
115,654 1,295,325
General Motors Co.
37,048 1,188,870
Tesla, Inc. *
63,579 16,864,330
19,348,525
Banks - 3.0%
Bank OZK
44,613 1,764,890
Citigroup, Inc.
112,270 4,678,291
First Citizens BancShares, Inc.,
Class A 341 271,924
FNB Corp.
30,369 352,280
JPMorgan Chase & Co.
39,446 4,122,107
M&T Bank Corp.
6,620 1,167,238
Popular, Inc.
107,169 7,722,598
Synovus Financial Corp.
26,305 986,701
Wells Fargo & Co.
165,241 6,645,993
Wintrust Financial Corp.
5,321 433,928
28,145,950
Biotechnology - 2.7%
AbbVie, Inc.
3,580 480,472
Amgen, Inc.
10,707 2,413,358
Horizon Therapeutics plc *
26,140 1,617,805
Moderna, Inc. *
57,208 6,764,846
Regeneron Pharmaceuticals, Inc. *
8,428 5,805,796
United Therapeutics Corp. *
38,853 8,135,041
25,217,318
Building Products - 1.2%
Builders FirstSource, Inc. *
159,055 9,371,521
Owens Corning
19,637 1,543,664
Trane Technologies plc
1,823 263,989
11,179,174
Capital Markets - 0.7%
Ameriprise Financial, Inc.
22,509 5,671,142
Morgan Stanley
5,289 417,884
6,089,026
INVESTMENTS SHARES VALUE ($)
Chemicals - 4.5%
CF Industries Holdings, Inc.
112,015 10,781,444
Chemours Co. (The)
130,703 3,221,829
Eastman Chemical Co.
19,125 1,358,831
Ginkgo Bioworks Holdings, Inc. *
551,404 1,720,380
Huntsman Corp.
319,537 7,841,438
LyondellBasell Industries NV, Class
A 159,818 12,031,099
Olin Corp.
109,984 4,716,114
41,671,135
Commercial Services & Supplies - 0.9%
Cintas Corp.
1,315 510,470
Copart, Inc. *
5,071 539,554
Waste Management, Inc.
43,926 7,037,385
8,087,409
Communications Equipment - 0.7%
Cisco Systems, Inc. 158,269 6,330,760
Construction & Engineering - 0.1%
Quanta Services, Inc.
4,911 625,612
Valmont Industries, Inc.
1,133 304,347
929,959
Consumer Finance - 0.4%
SLM Corp.
80,562 1,127,062
Synchrony Financial
93,988 2,649,522
3,776,584
Containers & Packaging - 0.6%
Berry Global Group, Inc. *
11,035 513,459
International Paper Co.
77,945 2,470,856
Westrock Co.
82,972 2,563,005
5,547,320
Distributors - 0.0% (a)
LKQ Corp. 8,234 388,233
Diversified Consumer Services - 0.7%
H&R Block, Inc. 144,726 6,156,644
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B * 50,319 13,436,179
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 701,522 10,761,347
Electric Utilities - 1.3%
Exelon Corp.
37,265 1,395,947
NRG Energy, Inc.
282,357 10,805,802
12,201,749
Electrical Equipment - 0.7%
Acuity Brands, Inc. 41,644 6,557,681
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc. *
108,799 10,030,180
CDW Corp.
1,804 281,568

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.7%
(continued)
Jabil, Inc.
98,238 5,669,315
15,981,063
Entertainment - 0.5%
Activision Blizzard, Inc.
21,255 1,580,097
Playtika Holding Corp. *
282,398 2,651,717
4,231,814
Equity Real Estate Investment Trusts (REITs) - 0.9%
Public Storage
4,562 1,335,799
Simon Property Group, Inc.
76,329 6,850,528
8,186,327
Food & Staples Retailing - 3.5%
Albertsons Cos., Inc., Class A
197,086 4,899,558
Costco Wholesale Corp.
5,737 2,709,413
Kroger Co. (The)
147,970 6,473,687
US Foods Holding Corp. *
9,727 257,182
Walgreens Boots Alliance, Inc.
350,213 10,996,688
Walmart, Inc.
56,207 7,290,048
32,626,576
Food Products - 1.6%
Archer-Daniels-Midland Co.
35,067 2,821,140
Flowers Foods, Inc.
17,814 439,828
Pilgrim's Pride Corp. *
22,078 508,235
Tyson Foods, Inc., Class A
174,660 11,515,334
15,284,537
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 6,000 580,560
Health Care Providers & Services - 5.6%
CVS Health Corp.
92,475 8,819,341
Elevance Health, Inc.
30,301 13,763,926
McKesson Corp.
9,346 3,176,425
Molina Healthcare, Inc. *
30,437 10,039,340
UnitedHealth Group, Inc.
19,334 9,764,443
Universal Health Services, Inc.,
Class B 75,298 6,639,778
52,203,253
Household Durables - 0.8%
Lennar Corp., Class A
27,071 2,018,143
Mohawk Industries, Inc. *
10,888 992,877
PulteGroup, Inc.
77,305 2,898,937
Toll Brothers, Inc.
46,358 1,947,036
7,856,993
Household Products - 1.1%
Procter & Gamble Co. (The) 81,758 10,321,948
Industrial Conglomerates - 0.8%
3M Co. 70,846 7,828,483
INVESTMENTS SHARES VALUE ($)
Insurance - 4.0%
Allstate Corp. (The)
101,994 12,701,313
American International Group, Inc.
101,063 4,798,471
Assurant, Inc.
2,636 382,932
Assured Guaranty Ltd.
8,238 399,131
Everest Re Group Ltd.
37,260 9,778,514
First American Financial Corp.
98,744 4,552,098
Lincoln National Corp.
15,638 686,665
MetLife, Inc.
10,090 613,270
Old Republic International Corp.
40,505 847,770
Travelers Cos., Inc. (The)
1,930 295,676
Unum Group
50,276 1,950,709
37,006,549
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A *
267,900 25,624,635
Alphabet, Inc., Class C *
153,520 14,760,948
Meta Platforms, Inc., Class A *
76,762 10,415,068
50,800,651
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. * 137,240 15,508,120
IT Services - 1.8%
Accenture plc, Class A
14,799 3,807,783
Affirm Holdings, Inc. *
53,886 1,010,901
Akamai Technologies, Inc. *
5,431 436,218
Cognizant Technology Solutions
Corp., Class A 13,862 796,233
Concentrix Corp.
25,395 2,834,844
DXC Technology Co. *
113,984 2,790,328
EPAM Systems, Inc. *
5,545 2,008,344
VeriSign, Inc. *
9,225 1,602,383
Visa, Inc., Class A
8,619 1,531,165
16,818,199
Life Sciences Tools & Services - 1.1%
Charles River Laboratories
International, Inc. * 1,428 281,030
Danaher Corp.
30,060 7,764,198
Maravai LifeSciences Holdings,
Inc., Class A * 79,307 2,024,708
Thermo Fisher Scientific, Inc.
959 486,395
10,556,331
Machinery - 1.5%
AGCO Corp.
27,842 2,677,565
Allison Transmission Holdings, Inc.
87,725 2,961,596
Crane Holdings Co.
3,299 288,795
Cummins, Inc.
5,311 1,080,842
Oshkosh Corp.
28,905 2,031,732
Snap-on, Inc.
16,004 3,222,405
Timken Co. (The)
23,364 1,379,411
13,642,346

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.
17,715 3,089,673
United States Steel Corp.
154,977 2,808,183
5,897,856
Multiline Retail - 0.7%
Macy's, Inc.
171,660 2,689,912
Target Corp.
24,912 3,696,692
6,386,604
Multi-Utilities - 0.1%
Ameren Corp. 8,706 701,268
Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.
85,973 12,351,741
ConocoPhillips
109,639 11,220,455
Coterra Energy, Inc.
220,101 5,749,038
Devon Energy Corp.
83,704 5,033,122
EOG Resources, Inc.
81,703 9,128,676
Exxon Mobil Corp.
193,752 16,916,487
HF Sinclair Corp.
90,209 4,856,853
Occidental Petroleum Corp.
121,120 7,442,824
PDC Energy, Inc.
25,808 1,491,444
Pioneer Natural Resources Co.
5,852 1,267,134
Valero Energy Corp.
52,747 5,636,017
81,093,791
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. 31,514 1,613,202
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 1,578,877
Pharmaceuticals - 3.4%
Eli Lilly & Co.
5,145 1,663,636
Johnson & Johnson
72,141 11,784,954
Pfizer, Inc.
412,071 18,032,227
Viatris, Inc.
75,836 646,122
32,126,939
Professional Services - 1.2%
Booz Allen Hamilton Holding Corp.
39,385 3,637,205
ManpowerGroup, Inc.
54,035 3,495,524
Robert Half International, Inc.
53,496 4,092,444
11,225,173
Road & Rail - 1.3%
AMERCO
1,585 807,114
Avis Budget Group, Inc. *
32,442 4,816,339
Knight-Swift Transportation
Holdings, Inc. 12,742 623,466
Landstar System, Inc.
2,004 289,318
Ryder System, Inc.
5,249 396,247
Schneider National, Inc., Class B
94,914 1,926,754
XPO Logistics, Inc. *
70,517 3,139,417
11,998,655
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.
79,128 6,482,957
Intel Corp.
255,935 6,595,445
Lam Research Corp.
14,577 5,335,182
Micron Technology, Inc.
186,888 9,363,089
ON Semiconductor Corp. *
13,597 847,501
QUALCOMM, Inc.
19,055 2,152,834
Skyworks Solutions, Inc.
4,916 419,187
Teradyne, Inc.
12,312 925,247
Texas Instruments, Inc.
20,600 3,188,468
Universal Display Corp.
5,242 494,583
35,804,493
Software - 7.7%
Adobe, Inc. *
15,313 4,214,138
Cadence Design Systems, Inc. *
32,463 5,305,428
DocuSign, Inc. *
10,743 574,428
Fortinet, Inc. *
7,915 388,864
Intuit, Inc.
672 260,279
Manhattan Associates, Inc. *
4,944 657,700
Microsoft Corp.
243,767 56,773,334
Teradata Corp. *
92,277 2,866,124
VMware, Inc., Class A
6,693 712,537
71,752,832
Specialty Retail - 3.6%
AutoNation, Inc. *
96,077 9,787,364
Bath & Body Works, Inc.
194,289 6,333,821
Best Buy Co., Inc.
47,644 3,017,771
Dick's Sporting Goods, Inc.
5,679 594,250
Home Depot, Inc. (The)
1,055 291,117
Penske Automotive Group, Inc.
51,358 5,055,168
Williams-Sonoma, Inc.
73,362 8,645,712
33,725,203
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.
479,491 66,265,656
HP, Inc.
297,472 7,413,002
73,678,658
Tobacco - 0.0% (a)
Philip Morris International, Inc. 3,642 302,322
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc.,
Class A 7,290 530,785
United Rentals, Inc. *
14,863 4,014,793
4,545,578
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 16,099 2,160,003
TOTAL COMMON STOCKS
(Cost $585,558,033) 890,669,650

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 2.57% (b)
(Cost $39,835,374) 39,868,011 39,848,077
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $625,393,407) 930,517,727
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (c) 1,766,378
NET ASSETS - 100.0% 932,284,105
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 67,953,815 7.3%
Consumer Discretionary 89,370,322 9.6
Consumer Staples 60,114,260 6.4
Energy 81,093,790 8.7
Financials 88,454,289 9.5
Health Care 120,684,401 12.9
Industrials 86,813,909 9.3
Information Technology 220,366,005 23.6
Materials 54,729,514 5.9
Real Estate 8,186,327 0.9
Utilities 12,903,018 1.4
Investment Companies 39,848,077 4.3
Total Investments In Securities
At Value 930,517,727 99.8
Other Assets in Excess of
Liabilities (c ) 1,766,378 0.2
Net Assets
$ 932,284,105 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of September 30, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 186 12/2022 USD $ 33,493,950 $ (3,804,561)
$ (3,804,561)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 5,359,228 $ 5,359,228

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.9%
Aerospace & Defense - 0.6%
AAR Corp. *
1,965 70,386
AerSale Corp. *
14,151 262,360
Astra Space, Inc. *
51,505 31,470
Ducommun, Inc. *
1,921 76,187
Maxar Technologies, Inc.
2,692 50,394
Moog, Inc., Class A
858 60,360
National Presto Industries, Inc.
490 31,875
V2X, Inc. *
511 18,089
601,121
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. *
6,826 652,361
Hub Group, Inc., Class A *
6,511 449,129
1,101,490
Airlines - 0.3%
Allegiant Travel Co. *
806 58,822
SkyWest, Inc. *
9,226 150,015
Spirit Airlines, Inc.
4,469 84,106
292,943
Auto Components - 1.2%
Adient plc *
4,250 117,937
American Axle & Manufacturing
Holdings, Inc. * 4,946 33,781
Dana, Inc.
19,178 219,205
Goodyear Tire & Rubber Co. (The)
* 34,839 351,526
LCI Industries
1,972 200,079
Modine Manufacturing Co. *
2,667 34,511
Patrick Industries, Inc.
5,106 223,847
XPEL, Inc. *(a)
738 47,557
1,228,443
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 101,684
Banks - 9.0%
1st Source Corp.
4,426 204,924
Associated Banc-Corp.
10,990 220,679
BancFirst Corp.
1,011 90,454
Bancorp, Inc. (The) *
12,926 284,114
Bank of Marin Bancorp
1,533 45,913
Bankwell Financial Group, Inc.
1,111 32,341
BayCom Corp.
6,231 109,541
BCB Bancorp, Inc.
2,996 50,423
Brookline Bancorp, Inc.
6,701 78,067
Cathay General Bancorp
9,546 367,139
Central Pacific Financial Corp.
4,962 102,664
Columbia Banking System, Inc.
4,804 138,788
Community Trust Bancorp, Inc.
755 30,615
Customers Bancorp, Inc. *
19,317 569,465
Dime Community Bancshares, Inc.
3,240 94,867
Farmers National Banc Corp.
2,267 29,675
INVESTMENTS SHARES VALUE ($)
Banks - 9.0% (continued)
Financial Institutions, Inc.
4,637 111,613
First BanCorp
23,233 317,827
First Business Financial Services,
Inc. 2,012 65,008
First Commonwealth Financial
Corp. 3,208 41,191
First Financial Corp.
2,229 100,729
First Internet Bancorp
1,999 67,686
First Interstate BancSystem, Inc.,
Class A 4,570 184,400
First Merchants Corp.
4,786 185,123
First of Long Island Corp. (The)
7,327 126,317
Flushing Financial Corp.
5,119 99,155
Fulton Financial Corp.
10,873 171,793
Glacier Bancorp, Inc.
3,253 159,820
Great Southern Bancorp, Inc.
7,773 443,605
Hancock Whitney Corp.
4,008 183,607
Hanmi Financial Corp.
10,564 250,156
Heartland Financial USA, Inc.
10,270 445,307
Hilltop Holdings, Inc.
14,922 370,812
Home BancShares, Inc.
16,091 362,208
HomeStreet, Inc.
5,139 148,055
Hope Bancorp, Inc.
12,460 157,494
Independent Bank Corp.
6,074 116,013
International Bancshares Corp.
10,482 445,485
Lakeland Bancorp, Inc.
1,943 31,107
Mercantile Bank Corp.
3,255 96,706
Midland States Bancorp, Inc.
11,135 262,452
NBT Bancorp, Inc.
4,174 158,403
Northeast Bank
3,651 133,882
OceanFirst Financial Corp.
7,509 139,968
OFG Bancorp
3,697 92,906
Old National Bancorp
12,058 198,595
PCB Bancorp
6,900 124,683
Peapack-Gladstone Financial
Corp. 1,193 40,144
Peoples Bancorp, Inc.
1,097 31,736
QCR Holdings, Inc.
964 49,106
Renasant Corp.
1,720 53,802
Republic Bancorp, Inc., Class A
857 32,823
S&T Bancorp, Inc.
3,835 112,404
ServisFirst Bancshares, Inc.
4,239 339,120
SouthState Corp.
1,300 102,856
Texas Capital Bancshares, Inc. *
2,139 126,265
Trustmark Corp.
1,383 42,361
Washington Federal, Inc.
1,438 43,111
9,215,503
Beverages - 1.0%
Celsius Holdings, Inc. *
3,420 310,125
Coca-Cola Consolidated, Inc.
971 399,790
MGP Ingredients, Inc.
2,225 236,206
National Beverage Corp.
2,318 89,336
1,035,457

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.6%
ACADIA Pharmaceuticals, Inc. *
4,832 79,051
Adicet Bio, Inc. *
2,957 42,048
Agenus, Inc. *
16,242 33,296
Alector, Inc. *
36,485 345,148
Alkermes plc *
5,508 122,994
Amicus Therapeutics, Inc. *
15,837 165,338
Anika Therapeutics, Inc. *
3,350 79,730
Arcus Biosciences, Inc. *
8,479 221,811
Arrowhead Pharmaceuticals, Inc. *
5,157 170,439
Atara Biotherapeutics, Inc. *
24,018 90,788
Beam Therapeutics, Inc. *
4,253 202,613
Biohaven Pharmaceutical Holding
Co. Ltd. * 2,433 367,797
C4 Therapeutics, Inc. *
8,706 76,352
Caribou Biosciences, Inc. *
3,200 33,760
Catalyst Pharmaceuticals, Inc. *
57,384 736,237
ChemoCentryx, Inc. *
2,657 137,261
Cullinan Oncology, Inc. *
9,949 127,546
Cytokinetics, Inc. *
3,638 176,261
Emergent BioSolutions, Inc. *
12,695 266,468
Foghorn Therapeutics, Inc. *
26,273 225,422
Global Blood Therapeutics, Inc. *
2,632 179,239
Halozyme Therapeutics, Inc. *
6,000 237,240
Heron Therapeutics, Inc. *
18,386 77,589
IGM Biosciences, Inc. *
1,764 40,113
Insmed, Inc. *
6,637 142,961
Ironwood Pharmaceuticals, Inc. *
28,868 299,072
iTeos Therapeutics, Inc. *
23,491 447,503
Karuna Therapeutics, Inc. *
500 112,465
Keros Therapeutics, Inc. *
807 30,359
Ligand Pharmaceuticals, Inc. *
1,422 122,448
Organogenesis Holdings, Inc. *
72,132 233,708
PDL BioPharma, Inc. (3)*(b)
32,677 38,012
Praxis Precision Medicines, Inc. *
11,291 25,631
Precigen, Inc. *
31,588 66,967
Protagonist Therapeutics, Inc. *
3,692 31,124
Recursion Pharmaceuticals, Inc.,
Class A * 4,751 50,551
REGENXBIO, Inc. *
7,899 208,771
Seres Therapeutics, Inc. *
10,430 66,961
Stoke Therapeutics, Inc. *
1,955 25,102
Syndax Pharmaceuticals, Inc. *
2,080 49,982
Tango Therapeutics, Inc. *
22,021 79,716
Twist Bioscience Corp. *
781 27,522
VBI Vaccines, Inc. *
85,467 60,323
Vericel Corp. *
7,091 164,511
Vir Biotechnology, Inc. *
13,149 253,513
6,771,743
Building Products - 2.2%
Apogee Enterprises, Inc.
14,282 545,858
Griffon Corp.
1,800 53,136
Insteel Industries, Inc.
12,621 334,835
JELD-WEN Holding, Inc. *
10,052 87,955
INVESTMENTS SHARES VALUE ($)
Building Products - 2.2% (continued)
Quanex Building Products Corp.
1,556 28,257
UFP Industries, Inc.
14,495 1,045,959
Zurn Elkay Water Solutions Corp.
5,807 142,272
2,238,272
Capital Markets - 1.4%
Artisan Partners Asset
Management, Inc., Class A 3,933 105,916
Brightsphere Investment Group,
Inc. 4,835 72,090
Cohen & Steers, Inc.
1,237 77,473
Cowen, Inc., Class A
1,085 41,924
Diamond Hill Investment Group,
Inc. 512 84,480
Donnelley Financial Solutions,
Inc. * 9,790 361,936
Federated Hermes, Inc., Class B
7,470 247,406
Houlihan Lokey, Inc.
416 31,358
Oppenheimer Holdings, Inc., Class
A 7,017 217,387
StoneX Group, Inc. *
1,990 165,051
Virtus Investment Partners, Inc.
373 59,501
1,464,522
Chemicals - 1.6%
AdvanSix, Inc.
9,065 290,987
American Vanguard Corp.
7,877 147,300
FutureFuel Corp.
27,808 167,960
Intrepid Potash, Inc. *
5,588 221,117
Koppers Holdings, Inc.
2,557 53,134
Livent Corp. *
4,502 137,986
LSB Industries, Inc. *
2,858 40,727
Rayonier Advanced Materials,
Inc. * 11,253 35,447
Stepan Co.
2,573 241,013
Tronox Holdings plc
9,735 119,254
Valhi, Inc.
8,920 224,427
1,679,352
Commercial Services & Supplies - 0.6%
ACCO Brands Corp.
24,054 117,864
Cimpress plc (Ireland) *
2,360 57,773
Ennis, Inc.
5,114 102,945
Heritage-Crystal Clean, Inc. *
1,012 29,925
HNI Corp.
3,873 102,673
Interface, Inc.
16,972 152,578
Quad/Graphics, Inc. *
30,535 78,170
641,928
Communications Equipment - 1.0%
Calix, Inc. *
6,386 390,440
Casa Systems, Inc. *
27,149 84,976
CommScope Holding Co., Inc. *
8,240 75,890
Digi International, Inc. *
3,152 108,965
Extreme Networks, Inc. *
18,579 242,828

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.0% (continued)
NetScout Systems, Inc. *
2,918 91,392
994,491
Construction & Engineering - 2.6%
API Group Corp. *
9,020 119,695
Arcosa, Inc.
3,429 196,070
Comfort Systems USA, Inc.
2,375 231,159
Dycom Industries, Inc. *
686 65,534
EMCOR Group, Inc.
5,140 593,567
Fluor Corp. *
1,825 45,424
IES Holdings, Inc. *
1,855 51,235
Infrastructure and Energy
Alternatives, Inc. * 1,261 17,074
MYR Group, Inc. *
12,737 1,079,206
Primoris Services Corp.
5,206 84,598
Sterling Infrastructure, Inc. *
7,551 162,120
2,645,682
Consumer Finance - 0.5%
Bread Financial Holdings, Inc.
8,619 271,068
Encore Capital Group, Inc. *
2,780 126,434
Enova International, Inc. *
2,470 72,297
Navient Corp.
2,646 38,870
508,669
Containers & Packaging - 0.1%
O-I Glass, Inc. * 6,568 85,056
Diversified Consumer Services - 0.5%
2U, Inc. *
4,134 25,837
Laureate Education, Inc., Class A
2,783 29,361
Perdoceo Education Corp. *
26,041 268,222
Stride, Inc. *
2,450 102,974
WW International, Inc. *
13,650 53,644
480,038
Diversified Financial Services - 0.3%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 4,721 61,656
Jackson Financial, Inc., Class A
8,104 224,886
286,542
Diversified Telecommunication Services - 0.1%
EchoStar Corp., Class A *
2,526 41,603
Globalstar, Inc. *
17,626 28,026
69,629
Electric Utilities - 0.3%
Otter Tail Corp.
1,794 110,367
PNM Resources, Inc.
4,384 200,480
310,847
Electrical Equipment - 1.6%
Array Technologies, Inc. *
6,503 107,820
Atkore, Inc. *
9,003 700,523
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.6% (continued)
Encore Wire Corp.
5,463 631,195
ESS Tech, Inc. *
7,978 32,630
FuelCell Energy, Inc. *
15,686 53,489
GrafTech International Ltd.
11,515 49,630
Stem, Inc. *
4,088 54,534
1,629,821
Electronic Equipment, Instruments & Components - 2.9%
ePlus, Inc. *
6,413 266,396
Fabrinet (Thailand) *
5,468 521,921
Insight Enterprises, Inc. *
8,746 720,758
Methode Electronics, Inc.
8,648 321,273
PC Connection, Inc.
5,566 250,971
Rogers Corp. *
810 195,923
Sanmina Corp. *
10,765 496,051
Velodyne Lidar, Inc. *
111,952 106,030
Vishay Intertechnology, Inc.
2,321 41,290
2,920,613
Energy Equipment & Services - 2.2%
Archrock, Inc.
7,704 49,460
Bristow Group, Inc. *
3,395 79,748
Cactus, Inc., Class A
3,213 123,476
ChampionX Corp.
8,810 172,412
Dril-Quip, Inc. *
2,844 55,515
Liberty Energy, Inc., Class A *
19,217 243,672
Nabors Industries Ltd. *
998 101,247
National Energy Services Reunited
Corp. * 22,178 131,737
Newpark Resources, Inc. *
28,937 72,921
NexTier Oilfield Solutions, Inc. *
22,308 165,079
Noble Corp. plc *
1,765 52,209
ProPetro Holding Corp. *
61,345 493,827
RPC, Inc.
20,843 144,442
Select Energy Services, Inc., Class
A * 15,976 111,353
Solaris Oilfield Infrastructure, Inc.,
Class A 11,706 109,568
TETRA Technologies, Inc. *
20,864 74,902
US Silica Holdings, Inc. *
4,252 46,559
Weatherford International plc *
1,128 36,423
2,264,550
Entertainment - 0.1%
Playstudios, Inc. * 30,524 106,529
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Assets Trust, Inc.
3,781 97,247
Apple Hospitality REIT, Inc.
14,507 203,968
Braemar Hotels & Resorts, Inc.
20,405 87,741
Brandywine Realty Trust
3,828 25,839
BRT Apartments Corp.
2,120 43,057
Empire State Realty Trust, Inc.,
Class A 8,995 59,007
Global Net Lease, Inc.
6,312 67,223
Hersha Hospitality Trust, Class A
8,259 65,907

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.2% (continued)
Independence Realty Trust, Inc.
6,241 104,412
Kite Realty Group Trust
3,416 58,824
LXP Industrial Trust
11,810 108,180
Macerich Co. (The)
3,344 26,551
National Health Investors, Inc.
1,294 73,150
Necessity Retail REIT, Inc. (The)
37,842 222,511
NexPoint Residential Trust, Inc.
3,261 150,691
Office Properties Income Trust
21,846 306,936
One Liberty Properties, Inc.
1,959 41,178
Phillips Edison & Co., Inc.
2,731 76,605
Physicians Realty Trust
8,095 121,749
Piedmont Office Realty Trust, Inc.,
Class A 19,525 206,184
PotlatchDeltic Corp.
3,124 128,209
RLJ Lodging Trust
4,521 45,753
Sabra Health Care REIT, Inc.
12,156 159,487
Saul Centers, Inc.
753 28,237
Service Properties Trust
13,360 69,338
Uniti Group, Inc.
12,744 88,571
Urban Edge Properties
12,023 160,387
Urstadt Biddle Properties, Inc.,
Class A 13,707 212,596
Washington REIT
1,775 31,169
Whitestone REIT
23,431 198,226
3,268,933
Food & Staples Retailing - 1.1%
Fresh Market, Inc. (The) Escrow
(3)*(b) 20 –
Ingles Markets, Inc., Class A
7,717 611,264
Rite Aid Corp. *
4,949 24,497
SpartanNash Co.
1,939 56,270
Sprouts Farmers Market, Inc. *
1,829 50,755
United Natural Foods, Inc. *
7,626 262,106
Weis Markets, Inc.
2,014 143,477
1,148,369
Food Products - 1.4%
Calavo Growers, Inc.
877 27,845
Cal-Maine Foods, Inc.
829 46,084
Fresh Del Monte Produce, Inc.
4,646 107,973
John B Sanfilippo & Son, Inc.
6,589 498,985
Seneca Foods Corp., Class A *
6,043 304,809
SunOpta, Inc. (Canada) *
16,356 148,839
Tattooed Chef, Inc. *
6,567 32,704
Vital Farms, Inc. *
9,940 118,982
Whole Earth Brands, Inc. *
47,886 183,882
1,470,103
Gas Utilities - 0.5%
New Jersey Resources Corp.
3,253 125,891
Northwest Natural Holding Co.
3,205 139,033
South Jersey Industries, Inc.
4,495 150,223
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.5% (continued)
Southwest Gas Holdings, Inc.
816 56,916
472,063
Health Care Equipment & Supplies - 2.5%
Atrion Corp.
53 29,945
Avanos Medical, Inc. *
2,329 50,725
Bioventus, Inc., Class A *
3,884 27,188
CONMED Corp.
1,495 119,854
Figs, Inc., Class A *
17,512 144,474
Haemonetics Corp. *
405 29,982
Integer Holdings Corp. *
3,561 221,601
Invacare Corp. *
19,810 15,458
iRadimed Corp.
1,495 44,940
iRhythm Technologies, Inc. *
1,083 135,678
Lantheus Holdings, Inc. *
1,605 112,880
LeMaitre Vascular, Inc.
1,350 68,418
Meridian Bioscience, Inc. *
1,809 57,038
Merit Medical Systems, Inc. *
5,491 310,296
Omnicell, Inc. *
3,622 315,223
Senseonics Holdings, Inc. *
28,784 37,995
Shockwave Medical, Inc. *
1,548 430,452
STAAR Surgical Co. *
1,745 123,110
Tactile Systems Technology, Inc. *
16,343 127,312
TransMedics Group, Inc. *
590 24,626
Zynex, Inc.
12,310 111,652
2,538,847
Health Care Providers & Services - 3.1%
1Life Healthcare, Inc. *
7,533 129,191
Accolade, Inc. *
2,756 31,474
AdaptHealth Corp. *
9,229 173,321
Addus HomeCare Corp. *
347 33,048
AMN Healthcare Services, Inc. *
3,616 383,151
Community Health Systems, Inc. *
47,017 101,087
CorVel Corp. *
2,593 358,949
Cross Country Healthcare, Inc. *
9,439 267,784
Ensign Group, Inc. (The)
4,930 391,935
Fulgent Genetics, Inc. *
2,934 111,844
Joint Corp. (The) *
4,051 63,641
LHC Group, Inc. *
1,331 217,832
National Research Corp.
1,829 72,794
OPKO Health, Inc. *
27,552 52,073
Owens & Minor, Inc.
10,112 243,699
Patterson Cos., Inc.
10,730 257,735
PetIQ, Inc. *
3,075 21,218
Select Medical Holdings Corp.
10,100 223,210
Sema4 Holdings Corp. *
32,144 28,206
3,162,192
Health Care Technology - 0.7%
Allscripts Healthcare Solutions,
Inc. * 4,671 71,139
Computer Programs and Systems,
Inc. * 2,776 77,395
Evolent Health, Inc., Class A *
8,955 321,753

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0.7% (continued)
Health Catalyst, Inc. *
4,643 45,037
NextGen Healthcare, Inc. *
3,083 54,569
OptimizeRx Corp. *
3,626 53,737
Simulations Plus, Inc.
1,686 81,839
705,469
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.
4,113 75,391
Bluegreen Vacations Holding Corp.
1,622 26,796
Brinker International, Inc. *
2,169 54,182
Cheesecake Factory, Inc. (The)
1,237 36,219
Golden Entertainment, Inc. *
1,027 35,832
Hilton Grand Vacations, Inc. *
779 25,621
Inspired Entertainment, Inc. *
3,045 26,887
International Game Technology plc
1,723 27,223
Light & Wonder, Inc. *
6,597 282,879
Monarch Casino & Resort, Inc. *
520 29,193
RCI Hospitality Holdings, Inc.
2,387 155,967
Red Rock Resorts, Inc., Class A
2,270 77,770
Ruth's Hospitality Group, Inc.
1,882 31,731
Texas Roadhouse, Inc.
4,893 426,963
Vacasa, Inc., Class A *
8,610 26,433
1,339,087
Household Durables - 1.3%
Aterian, Inc. *
13,030 16,157
Beazer Homes USA, Inc. *
2,526 24,427
Century Communities, Inc.
4,321 184,852
GoPro, Inc., Class A *
10,303 50,794
Green Brick Partners, Inc. *
1,370 29,291
KB Home
1,597 41,394
M/I Homes, Inc. *
3,748 135,790
Meritage Homes Corp. *
4,023 282,696
Taylor Morrison Home Corp., Class
A * 13,373 311,858
Tri Pointe Homes, Inc. *
10,549 159,395
Tupperware Brands Corp. *
19,852 130,031
1,366,685
Household Products - 0.1%
WD-40 Co. 375 65,902
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc., Class C
5,241 166,926
Montauk Renewables, Inc. *
9,993 174,278
Ormat Technologies, Inc.
2,731 235,412
Sunnova Energy International,
Inc. * 4,250 93,840
670,456
Insurance - 2.3%
Argo Group International Holdings
Ltd. 2,147 41,351
CNO Financial Group, Inc.
5,575 100,183
Employers Holdings, Inc.
13,872 478,445
Genworth Financial, Inc., Class A *
71,726 251,041
INVESTMENTS SHARES VALUE ($)
Insurance - 2.3% (continued)
Horace Mann Educators Corp.
10,374 366,098
Kinsale Capital Group, Inc.
393 100,380
ProAssurance Corp.
3,541 69,085
Root, Inc., Class A *
4,504 35,492
Selective Insurance Group, Inc.
4,313 351,078
Stewart Information Services Corp.
7,433 324,376
Tiptree, Inc.
4,976 53,542
United Fire Group, Inc.
3,950 113,484
Universal Insurance Holdings, Inc.
6,540 64,419
2,348,974
Interactive Media & Services - 0.4%
EverQuote, Inc., Class A *
6,165 42,045
Outbrain, Inc. *
32,619 119,060
Yelp, Inc. *
1,354 45,914
Ziff Davis, Inc. *
2,685 183,869
390,888
Internet & Direct Marketing Retail - 0.2%
Lands' End, Inc. *
8,952 69,109
Qurate Retail, Inc., Series A
25,351 50,956
Stitch Fix, Inc., Class A *
31,978 126,313
246,378
IT Services - 1.3%
CSG Systems International, Inc.
2,538 134,209
EVERTEC, Inc.
6,528 204,653
Flywire Corp. *
1,278 29,343
Grid Dynamics Holdings, Inc. *
1,641 30,736
Hackett Group, Inc. (The)
9,556 169,332
Information Services Group, Inc.
8,121 38,656
Paysafe Ltd. *
18,234 25,163
Perficient, Inc. *
3,774 245,385
Squarespace, Inc., Class A *
2,916 62,286
StoneCo Ltd., Class A (Brazil) *
26,493 252,478
TTEC Holdings, Inc.
3,044 134,880
1,327,121
Leisure Products - 0.9%
Acushnet Holdings Corp.
3,239 140,864
Johnson Outdoors, Inc., Class A
1,307 67,062
Malibu Boats, Inc., Class A *
4,386 210,484
MasterCraft Boat Holdings, Inc. *
3,675 69,274
Topgolf Callaway Brands Corp. *
1,545 29,757
Vista Outdoor, Inc. *
15,224 370,248
887,689
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (Canada)
* 7,413 73,315
Berkeley Lights, Inc. *
26,493 75,770
Medpace Holdings, Inc. *
2,607 409,742
Quanterix Corp. *
8,006 88,226
Science 37 Holdings, Inc. *
17,150 27,611
Seer, Inc. *
3,305 25,581

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0.7% (continued)
Singular Genomics Systems, Inc. *
7,564 18,910
719,155
Machinery - 2.4%
CIRCOR International, Inc. *
4,458 73,512
Columbus McKinnon Corp.
2,566 67,127
Desktop Metal, Inc., Class A *
19,764 51,189
Federal Signal Corp.
2,937 109,609
Hyzon Motors, Inc. *
15,830 26,911
Kennametal, Inc.
2,938 60,464
Markforged Holding Corp. *
17,981 35,602
Mueller Industries, Inc.
18,631 1,107,427
Proto Labs, Inc. *
5,723 208,489
REV Group, Inc.
10,741 118,473
Shyft Group, Inc. (The)
3,359 68,624
Terex Corp.
2,411 71,703
Titan International, Inc. *
16,664 202,301
Wabash National Corp.
15,144 235,641
2,437,072
Marine - 0.7%
Eagle Bulk Shipping, Inc.
1,918 82,819
Genco Shipping & Trading Ltd.
15,671 196,358
Golden Ocean Group Ltd. (Norway)
8,548 63,853
Matson, Inc.
4,381 269,519
Safe Bulkers, Inc. (Greece)
52,017 128,482
741,031
Media - 0.6%
AMC Networks, Inc., Class A *
5,756 116,847
Cumulus Media, Inc., Class A *
11,938 83,924
PubMatic, Inc., Class A *
4,508 74,968
Scholastic Corp.
838 25,777
Sinclair Broadcast Group, Inc.,
Class A 3,276 59,263
TEGNA, Inc.
10,636 219,952
580,731
Metals & Mining - 2.3%
Alpha Metallurgical Resources, Inc.
1,777 243,165
Arconic Corp. *
10,314 175,750
Century Aluminum Co. *
3,795 20,038
Commercial Metals Co.
20,413 724,253
Olympic Steel, Inc.
6,405 146,098
Ryerson Holding Corp.
10,496 270,167
Schnitzer Steel Industries, Inc.,
Class A 5,370 152,830
SunCoke Energy, Inc.
15,698 91,205
TimkenSteel Corp. *
20,203 302,843
Warrior Met Coal, Inc.
5,811 165,265
Worthington Industries, Inc.
778 29,673
2,321,287
INVESTMENTS SHARES VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 10,665 88,520
Arbor Realty Trust, Inc.
6,322 72,703
Blackstone Mortgage Trust, Inc.,
Class A 9,163 213,864
Chimera Investment Corp.
12,242 63,903
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 137,798
PennyMac Mortgage Investment
Trust 6,655 78,396
655,184
Multiline Retail - 0.0% (c)
Dillard's, Inc., Class A 119 32,458
Multi-Utilities - 0.5%
Avista Corp.
3,168 117,374
Black Hills Corp.
3,256 220,529
NorthWestern Corp.
2,627 129,459
467,362
Oil, Gas & Consumable Fuels - 7.1%
Alto Ingredients, Inc. *
62,376 227,049
Arch Resources, Inc.
2,825 335,045
Ardmore Shipping Corp. (Ireland) *
5,150 47,019
Berry Corp.
21,478 161,085
California Resources Corp.
3,139 120,632
Callon Petroleum Co. *
3,272 114,553
Centrus Energy Corp., Class A *
4,470 183,181
Chord Energy Corp.
3,472 474,865
Civitas Resources, Inc.
8,283 475,361
Comstock Resources, Inc. *
3,914 67,673
CONSOL Energy, Inc.
5,557 357,426
CVR Energy, Inc.
4,459 129,222
Delek US Holdings, Inc.
5,006 135,863
Dorian LPG Ltd.
10,235 138,889
Earthstone Energy, Inc., Class A *
4,713 58,064
Energy Fuels, Inc. *
4,358 26,671
Kosmos Energy Ltd. (Ghana) *
8,495 43,919
Laredo Petroleum, Inc. *
1,129 70,958
Magnolia Oil & Gas Corp., Class A
14,434 285,938
Matador Resources Co.
7,867 384,854
Murphy Oil Corp.
8,108 285,158
NACCO Industries, Inc., Class A
4,182 196,679
NextDecade Corp. *
7,545 45,421
Northern Oil and Gas, Inc.
1,013 27,766
PBF Energy, Inc., Class A *
18,219 640,580
Peabody Energy Corp. *
4,253 105,559
Permian Resources Corp. *
29,767 202,416
Ranger Oil Corp.
1,736 54,597
REX American Resources Corp. *
13,530 377,758
Riley Exploration Permian, Inc.
3,118 59,180
SandRidge Energy, Inc. *
5,449 88,873
Scorpio Tankers, Inc. (Monaco)
2,747 115,484
SFL Corp. Ltd. (Norway)
6,604 60,162
Sitio Royalties Corp.
3,114 68,851

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 7.1% (continued)
SM Energy Co.
11,378 427,927
Talos Energy, Inc. *
10,913 181,701
Teekay Corp. *
17,149 61,565
VAALCO Energy, Inc.
50,811 221,536
W&T Offshore, Inc. *
19,829 116,198
World Fuel Services Corp.
2,842 66,616
7,242,294
Paper & Forest Products - 0.0% (c)
Resolute Forest Products, Inc. * 1,920 38,400
Personal Products - 0.5%
Edgewell Personal Care Co.
4,873 182,250
Herbalife Nutrition Ltd. *
4,065 80,853
Honest Co., Inc. (The) *
18,006 63,021
Nu Skin Enterprises, Inc., Class A
5,586 186,405
USANA Health Sciences, Inc. *
515 28,866
541,395
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. *
2,400 36,312
Amphastar Pharmaceuticals, Inc. *
2,287 64,265
Arvinas, Inc. *
4,334 192,820
Atea Pharmaceuticals, Inc. *
18,493 105,225
Athira Pharma, Inc. *
16,654 49,462
Corcept Therapeutics, Inc. *
15,134 388,036
Evolus, Inc. *
4,584 36,901
Harmony Biosciences Holdings,
Inc. * 1,743 77,197
Innoviva, Inc. *
3,683 42,760
Phibro Animal Health Corp., Class
A 2,171 28,853
Prestige Consumer Healthcare,
Inc. * 2,551 127,116
Supernus Pharmaceuticals, Inc. *
5,371 181,808
Xeris Biopharma Holdings, Inc. *
20,487 31,960
1,362,715
Professional Services - 1.6%
Barrett Business Services, Inc.
1,855 144,690
Franklin Covey Co. *
684 31,047
Heidrick & Struggles International,
Inc. 4,821 125,298
Insperity, Inc.
1,137 116,076
Kforce, Inc.
17,755 1,041,331
Resources Connection, Inc.
4,561 82,417
TrueBlue, Inc. *
5,931 113,163
1,654,022
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc. *
14,031 113,791
Cushman & Wakefield plc *
9,713 111,214
eXp World Holdings, Inc.
6,581 73,773
Forestar Group, Inc. *
15,866 177,541
476,319
INVESTMENTS SHARES VALUE ($)
Road & Rail - 1.1%
ArcBest Corp.
9,789 711,954
Covenant Logistics Group, Inc.
8,508 244,180
Daseke, Inc. *
5,159 27,910
PAM Transportation Services, Inc. *
3,172 98,205
1,082,249
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor
Ltd. * 7,052 216,920
Amkor Technology, Inc.
36,628 624,507
Axcelis Technologies, Inc. *
2,277 137,895
Diodes, Inc. *
6,970 452,423
FormFactor, Inc. *
15,138 379,207
Ichor Holdings Ltd. *
5,131 124,221
Kulicke & Soffa Industries, Inc.
(Singapore) 2,003 77,176
MaxLinear, Inc. *
2,875 93,782
Onto Innovation, Inc. *
1,983 127,011
Photronics, Inc. *
24,229 354,228
Power Integrations, Inc.
7,077 455,193
SMART Global Holdings, Inc. *
7,802 123,818
Synaptics, Inc. *
4,121 408,020
Ultra Clean Holdings, Inc. *
8,648 222,686
3,797,087
Software - 1.9%
8x8, Inc. *
8,905 30,722
ACI Worldwide, Inc. *
1,392 29,093
American Software, Inc., Class A
5,403 82,774
Avaya Holdings Corp. *
25,610 40,720
ChannelAdvisor Corp. *
1,265 28,665
Cleanspark, Inc. *
57,943 184,259
Clear Secure, Inc., Class A *
1,450 33,147
Consensus Cloud Solutions, Inc. *
1,070 50,611
CS Disco, Inc. *
2,677 26,770
Digital Turbine, Inc. *
5,789 83,420
Greenidge Generation Holdings,
Inc. * 28,600 57,200
LiveRamp Holdings, Inc. *
4,121 74,837
Mitek Systems, Inc. *
6,033 55,262
Progress Software Corp.
5,680 241,684
Qualys, Inc. *
1,115 155,420
Rimini Street, Inc. *
9,818 45,752
Sprout Social, Inc., Class A *
1,717 104,188
SPS Commerce, Inc. *
3,897 484,124
Zeta Global Holdings Corp., Class
A * 18,286 120,870
1,929,518
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.
2,896 122,153
Asbury Automotive Group, Inc. *
2,406 363,547
Caleres, Inc.
3,257 78,884
Citi Trends, Inc. *
5,015 77,783
Conn's, Inc. *
8,503 60,201

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.2% (continued)
Destination XL Group, Inc. *
5,168 28,011
Express, Inc. *
51,031 55,624
Genesco, Inc. *
3,420 134,474
Group 1 Automotive, Inc.
2,771 395,893
Hibbett, Inc.
5,160 257,020
MarineMax, Inc. *
5,532 164,798
Murphy USA, Inc.
1,573 432,433
ODP Corp. (The) *
9,864 346,720
Party City Holdco, Inc. *
35,844 56,633
Rent-A-Center, Inc.
1,234 21,607
Sally Beauty Holdings, Inc. *
9,403 118,478
Signet Jewelers Ltd.
5,769 329,929
Sleep Number Corp. *
1,700 57,477
Sonic Automotive, Inc., Class A
4,258 184,371
Zumiez, Inc. *
1,335 28,743
3,314,779
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. *
6,235 145,026
Diebold Nixdorf, Inc. *
67,969 165,845
Super Micro Computer, Inc. *
6,618 364,453
675,324
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. *
602 41,333
G-III Apparel Group Ltd. *
16,713 249,859
Movado Group, Inc.
2,194 61,827
Oxford Industries, Inc.
362 32,501
385,520
Thrifts & Mortgage Finance - 2.3%
Flagstar Bancorp, Inc.
2,261 75,517
Mr Cooper Group, Inc. *
20,486 829,683
PennyMac Financial Services, Inc.
8,653 371,214
Provident Financial Services, Inc.
1,379 26,890
Radian Group, Inc.
17,777 342,918
TrustCo Bank Corp.
2,129 66,893
Walker & Dunlop, Inc.
6,798 569,197
Waterstone Financial, Inc.
1,886 30,478
2,312,790
Tobacco - 0.1%
Vector Group Ltd. 6,859 60,428
Trading Companies & Distributors - 2.7%
BlueLinx Holdings, Inc. *
3,224 200,210
Boise Cascade Co.
13,096 778,688
GMS, Inc. *
7,975 319,080
Rush Enterprises, Inc., Class A
13,668 599,479
Textainer Group Holdings Ltd.
(China) 7,363 197,770
Titan Machinery, Inc. *
3,784 106,936
Triton International Ltd.
3,107 170,046
Veritiv Corp. *
4,357 425,984
2,798,193
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0.0% (c)
Artesian Resources Corp., Class A 577 27,765
Wireless Telecommunication Services - 0.1%
Gogo, Inc. *
2,409 29,197
Telephone and Data Systems, Inc.
6,587 91,559
120,756
TOTAL COMMON STOCKS
(Cost $73,505,788) 95,857,915
PREFERRED STOCKS - 0.0% (c)
Media - 0.0% (c)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (d)
(Cost $11,662) 1,368 34,091
SHORT-TERM INVESTMENTS - 5.7%
INVESTMENT COMPANIES - 5.7%
Limited Purpose Cash Investment
Fund, 2.57% (e)
(Cost $5,854,125) 5,858,429 5,855,500
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $79,371,575) 101,747,506
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (f) 359,323
NET ASSETS - 100.0% 102,106,829
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,302,623 1.3%
Consumer Discretionary 9,382,762 9.2
Consumer Staples 4,321,654 4.2
Energy 9,506,844 9.3
Financials 16,792,184 16.5
Health Care 15,260,121 14.9
Industrials 17,863,824 17.5
Information Technology 11,644,154 11.4
Materials 4,124,095 4.0
Real Estate 3,745,252 3.7
Utilities 1,948,493 1.9
Investment Companies 5,855,500 5.7
Total Investments In Securities
At Value 101,747,506 99.6
Other Assets in Excess of
Liabilities (f ) 359,323 0.4
Net Assets
$ 102,106,829 100.0%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2022, the value of these securities amounted to $47,557 or 0.05% of net assets.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $38,012, which represents 0.04% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Perpetual security. The rate reflected was the rate in effect on September 30, 2022. The maturity date reflects the next call date.
(e) Represents 7-day effective yield as of September 30, 2022.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 57 12/2022 USD $ 4,758,930 $ (447,802)
$ (447,802)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 725,612 $ 725,612

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 8.6%
APA Group 124,537 766,269
Aristocrat Leisure Ltd. 29,903 630,552
Aurizon Holdings Ltd. 1,153,392 2,550,901
BHP Group Ltd. 75,493 1,876,615
BlueScope Steel Ltd. 231,253 2,245,847
CSL Ltd. 30,201 5,492,570
Dexus, REIT 80,141 398,666
Fortescue Metals Group Ltd. 221,376 2,376,550
Goodman Group, REIT 44,644 451,209
Lottery Corp. Ltd. (The) * 57,040 152,864
Origin Energy Ltd. 235,247 780,542
Rio Tinto Ltd. 8,995 544,129
Rio Tinto plc 104,331 5,644,921
South32 Ltd. 839,139 1,992,041
Tabcorp Holdings Ltd. 57,040 34,206
Transurban Group 37,480 295,995
WiseTech Global Ltd. 82,047 2,680,684
Woodside Energy Group Ltd. 163,780 3,346,274
32,260,835
—
Austria - 0.1%
Mondi plc 25,754 395,644
Belgium - 0.4%
Ageas SA/NV 20,631 752,448
Groupe Bruxelles Lambert NV 1,467 102,595
Proximus SADP 72,073 747,258
1,602,301
—
Canada - 10.6%
Alimentation Couche-Tard, Inc. (1) 21,067 848,109
ARC Resources Ltd. (1) 8,426 101,196
Bank of Montreal (1) 20,678 1,812,347
Bank of Nova Scotia (The) (1) 5,464 259,880
Canadian Apartment Properties,
REIT (1) 3,482 106,122
Canadian Imperial Bank of
Commerce (1) 35,576 1,557,118
Canadian Natural Resources Ltd.
(1) 118,623 5,521,742
Canadian Pacific Railway Ltd. (1) 13,230 883,149
Canadian Tire Corp. Ltd., Class A
(1) 24,826 2,642,823
CCL Industries, Inc., Class B (1) 4,615 223,709
CGI, Inc. (1)* 27,366 2,060,152
Empire Co. Ltd., Class A (1) 4,112 102,283
Fairfax Financial Holdings Ltd. (1) 6,663 3,043,125
Gildan Activewear, Inc. (1) 5,898 166,733
Great-West Lifeco, Inc. (1) 6,006 129,655
iA Financial Corp., Inc. (1) 12,987 659,903
IGM Financial, Inc. (1) 12,804 319,046
Imperial Oil Ltd. (1) 87,452 3,786,516
Loblaw Cos. Ltd. (1) 17,738 1,404,555
Manulife Financial Corp. (1) 28,526 447,710
National Bank of Canada (1) 18,499 1,159,477
Nutrien Ltd. (1) 14,110 1,176,727
Nuvei Corp. (1)*(a) 10,829 292,646
Onex Corp. (1) 9,686 444,279
Open Text Corp. (1) 13,308 351,739
INVESTMENTS SHARES VALUE ($)
Canada - 10.6% (continued)
Power Corp. of Canada (1) 5,259 118,516
Royal Bank of Canada (1) 23,203 2,089,085
Suncor Energy, Inc. (1) 79,332 2,234,057
Teck Resources Ltd., Class B (1) 4,499 136,825
Toronto-Dominion Bank (The) (1) 9,710 595,527
Tourmaline Oil Corp. (1) 23,777 1,235,712
West Fraser Timber Co. Ltd. (1) 51,522 3,727,219
39,637,682
—
China - 0.9%
BOC Hong Kong Holdings Ltd. 499,000 1,659,534
Budweiser Brewing Co. APAC Ltd.
(a) 559,700 1,457,491
SITC International Holdings Co.
Ltd. 120,000 220,072
3,337,097
—
Denmark - 2.5%
AP Moller - Maersk A/S, Class B 1,703 3,094,740
Novo Nordisk A/S, Class B 52,379 5,217,881
Pandora A/S 22,603 1,057,058
9,369,679
—
Finland - 0.4%
Kesko OYJ, Class B 26,047 485,958
Neste OYJ 13,398 584,012
Nokia OYJ 124,892 536,169
1,606,139
—
France - 7.6%
Arkema SA 1,472 107,278
AXA SA 118,661 2,590,716
BNP Paribas SA 65,235 2,755,478
Carrefour SA 247,206 3,428,523
Cie de Saint-Gobain 73,096 2,613,593
Dassault Aviation SA 11,783 1,340,562
Electricite de France SA 14,534 168,557
Ipsen SA 19,737 1,826,662
L'Oreal SA 2,880 920,857
LVMH Moet Hennessy Louis
Vuitton SE 440 259,413
Orange SA 84,272 762,201
Publicis Groupe SA 45,751 2,167,806
Societe Generale SA 49,133 971,659
Sodexo SA 11,463 860,876
TotalEnergies SE 158,916 7,455,477
Unibail-Rodamco-Westfield, REIT * 4,856 200,941
28,430,599
—
Germany - 6.0%
Allianz SE (Registered) 3,857 607,610
BASF SE 54,704 2,099,452
Bayerische Motoren Werke AG 32,781 2,221,816
Brenntag SE 34,262 2,071,206
Deutsche Bank AG (Registered) 178,930 1,324,795
Deutsche Boerse AG 5,597 917,498
Deutsche Lufthansa AG
(Registered) * 23,147 133,053
Deutsche Post AG (Registered) 154,364 4,652,477
Fresenius SE & Co. KGaA 12,270 261,538

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Germany - 6.0% (continued)
GEA Group AG 12,087 391,171
HelloFresh SE * 51,900 1,086,367
Henkel AG & Co. KGaA
(Preference) 8,401 498,910
Infineon Technologies AG 99,417 2,175,645
Mercedes-Benz Group AG 32,697 1,653,390
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,640 635,503
Rheinmetall AG 10,056 1,548,297
Siemens Energy AG 3,772 41,533
Uniper SE 22,662 85,531
Volkswagen AG (Preference) 1,756 214,569
22,620,361
—
Hong Kong - 2.5%
CK Asset Holdings Ltd. 356,439 2,139,842
CLP Holdings Ltd. 66,500 502,590
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,104,092
Link, REIT 39,000 272,240
Sino Land Co. Ltd. 318,000 418,274
Sun Hung Kai Properties Ltd. 24,500 270,389
Swire Pacific Ltd., Class A 96,000 717,556
WH Group Ltd. (a) 6,106,500 3,840,615
9,265,598
—
Italy - 1.2%
Assicurazioni Generali SpA 114,804 1,567,572
Coca-Cola HBC AG 45,952 960,161
Eni SpA 66,286 704,534
Prysmian SpA 47,973 1,374,133
4,606,400
—
Japan - 20.1%
Bandai Namco Holdings, Inc. 5,500 358,426
CyberAgent, Inc. 65,000 547,307
Dai-ichi Life Holdings, Inc. 109,000 1,733,135
Daito Trust Construction Co. Ltd. 9,500 888,652
ENEOS Holdings, Inc. 760,100 2,451,439
Fuji Electric Co. Ltd. 10,800 395,830
Fujitsu Ltd. 12,400 1,359,685
Hakuhodo DY Holdings, Inc. 16,200 114,059
Hitachi Ltd. 2,500 106,390
Ibiden Co. Ltd. 63,000 1,722,342
Idemitsu Kosan Co. Ltd. 39,200 851,944
Iida Group Holdings Co. Ltd. 40,400 546,869
Inpex Corp. 336,600 3,139,497
ITOCHU Corp. 105,100 2,536,896
Japan Post Holdings Co. Ltd. 499,900 3,311,944
Japan Post Insurance Co. Ltd. 272,600 3,818,059
Japan Tobacco, Inc. 35,000 575,147
JFE Holdings, Inc. 11,200 103,997
KDDI Corp. 11,100 324,523
M3, Inc. 12,400 346,230
Marubeni Corp. 171,700 1,498,167
Mazda Motor Corp. 105,100 697,880
MISUMI Group, Inc. 16,200 348,825
Mitsubishi UFJ Financial Group,
Inc. 591,300 2,678,664
INVESTMENTS SHARES VALUE ($)
Japan - 20.1% (continued)
Mitsui & Co. Ltd. 70,800 1,506,608
Mizuho Financial Group, Inc. 174,520 1,889,115
MS&AD Insurance Group Holdings,
Inc. 146,200 3,871,774
NGK Insulators Ltd. 87,900 1,094,069
NIPPON EXPRESS HOLDINGS,
Inc. 9,100 462,544
Nippon Steel Corp. 34,200 474,637
Nippon Telegraph & Telephone
Corp. 155,600 4,196,892
Nippon Yusen KK 30,300 514,308
Nitto Denko Corp. 30,700 1,662,275
Nomura Real Estate Holdings, Inc. 10,700 241,651
ORIX Corp. 15,900 222,744
Osaka Gas Co. Ltd. 119,600 1,803,088
Otsuka Corp. 13,400 417,911
Otsuka Holdings Co. Ltd. 15,500 490,806
Resona Holdings, Inc. 1,221,600 4,470,396
Rohm Co. Ltd. 2,300 150,733
Shimano, Inc. 2,000 312,930
Shin-Etsu Chemical Co. Ltd. 5,800 573,950
SoftBank Group Corp. 10,400 352,468
Sompo Holdings, Inc. 107,900 4,317,223
Square Enix Holdings Co. Ltd. 4,900 211,196
Sumitomo Corp. 52,500 648,605
Sumitomo Mitsui Financial Group,
Inc. 58,100 1,610,618
Sumitomo Mitsui Trust Holdings,
Inc. 52,900 1,504,460
T&D Holdings, Inc. 105,900 1,006,583
Taisei Corp. 22,500 624,006
TDK Corp. 8,400 259,311
Tokyo Electric Power Co. Holdings,
Inc. * 867,900 2,774,356
Tokyo Gas Co. Ltd. 98,800 1,667,850
Tosoh Corp. 248,800 2,772,967
Toyota Tsusho Corp. 86,400 2,676,222
75,238,203
—
Netherlands - 5.6%
Adyen NV *(a) 811 1,011,448
Aegon NV 83,510 331,952
ASM International NV 779 174,424
ASML Holding NV 12,123 5,022,306
ING Groep NV 109,319 936,692
Koninklijke Ahold Delhaize NV 153,526 3,910,529
NN Group NV 17,591 684,183
Randstad NV 11,367 490,609
Shell plc 191,540 4,751,711
Universal Music Group NV 12,414 232,515
Wolters Kluwer NV 35,973 3,502,821
21,049,190
—
Singapore - 1.8%
CapitaLand Integrated Commercial
Trust, REIT 156,096 207,636
STMicroelectronics NV 147,251 4,576,160
Venture Corp. Ltd. 167,100 1,898,748
6,682,544
—

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
South Africa - 0.6%
Anglo American plc 80,384 2,413,596
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria
SA 500,247 2,244,032
Banco Santander SA 175,525 408,429
Enagas SA 55,386 857,317
Grifols SA * 11,611 100,311
Red Electrica Corp. SA 14,437 221,544
Repsol SA 418,737 4,811,394
Telefonica SA 624,227 2,063,643
10,706,670
—
Sweden - 2.6%
Alfa Laval AB 5,091 126,242
Atlas Copco AB, Class B 42,828 355,002
Boliden AB 7,128 220,226
Evolution AB (a) 62,729 4,958,574
Fastighets AB Balder, Class B * 169,358 676,023
H & M Hennes & Mauritz AB, Class
B 76,325 705,632
Hexagon AB, Class B 13,741 128,329
Investor AB, Class B 44,280 646,099
Securitas AB, Class B 64,772 449,650
Skandinaviska Enskilda Banken
AB, Class A 17,456 166,369
Skanska AB, Class B 10,952 136,306
SKF AB, Class B 7,868 105,405
Swedbank AB, Class A 16,295 213,884
Swedish Match AB 12,100 119,690
Swedish Orphan Biovitrum AB * 17,555 339,284
Telefonaktiebolaget LM Ericsson,
Class B 67,988 397,421
Volvo AB, Class B 7,578 107,236
9,851,372
—
Switzerland - 6.7%
Cie Financiere Richemont SA
(Registered) 12,130 1,145,017
Geberit AG (Registered) 1,427 611,881
Holcim AG * 14,221 582,784
Kuehne + Nagel International AG
(Registered) 7,933 1,615,412
Lonza Group AG (Registered) 2,133 1,038,539
Novartis AG (Registered) 117,000 8,919,728
SGS SA (Registered) 235 502,840
Sonova Holding AG (Registered) 15,871 3,492,588
Swatch Group AG (The) 15,925 3,576,731
Temenos AG (Registered) 17,248 1,162,807
UBS Group AG (Registered) 158,262 2,296,060
24,944,387
—
United Kingdom - 8.8%
3i Group plc 30,804 369,877
Admiral Group plc 5,829 123,829
Associated British Foods plc 110,389 1,542,423
AstraZeneca plc 2,882 316,817
Auto Trader Group plc (a) 114,779 650,920
Aviva plc 828,441 3,553,053
BAE Systems plc 107,506 944,593
Barclays plc 2,825,889 4,496,373
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.8% (continued)
Barratt Developments plc 66,145 249,990
BP plc 604,648 2,889,245
British American Tobacco plc 64,615 2,316,935
BT Group plc 1,556,210 2,092,016
Bunzl plc 34,710 1,060,494
Burberry Group plc 34,540 689,954
CK Hutchison Holdings Ltd. 147,000 809,419
Entain plc 65,670 785,181
Haleon plc (1)* 40,915 127,572
Imperial Brands plc 24,800 509,959
Kingfisher plc 504,022 1,226,899
Legal & General Group plc 625,129 1,492,171
Lloyds Banking Group plc 1,237,857 559,496
London Stock Exchange Group plc 9,002 760,209
M&G plc 69,160 127,401
Next plc 4,263 226,262
Persimmon plc 30,906 422,679
Rolls-Royce Holdings plc * 739,024 565,983
Tesco plc 1,818,921 4,174,555
33,084,305
—
United States - 4.8%
Bausch Health Cos., Inc. (1)* 82,399 569,071
GSK plc 105,817 1,528,284
Nestle SA (Registered) 31,103 3,364,017
Roche Holding AG 27,669 9,007,167
Sinch AB *(a) 979,164 1,298,078
Stellantis NV 184,607 2,180,661
17,947,278
—
TOTAL COMMON STOCKS
(Cost $360,786,978) 355,049,880
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Limited Purpose Cash Investment
Fund, 2.57% (1)(b)
(Cost $14,934,753) 14,948,055 14,940,581
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $375,721,731) 369,990,461
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (c) 4,699,469
NET ASSETS - 100.0% 374,689,930

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2022
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 14,462,803 3.8%
Consumer Discretionary 27,977,985 7.5
Consumer Staples 31,674,659 8.4
Energy 43,864,751 11.7
Financials 77,469,992 20.7
Health Care 38,947,475 10.4
Industrials 45,007,246 12.0
Information Technology 27,676,737 7.4
Materials 31,351,387 8.4
Real Estate 6,989,201 1.8
Utilities 9,627,644 2.6
Investment Companies 14,940,581 4.0
Total Investments In Securities
At Value 369,990,461 98.7
Other Assets in Excess of
Liabilities (c ) 4,699,469 1.3
Net Assets
$ 374,689,930 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $13,509,772, which represents
3.61% of net assets of the fund.
(b) Represents 7-day effective yield as of September 30, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 195 12/2022 USD $ 16,190,850 $ (1,693,100)
$ (1,693,100)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 2,440,572 $ 2,440,572

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Brazil - 4.9%
Americanas SA (1)* 224,000 705,093
Banco do Brasil SA (1) 591,200 4,221,644
Braskem SA (Preference), Class
A (1) 75,400 366,772
BRF SA (1)* 443,500 1,058,938
Cia Energetica de Minas Gerais
(Preference) (1) 296,846 592,113
Gerdau SA, ADR (1) 421,442 1,904,918
Natura & Co. Holding SA (1) 353,100 964,187
Petroleo Brasileiro SA (Preference)
(1) 1,552,100 8,574,263
TIM SA, ADR (1)* 125,144 1,399,110
Vale SA, ADR (1) 93,322 1,243,049
Vibra Energia SA (1) 229,500 733,893
21,763,980
—
Chile - 1.0%
Cencosud SA (1) 1,258,869 1,593,077
Enel Chile SA, ADR (1) 122,704 169,332
Falabella SA 71,423 142,437
Sociedad Quimica y Minera de
Chile SA, ADR (1) 27,257 2,473,573
4,378,419
—
China - 30.2%
3SBio, Inc. (a) 720,500 510,450
Agricultural Bank of China Ltd.,
Class A 614,500 245,913
Agricultural Bank of China Ltd.,
Class H 6,775,000 2,027,726
Alibaba Group Holding Ltd. * 1,318,404 13,156,801
Anhui Conch Cement Co. Ltd.,
Class A 22,200 89,249
Anhui Conch Cement Co. Ltd.,
Class A 48,323 194,245
Baidu, Inc., Class A * 158,400 2,331,838
Bank of Beijing Co. Ltd., Class A 371,578 213,628
Bank of China Ltd., Class A 609,800 263,665
Bank of China Ltd., Class H 3,904,000 1,275,028
Bank of Communications Co. Ltd.,
Class A 389,700 251,880
Bank of Communications Co. Ltd.,
Class H 2,254,000 1,188,256
Bank of Ningbo Co. Ltd., Class A 59,400 261,719
Bank of Shanghai Co. Ltd., Class A 227,711 186,355
Baoshan Iron & Steel Co. Ltd.,
Class A 556,422 408,769
BeiGene Ltd., ADR (1)* 3,623 488,453
Beijing Enterprises Holdings Ltd. 132,500 371,340
BOE Technology Group Co. Ltd.,
Class A 1,508,900 689,356
BYD Co. Ltd., Class A 40,800 1,437,367
CanSino Biologics, Inc., Class H (a) 42,800 240,853
China Cinda Asset Management
Co. Ltd., Class H 4,286,000 473,210
China CITIC Bank Corp. Ltd., Class
H 4,394,000 1,743,737
China Coal Energy Co. Ltd., Class
H 1,066,000 960,348
INVESTMENTS SHARES VALUE ($)
China - 30.2% (continued)
China Communications Services
Corp. Ltd., Class H 996,000 334,852
China Construction Bank Corp.,
Class H 16,912,000 9,761,639
China Everbright Bank Co. Ltd.,
Class A 538,100 212,127
China Everbright Bank Co. Ltd.,
Class H 519,000 142,502
China Everbright Environment
Group Ltd. 871,000 360,575
China Feihe Ltd. *(a) 1,148,000 801,554
China Hongqiao Group Ltd. 4,260,500 3,487,702
China Lesso Group Holdings Ltd. 191,000 176,791
China Medical System Holdings
Ltd. 972,000 1,157,876
China Merchants Bank Co. Ltd.,
Class A 109,658 514,973
China Merchants Securities Co.
Ltd., Class A 240,200 413,640
China Minsheng Banking Corp.
Ltd., Class A 354,355 168,017
China Minsheng Banking Corp.
Ltd., Class H 2,254,000 644,529
China National Building Material
Co. Ltd., Class H 5,502,000 4,189,359
China Oilfield Services Ltd., Class
H 392,000 388,209
China Overseas Land & Investment
Ltd. 305,500 794,766
China Pacific Insurance Group Co.
Ltd., Class A 63,000 178,725
China Petroleum & Chemical Corp.,
Class A 401,800 241,448
China Petroleum & Chemical Corp.,
Class H 1,110,000 474,000
China Power International
Development Ltd. 416,000 164,684
China Resources Land Ltd. 592,000 2,318,797
China Resources Power Holdings
Co. Ltd. 1,264,000 1,951,858
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 823,092
China Taiping Insurance Holdings
Co. Ltd. 853,200 715,165
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 971,269
China Traditional Chinese Medicine
Holdings Co. Ltd. 1,942,000 675,611
China Vanke Co. Ltd., Class A 62,200 155,177
China Yangtze Power Co. Ltd.,
Class A 96,100 305,525
Chinasoft International Ltd. * 2,472,000 1,509,994
CITIC Ltd. 3,627,000 3,417,217
CITIC Securities Co. Ltd., Class A 153,065 372,151
COSCO SHIPPING Holdings Co.
Ltd., Class H 1,893,400 2,202,341
Country Garden Services Holdings
Co. Ltd. 511,000 746,072
CSPC Pharmaceutical Group Ltd. 320,000 317,176

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
China - 30.2% (continued)
Dongfeng Motor Group Co. Ltd.,
Class H 1,278,000 683,168
Dongyue Group Ltd. 3,251,000 3,221,576
Far East Horizon Ltd. 546,000 368,093
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 47,473 549,217
Geely Automobile Holdings Ltd. 795,000 1,087,950
Guotai Junan Securities Co. Ltd.,
Class A 94,200 179,653
H World Group Ltd., ADR (1) 15,565 522,050
Haier Smart Home Co. Ltd., Class A 225,900 779,465
Haitong Securities Co. Ltd., Class A 186,300 225,152
Hua Hong Semiconductor Ltd. *(a) 826,000 1,870,908
Huatai Securities Co. Ltd., Class A 136,300 230,291
Huaxia Bank Co. Ltd., Class A 291,300 204,897
Industrial & Commercial Bank of
China Ltd., Class A 350,800 213,518
Industrial & Commercial Bank of
China Ltd., Class H 287,000 134,633
Industrial Bank Co. Ltd., Class A 122,390 284,247
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 729,984
JD.com, Inc., Class A 168,388 4,248,124
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 256,838 1,257,319
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 637,113
KE Holdings, Inc., ADR (1)* 50,987 893,292
Kingboard Holdings Ltd. 253,000 712,220
Kingsoft Corp. Ltd. 294,200 778,435
Kuaishou Technology *(a) 26,100 167,409
Kunlun Energy Co. Ltd. 2,826,000 2,033,944
Kweichow Moutai Co. Ltd., Class A 1,100 287,541
Kweichow Moutai Co. Ltd., Class A 6,700 1,751,385
Li Auto, Inc., ADR (1)* 34,548 794,949
Longfor Group Holdings Ltd. (a) 150,000 429,983
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,132,415
Luzhou Laojiao Co. Ltd., Class A 38,100 1,229,515
Meituan, Class B *(a) 135,200 2,841,425
NARI Technology Co. Ltd., Class A 344,808 1,194,338
NetEase, Inc. 147,650 2,227,955
New China Life Insurance Co. Ltd.,
Class A 38,600 145,145
New China Life Insurance Co. Ltd.,
Class H 113,100 215,395
NIO, Inc., ADR (1)* 94,422 1,489,035
People's Insurance Co. Group of
China Ltd. (The), Class H 1,414,000 409,664
PetroChina Co. Ltd., Class A 448,500 322,983
PICC Property & Casualty Co. Ltd.,
Class H 656,000 678,359
Pinduoduo, Inc., ADR (1)* 39,378 2,464,275
Ping An Bank Co. Ltd., Class A 160,985 266,421
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 300,972
Pop Mart International Group Ltd.
(a) 361,800 661,599
SAIC Motor Corp. Ltd., Class A 167,800 334,471
INVESTMENTS SHARES VALUE ($)
China - 30.2% (continued)
Sany Heavy Industry Co. Ltd.,
Class A 238,100 460,586
Sany Heavy Industry Co. Ltd.,
Class A 76,600 148,177
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 152,400 204,164
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 138,787
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 203,171
Sinopharm Group Co. Ltd., Class H 540,000 1,077,724
Sinotruk Hong Kong Ltd. 1,048,500 871,229
Sunac China Holdings Ltd. (3)*(b) 212,000 82,733
Tencent Holdings Ltd. 361,900 12,223,651
Topsports International Holdings
Ltd. (a) 511,000 357,207
Trip.com Group Ltd., ADR (1)* 43,393 1,185,063
Wuliangye Yibin Co. Ltd., Class A 41,682 984,815
Wuxi Biologics Cayman, Inc. *(a) 55,500 330,383
XPeng, Inc., ADR (1)* 30,187 360,735
Yum China Holdings, Inc. (1) 33,622 1,591,329
Zhongsheng Group Holdings Ltd. 431,500 1,711,042
ZTO Express Cayman, Inc., ADR
(1) 34,228 822,499
134,043,377
—
Hong Kong - 0.9%
Huabao International Holdings Ltd. 621,000 286,215
Orient Overseas International Ltd. 207,500 3,611,137
3,897,352
—
Hungary - 0.0% (c)
OTP Bank Nyrt. 7,944 144,923
India - 13.4%
Adani Enterprises Ltd. 3,181 134,253
Adani Power Ltd. * 823,872 3,745,290
Adani Total Gas Ltd. 29,253 1,192,873
Adani Transmission Ltd. * 40,102 1,607,028
Ambuja Cements Ltd. 66,664 420,403
Aurobindo Pharma Ltd. 178,535 1,114,502
Axis Bank Ltd., GDR (d) 14,131 630,403
Bharat Electronics Ltd. 1,281,087 1,579,787
Cipla Ltd. 138,606 1,889,692
Coal India Ltd. 2,001,799 5,187,479
Dr Reddy's Laboratories Ltd., ADR
(1) 18,020 943,167
GAIL India Ltd. 2,002,371 2,128,064
HCL Technologies Ltd. 11,839 134,456
Hindalco Industries Ltd. 195,901 928,603
Hindustan Petroleum Corp. Ltd. 88,553 233,950
Housing Development Finance
Corp. Ltd. 132,676 3,701,598
Indian Oil Corp. Ltd. 156,550 128,042
Infosys Ltd., ADR (1) 205,517 3,487,623
ITC Ltd. 646,550 2,627,731
Jindal Steel & Power Ltd. 48,703 253,834
Larsen & Toubro Ltd., GDR (d) 14,876 336,124
NTPC Ltd. 2,698,893 5,271,108
Oil & Natural Gas Corp. Ltd. 3,705,902 5,740,652
Page Industries Ltd. 459 284,546

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
India - 13.4% (continued)
Power Grid Corp. of India Ltd. 158,234 410,856
Reliance Industries Ltd., GDR (a) 32,737 1,899,471
Samvardhana Motherson
International Ltd. 189,179 251,713
State Bank of India, GDR (d) 4,662 300,112
Sun Pharmaceutical Industries Ltd. 101,989 1,184,484
Tata Consultancy Services Ltd. 70,896 2,598,260
Tata Steel Ltd. 2,602,467 3,141,900
Tech Mahindra Ltd. 64,619 793,171
Vedanta Ltd. 1,442,128 4,732,502
Wipro Ltd., ADR (1) 133,755 629,986
59,643,663
—
Indonesia - 3.1%
Adaro Energy Indonesia Tbk. PT 18,648,900 4,809,213
Astra International Tbk. PT 4,338,200 1,877,353
Bank Negara Indonesia Persero
Tbk. PT 1,847,100 1,080,365
Indah Kiat Pulp & Paper Tbk. PT 220,400 130,217
Indofood Sukses Makmur Tbk. PT 1,836,300 725,561
Kalbe Farma Tbk. PT 3,740,300 448,625
Sumber Alfaria Trijaya Tbk. PT 2,446,800 383,986
Unilever Indonesia Tbk. PT 2,320,000 733,842
United Tractors Tbk. PT 1,616,000 3,469,787
13,658,949
—
Malaysia - 0.5%
Hartalega Holdings Bhd. 702,900 250,655
Inari Amertron Bhd. 228,500 122,546
Petronas Chemicals Group Bhd. 176,500 317,414
RHB Bank Bhd. 117,100 139,913
Sime Darby Bhd. 1,043,700 479,992
Sime Darby Plantation Bhd. 867,800 763,044
Telekom Malaysia Bhd. 129,600 152,458
2,226,022
—
Mexico - 1.2%
Alfa SAB de CV, Class A (1) 1,837,300 1,169,552
Arca Continental SAB de CV (1) 114,700 825,929
Coca-Cola Femsa SAB de CV,
ADR (1) 3,308 193,154
Fibra Uno Administracion SA de
CV, REIT (1) 19,800 20,381
Fomento Economico Mexicano
SAB de CV, ADR (1) 9,828 616,707
Grupo Bimbo SAB de CV, Series
A (1) 344,200 1,212,932
Grupo Mexico SAB de CV, Series
B (1) 175,600 593,951
Industrias Penoles SAB de CV (1) 16,600 161,372
Orbia Advance Corp. SAB de CV
(1) 137,600 230,797
Wal-Mart de Mexico SAB de CV (1) 66,900 235,285
5,260,060
—
Philippines - 0.3%
Ayala Land, Inc. 592,100 229,878
International Container Terminal
Services, Inc. 168,160 448,462
PLDT, Inc. 9,420 241,959
INVESTMENTS SHARES VALUE ($)
Philippines - 0.3% (continued)
SM Prime Holdings, Inc. 540,500 276,981
1,197,280
—
Poland - 1.3%
Bank Polska Kasa Opieki SA 50,982 619,169
Cyfrowy Polsat SA 35,973 115,684
LPP SA 270 421,196
PGE Polska Grupa Energetyczna
SA * 897,474 1,129,025
Polski Koncern Naftowy ORLEN SA 309,711 3,324,717
Polskie Gornictwo Naftowe i
Gazownictwo SA * 226,194 221,602
5,831,393
—
Qatar - 0.7%
Industries Qatar QSC 29,520 136,273
Masraf Al Rayan QSC 395,209 444,453
Qatar Islamic Bank SAQ 115,043 776,530
Qatar National Bank QPSC 351,624 1,913,763
3,271,019
—
Russia - 0.0% (c)
Gazprom PJSC, ADR (3)*(b) 431,776 4
LUKOIL PJSC (3)(b) 29,987 —
Magnit PJSC (3)(b) 6,681 —
Magnit PJSC, GDR (3)(b)(d) 1 —
MMC Norilsk Nickel PJSC (3)(b) 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)(b) 2 —
Mobile TeleSystems PJSC (3)(b) 306,032 3
Novatek PJSC (3)(b) 71,760 —
Novolipetsk Steel PJSC (3)(b) 326,680 —
PhosAgro PJSC (3)(b) 3,717 —
PhosAgro PJSC, GDR (3)*(b)(d) 72 —
Polyus PJSC (3)(b) 1,291 —
Rosneft Oil Co. PJSC (3)(b) 106,000 —
Severstal PAO, GDR (3)(b)(d) 54,062 1
Surgutneftegas PJSC (3)(b) 1,249,260 —
Tatneft PJSC (3)(b) 134,766 —
8
—
Saudi Arabia - 5.3%
Al Rajhi Bank * 189,000 4,046,151
Alinma Bank 84,087 804,348
Arab National Bank 61,390 499,372
Bank AlBilad * 24,744 310,241
Bank Al-Jazira 181,193 1,077,909
Banque Saudi Fransi 38,073 420,592
Etihad Etisalat Co. 250,744 2,363,027
Jarir Marketing Co. 6,050 267,323
Riyad Bank 118,197 992,220
SABIC Agri-Nutrients Co. 99,838 4,147,230
Sahara International Petrochemical
Co. 38,044 415,999
Saudi Basic Industries Corp. 133,784 3,130,795
Saudi British Bank (The) 35,455 366,619
Saudi Electricity Co. 361,025 2,337,222
Saudi Industrial Investment Group 29,345 176,466
Saudi National Bank (The) 106,725 1,780,758

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2022
(Continued)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 5.3% (continued)
Saudi Research & Media Group * 11,439 574,642
23,710,914
—
South Africa - 3.2%
Absa Group Ltd. 51,820 503,379
African Rainbow Minerals Ltd. 85,489 1,154,904
Anglo American Platinum Ltd. 3,517 249,441
Aspen Pharmacare Holdings Ltd. 59,251 437,904
Exxaro Resources Ltd. 222,501 2,471,103
Foschini Group Ltd. (The) 131,251 853,059
Kumba Iron Ore Ltd. 54,178 1,149,283
Mr Price Group Ltd. 16,950 161,484
MultiChoice Group 65,833 420,604
Old Mutual Ltd. 256,665 137,927
Sanlam Ltd. 149,472 422,788
Sasol Ltd. 25,312 395,923
Shoprite Holdings Ltd. 199,862 2,386,098
Sibanye Stillwater Ltd. 1,444,447 3,315,762
SPAR Group Ltd. (The) 38,808 307,377
14,367,036
—
South Korea - 10.6%
CJ Corp. 2,570 123,915
DB Insurance Co. Ltd. 33,466 1,282,117
Doosan Bobcat, Inc. 10,693 210,420
E-MART, Inc. 4,753 276,301
GS Holdings Corp. 8,394 243,009
Hana Financial Group, Inc. 180,791 4,439,321
HMM Co. Ltd. 330,741 4,222,933
Hyundai Glovis Co. Ltd. 4,624 520,423
Industrial Bank of Korea 283,890 1,877,385
KB Financial Group, Inc. 18,806 567,914
Kia Corp. 99,898 4,972,124
Korea Investment Holdings Co. Ltd. 9,250 303,937
Kumho Petrochemical Co. Ltd. 22,596 1,809,098
LG Electronics, Inc. 37,119 2,014,279
LG Energy Solution Ltd. * 1,664 490,644
LG Innotek Co. Ltd. 1,216 229,198
LG Uplus Corp. 12,221 91,386
Meritz Financial Group, Inc. 9,196 132,660
Meritz Securities Co. Ltd. 41,583 105,791
POSCO Holdings, Inc. 29,461 4,297,409
S-1 Corp. 3,398 136,868
Samsung Electronics Co. Ltd. 258,831 9,504,082
SD Biosensor, Inc. 39,034 719,578
Seegene, Inc. 95,853 1,777,841
Shinhan Financial Group Co. Ltd. 70,658 1,641,325
SK Bioscience Co. Ltd. * 7,420 410,734
SK Chemicals Co. Ltd. 2,190 137,836
SK Hynix, Inc. 8,340 477,050
Woori Financial Group, Inc. 573,674 4,257,342
47,272,920
—
Taiwan - 12.6%
ASE Technology Holding Co. Ltd. 62,000 154,138
Asustek Computer, Inc. 39,000 285,983
AUO Corp. 6,318,000 2,891,376
Catcher Technology Co. Ltd. 351,000 1,900,707
Cathay Financial Holding Co. Ltd. 797,000 998,907
CTBC Financial Holding Co. Ltd. 938,480 583,831
INVESTMENTS SHARES VALUE ($)
Taiwan - 12.6% (continued)
E.Sun Financial Holding Co. Ltd. 778,080 629,570
Evergreen Marine Corp. Taiwan
Ltd. 598,000 2,726,537
First Financial Holding Co. Ltd. 1,297,830 1,059,483
Fubon Financial Holding Co. Ltd. 287,473 449,555
Hon Hai Precision Industry Co. Ltd. 150,000 480,318
Innolux Corp. 5,527,000 1,800,362
Nanya Technology Corp. 1,056,000 1,618,283
Novatek Microelectronics Corp. 430,000 2,942,973
Pou Chen Corp. 856,000 765,155
Realtek Semiconductor Corp. 63,000 531,852
Taishin Financial Holding Co. Ltd. 292,168 125,603
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 362,586 24,858,895
Unimicron Technology Corp. 485,000 1,775,443
Uni-President Enterprises Corp. 542,000 1,146,218
United Microelectronics Corp. * 2,998,000 3,355,055
Winbond Electronics Corp. 214,000 132,141
Yang Ming Marine Transport Corp. 1,989,000 3,821,289
Zhen Ding Technology Holding Ltd. 320,000 1,061,048
56,094,722
—
Thailand - 2.9%
Advanced Info Service PCL, NVDR 37,300 192,381
Bangkok Dusit Medical Services
PCL, NVDR 691,500 539,074
Bumrungrad Hospital PCL, NVDR 60,200 360,952
Delta Electronics Thailand PCL,
NVDR 43,900 756,477
Electricity Generating PCL, NVDR 125,700 548,630
Indorama Ventures PCL, NVDR 1,292,700 1,326,384
Krung Thai Bank PCL, NVDR 1,332,700 588,007
PTT Exploration & Production PCL,
NVDR 566,100 2,413,973
PTT Global Chemical PCL, NVDR 1,297,000 1,419,346
Ratch Group PCL, NVDR 508,300 551,119
SCB X PCL, NVDR 1,061,000 2,907,291
Sri Trang Gloves Thailand PCL,
NVDR 136,600 41,142
Thai Union Group PCL, NVDR 2,513,096 1,242,962
12,887,738
—
Turkey - 0.3%
Akbank TAS 983,599 600,570
Turkiye Is Bankasi A/S, Class C 1,303,132 524,794
1,125,364
—
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC 96,468 236,621
Aldar Properties PJSC 151,680 173,152
Emaar Properties PJSC 264,055 414,336
Emirates NBD Bank PJSC 198,616 694,500
Emirates Telecommunications
Group Co. PJSC 285,825 1,816,708
First Abu Dhabi Bank PJSC 328,386 1,592,825
4,928,142
—

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
United States - 0.9%
JBS SA (1) 878,500 4,090,932
TOTAL COMMON STOCKS
(Cost $426,946,123) 419,794,213
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 2.57% (1)(e)
(Cost $19,081,459) 19,094,064 19,084,517
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $446,027,582) 438,878,730
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (f) 5,769,401
NET ASSETS - 100.0% 444,648,131
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 25,097,248 5.6%
Consumer Discretionary 50,126,979 11.3
Consumer Staples 28,355,388 6.4
Energy 40,861,243 9.2
Financials 76,387,509 17.2
Health Care 16,378,359 3.7
Industrials 31,203,315 7.0
Information Technology 68,436,317 15.4
Materials 51,902,295 11.7
Real Estate 6,535,548 1.4
Utilities 24,510,012 5.5
Investment Companies 19,084,517 4.3
Total Investments In Securities
At Value 438,878,730 98.7
Other Assets in Excess of
Liabilities (f ) 5,769,401 1.3
Net Assets
$ 444,648,131 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $10,111,242, which represents
2.27% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $82,741, which represents 0.02% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2022, the value of these securities amounted to $1,266,640 or 0.28% of net assets.
(e) Represents 7-day effective yield as of September 30, 2022.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 460 12/2022 USD $ 20,044,500 $ (2,244,951)
$ (2,244,951)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 3,067,103 $ 3,067,103

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Aerospace & Defense - 1.7%
Howmet Aerospace, Inc.
15,217 470,662
Huntington Ingalls Industries, Inc.
3,643 806,925
Lockheed Martin Corp.
11,382 4,396,753
Northrop Grumman Corp.
13,114 6,167,776
11,842,116
Automobiles - 3.2%
Tesla, Inc. * 82,662 21,926,096
Banks - 0.4%
Commerce Bancshares, Inc.
6,503 430,238
First Republic Bank
8,912 1,163,462
SVB Financial Group *
1,396 468,749
Wintrust Financial Corp.
7,954 648,649
2,711,098
Beverages - 2.7%
Coca-Cola Co. (The)
126,075 7,062,721
Constellation Brands, Inc., Class A
6,078 1,395,995
Keurig Dr Pepper, Inc.
45,082 1,614,837
Molson Coors Beverage Co., Class
B 6,158 295,522
Monster Beverage Corp. *
11,632 1,011,519
PepsiCo, Inc.
43,656 7,127,279
18,507,873
Biotechnology - 2.4%
AbbVie, Inc.
63,585 8,533,743
Amgen, Inc.
17,647 3,977,634
Horizon Therapeutics plc *
30,920 1,913,639
Seagen, Inc. *
7,385 1,010,489
United Therapeutics Corp. *
4,772 999,161
16,434,666
Building Products - 0.6%
A O Smith Corp.
4,045 196,506
Builders FirstSource, Inc. *
16,180 953,325
Fortune Brands Home & Security,
Inc. 5,414 290,678
Trane Technologies plc
16,727 2,422,237
3,862,746
Capital Markets - 2.8%
Ameriprise Financial, Inc.
7,144 1,799,931
BlackRock, Inc.
365 200,852
CME Group, Inc.
4,233 749,791
FactSet Research Systems, Inc.
1,562 624,972
Goldman Sachs Group, Inc. (The)
1,046 306,530
Intercontinental Exchange, Inc.
4,335 391,667
Jefferies Financial Group, Inc.
24,961 736,350
LPL Financial Holdings, Inc.
13,803 3,015,679
MarketAxess Holdings, Inc.
2,251 500,825
Moody's Corp.
2,295 557,938
Morgan Stanley
84,600 6,684,246
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.8% (continued)
MSCI, Inc.
5,391 2,273,870
Nasdaq, Inc.
11,442 648,533
S&P Global, Inc.
3,044 929,485
19,420,669
Chemicals - 2.2%
Air Products and Chemicals, Inc.
1,700 395,641
Albemarle Corp.
13,119 3,469,188
CF Industries Holdings, Inc.
23,482 2,260,143
Chemours Co. (The)
27,382 674,966
Corteva, Inc.
27,921 1,595,685
Ecolab, Inc.
1,821 262,989
Element Solutions, Inc.
38,953 633,765
FMC Corp.
6,321 668,130
Mosaic Co. (The)
37,682 1,821,171
Olin Corp.
28,898 1,239,146
Sherwin-Williams Co. (The)
7,860 1,609,335
Westlake Corp.
4,800 417,024
15,047,183
Commercial Services & Supplies - 0.5%
Cintas Corp.
5,774 2,241,409
Copart, Inc. *
8,680 923,552
Rollins, Inc.
14,763 511,981
3,676,942
Communications Equipment - 0.4%
Arista Networks, Inc. *
4,824 544,581
Cisco Systems, Inc.
18,696 747,840
Ubiquiti, Inc.
5,924 1,739,050
3,031,471
Construction & Engineering - 0.5%
AECOM
8,308 568,018
Quanta Services, Inc.
22,005 2,803,217
3,371,235
Consumer Finance - 0.1%
Capital One Financial Corp.
3,365 310,152
OneMain Holdings, Inc.
11,245 331,952
642,104
Containers & Packaging - 0.3%
Avery Dennison Corp.
4,365 710,186
Crown Holdings, Inc.
4,346 352,156
Packaging Corp. of America
5,028 564,594
Sealed Air Corp.
5,386 239,731
1,866,667
Distributors - 0.1%
LKQ Corp.
10,484 494,321
Pool Corp.
759 241,521
735,842

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B * 28,444 7,595,117
Electric Utilities - 3.3%
Alliant Energy Corp.
59,331 3,143,950
Duke Energy Corp.
20,897 1,943,839
Edison International
11,636 658,365
Entergy Corp.
18,298 1,841,328
Eversource Energy
21,321 1,662,185
Exelon Corp.
7,260 271,960
FirstEnergy Corp.
5,217 193,029
IDACORP, Inc.
9,369 927,625
NextEra Energy, Inc.
57,089 4,476,348
NRG Energy, Inc.
5,815 222,540
OGE Energy Corp.
38,231 1,393,902
Southern Co. (The)
75,128 5,108,704
Xcel Energy, Inc.
19,472 1,246,208
23,089,983
Electrical Equipment - 0.5%
AMETEK, Inc.
5,400 612,414
Eaton Corp. plc
20,081 2,678,002
Emerson Electric Co.
6,730 492,771
3,783,187
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
13,224 885,479
Corning, Inc.
11,812 342,784
Jabil, Inc.
8,553 493,594
Keysight Technologies, Inc. *
1,638 257,756
TD SYNNEX Corp.
9,191 746,217
Zebra Technologies Corp., Class
A * 3,861 1,011,620
3,737,450
Entertainment - 0.2%
Electronic Arts, Inc.
6,096 705,368
Netflix, Inc. *
1,751 412,256
Take-Two Interactive Software,
Inc. * 3,446 375,614
1,493,238
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.
4,094 878,982
Digital Realty Trust, Inc.
3,200 317,376
Extra Space Storage, Inc.
17,803 3,074,756
Life Storage, Inc.
12,239 1,355,592
Public Storage
9,180 2,687,996
WP Carey, Inc.
31,553 2,202,399
10,517,101
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings,
Inc. * 3,021 219,959
Casey's General Stores, Inc.
2,884 584,067
Costco Wholesale Corp.
6,245 2,949,326
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 0.8% (continued)
Grocery Outlet Holding Corp. *
19,837 660,374
Kroger Co. (The)
12,721 556,544
Walmart, Inc.
3,001 389,230
5,359,500
Food Products - 3.9%
Archer-Daniels-Midland Co.
19,439 1,563,868
Bunge Ltd.
12,819 1,058,465
Campbell Soup Co.
89,523 4,218,324
Flowers Foods, Inc.
83,726 2,067,195
General Mills, Inc.
109,580 8,394,924
Hershey Co. (The)
19,481 4,294,976
J M Smucker Co. (The)
16,451 2,260,532
Kellogg Co.
17,726 1,234,793
Kraft Heinz Co. (The)
29,124 971,285
Post Holdings, Inc. *
7,141 584,919
Tyson Foods, Inc., Class A
5,543 365,450
27,014,731
Gas Utilities - 0.3%
National Fuel Gas Co. 34,710 2,136,401
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
15,884 1,536,936
Align Technology, Inc. *
1,400 289,954
Boston Scientific Corp. *
17,375 672,934
Dexcom, Inc. *
27,280 2,197,131
Edwards Lifesciences Corp. *
9,810 810,600
Hologic, Inc. *
8,007 516,612
IDEXX Laboratories, Inc. *
5,901 1,922,546
Insulet Corp. *
4,343 996,284
Intuitive Surgical, Inc. *
4,311 808,054
STERIS plc
1,046 173,929
Stryker Corp.
2,501 506,552
10,431,532
Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.
14,181 1,919,115
Cigna Corp.
10,376 2,879,029
CVS Health Corp.
22,698 2,164,708
Elevance Health, Inc.
4,484 2,036,812
HCA Healthcare, Inc.
6,500 1,194,635
Humana, Inc.
900 436,671
McKesson Corp.
22,566 7,669,506
Molina Healthcare, Inc. *
4,912 1,620,174
UnitedHealth Group, Inc.
40,321 20,363,718
40,284,368
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 1,736,351
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. *
2,068 3,107,708
Domino's Pizza, Inc.
1,642 509,348
McDonald's Corp.
19,083 4,403,212

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.3% (continued)
Starbucks Corp.
9,912 835,185
8,855,453
Household Durables - 0.2%
Garmin Ltd.
12,279 986,127
Tempur Sealy International, Inc.
14,032 338,732
1,324,859
Household Products - 1.2%
Church & Dwight Co., Inc.
18,571 1,326,712
Kimberly-Clark Corp.
44,419 4,998,915
Procter & Gamble Co. (The)
9,517 1,201,521
Reynolds Consumer Products, Inc.
24,325 632,693
8,159,841
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 5,345 892,455
Insurance - 2.4%
American Financial Group, Inc.
24,987 3,071,652
Arthur J Gallagher & Co.
7,060 1,208,813
Assured Guaranty Ltd.
38,258 1,853,600
Axis Capital Holdings Ltd.
9,676 475,575
Chubb Ltd.
15,286 2,780,218
Erie Indemnity Co., Class A
1,020 226,756
Everest Re Group Ltd.
5,939 1,558,631
Hanover Insurance Group, Inc.
(The) 7,396 947,724
Progressive Corp. (The)
18,430 2,141,750
Travelers Cos., Inc. (The)
6,028 923,490
W R Berkley Corp.
25,782 1,665,002
16,853,211
Interactive Media & Services - 0.8%
Alphabet, Inc., Class A *
41,380 3,957,997
Match Group, Inc. *
3,591 171,470
Meta Platforms, Inc., Class A *
8,265 1,121,395
5,250,862
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. * 20,560 2,323,280
IT Services - 2.2%
Accenture plc, Class A
16,959 4,363,551
Automatic Data Processing, Inc.
3,597 813,605
Cognizant Technology Solutions
Corp., Class A 4,878 280,192
EPAM Systems, Inc. *
2,903 1,051,438
Fiserv, Inc. *
6,637 621,024
International Business Machines
Corp. 5,018 596,189
Mastercard, Inc., Class A
11,061 3,145,085
MongoDB, Inc. *
852 169,173
Switch, Inc., Class A
28,820 970,946
Visa, Inc., Class A
19,736 3,506,100
15,517,303
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.
4,263 518,168
Bio-Rad Laboratories, Inc., Class
A * 2,173 906,445
Bio-Techne Corp.
2,153 611,452
Charles River Laboratories
International, Inc. * 4,581 901,541
Danaher Corp.
30,504 7,878,878
IQVIA Holdings, Inc. *
3,785 685,615
PerkinElmer, Inc.
6,856 824,983
Thermo Fisher Scientific, Inc.
19,433 9,856,223
West Pharmaceutical Services, Inc.
2,241 551,465
22,734,770
Machinery - 1.1%
Caterpillar, Inc.
4,750 779,380
Cummins, Inc.
1,241 252,556
Deere & Co.
9,793 3,269,785
Illinois Tool Works, Inc.
7,323 1,322,900
PACCAR, Inc.
4,266 357,022
Parker-Hannifin Corp.
4,198 1,017,217
Xylem, Inc.
6,645 580,507
7,579,367
Media - 0.0% (a)
Comcast Corp., Class A 7,702 225,900
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.
55,186 1,508,233
Nucor Corp.
15,627 1,671,933
Reliance Steel & Aluminum Co.
3,454 602,412
Steel Dynamics, Inc.
12,307 873,182
4,655,760
Multiline Retail - 0.8%
Dollar General Corp.
13,481 3,233,552
Target Corp.
14,466 2,146,610
5,380,162
Multi-Utilities - 3.1%
Ameren Corp.
2,471 199,039
Consolidated Edison, Inc.
136,720 11,725,107
Dominion Energy, Inc.
15,668 1,082,816
DTE Energy Co.
31,269 3,597,498
Sempra Energy
27,140 4,069,372
WEC Energy Group, Inc.
9,460 846,008
21,519,840
Oil, Gas & Consumable Fuels - 10.7%
Cheniere Energy, Inc.
17,065 2,831,254
Chesapeake Energy Corp.
15,689 1,478,061
Chevron Corp.
58,444 8,396,649
Continental Resources, Inc.
62,539 4,178,230
Devon Energy Corp.
248,204 14,924,506
Diamondback Energy, Inc.
26,384 3,178,217
EOG Resources, Inc.
14,719 1,644,554

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 10.7% (continued)
Exxon Mobil Corp.
238,302 20,806,148
Marathon Oil Corp.
329,886 7,448,826
Marathon Petroleum Corp.
10,789 1,071,671
Occidental Petroleum Corp.
63,784 3,919,527
Targa Resources Corp.
74,220 4,478,435
74,356,078
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 14,828 3,201,365
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.
3,022 214,834
Catalent, Inc. *
10,812 782,356
Eli Lilly & Co.
28,875 9,336,731
Johnson & Johnson
60,672 9,911,378
Merck & Co., Inc.
92,899 8,000,462
Pfizer, Inc.
129,677 5,674,666
Zoetis, Inc.
7,738 1,147,468
35,067,895
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp.
8,867 818,867
CoStar Group, Inc. *
29,300 2,040,745
FTI Consulting, Inc. *
8,376 1,387,987
Verisk Analytics, Inc.
4,134 704,971
4,952,570
Road & Rail - 0.9%
Avis Budget Group, Inc. *
1,300 192,998
CSX Corp.
31,383 836,043
JB Hunt Transport Services, Inc.
4,187 654,931
Norfolk Southern Corp.
2,500 524,125
Old Dominion Freight Line, Inc.
11,852 2,948,422
Union Pacific Corp.
5,640 1,098,785
6,255,304
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. *
32,638 2,067,944
Analog Devices, Inc.
3,373 469,994
Applied Materials, Inc.
15,562 1,274,995
Broadcom, Inc.
3,826 1,698,782
Enphase Energy, Inc. *
2,626 728,636
Entegris, Inc.
19,179 1,592,240
KLA Corp.
9,827 2,973,945
Lam Research Corp.
7,181 2,628,246
Marvell Technology, Inc.
17,930 769,376
Monolithic Power Systems, Inc.
4,240 1,540,816
NVIDIA Corp.
19,220 2,333,116
QUALCOMM, Inc.
28,277 3,194,735
Skyworks Solutions, Inc.
3,632 309,701
Teradyne, Inc.
9,768 734,065
Texas Instruments, Inc.
12,751 1,973,600
24,290,191
INVESTMENTS SHARES VALUE ($)
Software - 6.6%
Adobe, Inc. *
10,044 2,764,109
ANSYS, Inc. *
2,671 592,161
Autodesk, Inc. *
5,260 982,568
Cadence Design Systems, Inc. *
15,781 2,579,089
Fortinet, Inc. *
14,380 706,489
Intuit, Inc.
3,380 1,309,142
Microsoft Corp.
102,117 23,783,049
NortonLifeLock, Inc.
25,570 514,980
Oracle Corp.
6,975 425,963
Palo Alto Networks, Inc. *
3,219 527,240
Paycom Software, Inc. *
5,862 1,934,401
Paylocity Holding Corp. *
4,231 1,022,125
Salesforce, Inc. *
3,329 478,843
ServiceNow, Inc. *
11,738 4,432,386
Synopsys, Inc. *
9,326 2,849,186
Zscaler, Inc. *
2,599 427,198
45,328,929
Specialty Retail - 2.2%
AutoNation, Inc. *
16,751 1,706,424
AutoZone, Inc. *
556 1,190,913
Best Buy Co., Inc.
7,325 463,966
Burlington Stores, Inc. *
1,520 170,073
Dick's Sporting Goods, Inc.
13,709 1,434,510
Home Depot, Inc. (The)
6,141 1,694,548
Lowe's Cos., Inc.
18,011 3,382,646
O'Reilly Automotive, Inc. *
1,264 889,034
Penske Automotive Group, Inc.
5,891 579,851
Ross Stores, Inc.
2,920 246,068
TJX Cos., Inc. (The)
5,956 369,987
Tractor Supply Co.
7,711 1,433,321
Ulta Beauty, Inc. *
1,053 422,453
Williams-Sonoma, Inc.
8,598 1,013,274
14,997,068
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.
349,328 48,277,129
Dell Technologies, Inc., Class C
14,018 478,995
HP, Inc.
17,380 433,110
49,189,234
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *
4,803 1,342,726
NIKE, Inc., Class B
4,315 358,663
1,701,389
Tobacco - 0.9%
Altria Group, Inc.
51,320 2,072,301
Philip Morris International, Inc.
52,485 4,356,780
6,429,081
Trading Companies & Distributors - 0.7%
Fastenal Co.
31,130 1,433,225
United Rentals, Inc. *
6,146 1,660,158

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.7% (continued)
Watsco, Inc.
3,619 931,748
WW Grainger, Inc.
1,471 719,598
4,744,729
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. * 26,655 3,576,301
TOTAL COMMON STOCKS
(Cost $442,655,606) 655,618,864
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5.1%
Limited Purpose Cash Investment
Fund, 2.57% (b)
(Cost $35,193,666) 35,219,246 35,201,636
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $477,849,272) 690,820,500
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (c) 1,468,006
NET ASSETS - 100.0% 692,288,506
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,546,301 1.5%
Consumer Discretionary 57,244,149 8.3
Consumer Staples 68,672,392 9.9
Energy 74,356,078 10.7
Financials 47,222,198 6.8
Health Care 126,689,583 18.3
Industrials 50,960,650 7.4
Information Technology 141,094,579 20.4
Materials 21,569,610 3.1
Real Estate 10,517,101 1.5
Utilities 46,746,223 6.8
Investment Companies 35,201,636 5.1
Total Investments In Securities
At Value 690,820,500 99.8
Other Assets in Excess of
Liabilities (c ) 1,468,006 0.2
Net Assets
$ 692,288,506 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of September 30, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 162 12/2022 USD $ 29,172,150 $ (3,416,334)
$ (3,416,334)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 4,772,062 $ 4,772,062

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Aerospace & Defense - 0.1%
AerSale Corp. *
7,013 130,021
Maxar Technologies, Inc.
4,188 78,400
Parsons Corp. *
1,896 74,323
282,744
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. *
10,981 264,532
Atlas Air Worldwide Holdings, Inc. *
3,759 359,248
Forward Air Corp.
2,049 184,943
Hub Group, Inc., Class A *
6,051 417,398
1,226,121
Auto Components - 0.5%
Dorman Products, Inc. *
725 59,537
Fox Factory Holding Corp. *
1,231 97,348
Gentherm, Inc. *
6,580 327,223
LCI Industries
790 80,153
Patrick Industries, Inc.
1,508 66,111
Visteon Corp. *
1,587 168,317
XPEL, Inc. *(a)
2,505 161,422
960,111
Automobiles - 0.0% (b)
Winnebago Industries, Inc. 1,311 69,758
Banks - 8.5%
ACNB Corp.
2,694 80,928
Amalgamated Financial Corp.
4,682 105,579
Amerant Bancorp, Inc.
8,045 199,838
BancFirst Corp.
11,477 1,026,847
Bancorp, Inc. (The) *
9,159 201,315
Bankwell Financial Group, Inc.
4,137 120,428
BayCom Corp.
5,569 97,903
BCB Bancorp, Inc.
10,584 178,129
Berkshire Hills Bancorp, Inc.
21,096 575,921
Byline Bancorp, Inc.
11,015 223,054
City Holding Co.
3,288 291,613
Coastal Financial Corp. *
5,699 226,478
Community Trust Bancorp, Inc.
1,933 78,383
ConnectOne Bancorp, Inc.
2,742 63,230
CrossFirst Bankshares, Inc. *
4,843 63,201
Customers Bancorp, Inc. *
7,134 210,310
CVB Financial Corp.
38,807 982,593
Dime Community Bancshares, Inc.
2,260 66,173
Eastern Bankshares, Inc.
11,674 229,277
Equity Bancshares, Inc., Class A
7,849 232,566
Esquire Financial Holdings, Inc.
5,328 200,066
Farmers & Merchants Bancorp,
Inc. 8,426 226,407
First BanCorp
33,901 463,766
First Bank
279 3,814
First Business Financial Services,
Inc. 5,387 174,054
First Commonwealth Financial
Corp. 4,730 60,733
INVESTMENTS SHARES VALUE ($)
Banks - 8.5% (continued)
First Financial Bankshares, Inc.
4,501 188,277
First Financial Corp.
2,641 119,347
First Foundation, Inc.
10,500 190,470
First Guaranty Bancshares, Inc.
4,554 99,641
First Internet Bancorp
8,096 274,130
First Western Financial, Inc. *
2,398 59,111
Flushing Financial Corp.
17,949 347,672
FVCBankcorp, Inc. *
5,251 100,662
Great Southern Bancorp, Inc.
1,915 109,289
Hancock Whitney Corp.
23,139 1,059,998
Hanmi Financial Corp.
33,930 803,462
Home BancShares, Inc.
2,670 60,102
HomeStreet, Inc.
5,133 147,882
HomeTrust Bancshares, Inc.
7,178 158,634
Hope Bancorp, Inc.
10,298 130,167
Independent Bank Corp.
7,139 532,070
International Bancshares Corp.
1,507 64,047
Lakeland Bancorp, Inc.
4,096 65,577
Lakeland Financial Corp.
6,048 440,355
Metropolitan Bank Holding Corp. *
1,761 113,338
MVB Financial Corp.
4,477 124,595
NBT Bancorp, Inc.
4,941 187,511
Nicolet Bankshares, Inc. *
848 59,733
Northeast Bank
3,997 146,570
Northwest Bancshares, Inc.
4,556 61,551
OFG Bancorp
2,515 63,202
Old National Bancorp
3,739 61,581
Origin Bancorp, Inc.
6,536 251,440
Park National Corp.
1,645 204,770
Parke Bancorp, Inc.
3,301 69,189
PCB Bancorp
5,598 101,156
Peapack-Gladstone Financial
Corp. 5,441 183,090
Preferred Bank
2,339 152,573
QCR Holdings, Inc.
3,746 190,821
ServisFirst Bancshares, Inc.
15,586 1,246,880
Shore Bancshares, Inc.
6,752 116,945
Southside Bancshares, Inc.
2,243 79,312
SouthState Corp.
3,163 250,257
Stock Yards Bancorp, Inc.
6,791 461,856
TriCo Bancshares
5,008 223,607
Triumph Bancorp, Inc. *
4,985 270,935
UMB Financial Corp.
4,332 365,144
United Bankshares, Inc.
3,716 132,847
Unity Bancorp, Inc.
6,244 156,787
Washington Federal, Inc.
7,634 228,867
Westamerica Bancorp
5,364 280,483
17,118,539
Beverages - 1.1%
Celsius Holdings, Inc. *
5,721 518,780
Coca-Cola Consolidated, Inc.
1,507 620,477
MGP Ingredients, Inc.
4,713 500,332

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Beverages - 1.1% (continued)
National Beverage Corp.
12,598 485,527
2,125,116
Biotechnology - 5.6%
ACADIA Pharmaceuticals, Inc. *
5,473 89,538
Adicet Bio, Inc. *
8,491 120,742
ADMA Biologics, Inc. *
66,123 160,679
Alkermes plc *
25,664 573,077
Amicus Therapeutics, Inc. *
15,931 166,320
AnaptysBio, Inc. *
5,720 145,917
Anavex Life Sciences Corp. *
24,124 248,960
Apellis Pharmaceuticals, Inc. *
8,307 567,368
Arcus Biosciences, Inc. *
5,473 143,174
Arcutis Biotherapeutics, Inc. *
3,027 57,846
Arrowhead Pharmaceuticals, Inc. *
3,075 101,629
Avid Bioservices, Inc. *
19,929 381,043
BioCryst Pharmaceuticals, Inc. *
22,558 284,231
Catalyst Pharmaceuticals, Inc. *
20,040 257,113
Celldex Therapeutics, Inc. *
7,420 208,576
Cerevel Therapeutics Holdings,
Inc. * 23,890 675,131
Chinook Therapeutics, Inc. *
12,853 252,690
Cogent Biosciences, Inc. *
7,515 112,124
Crinetics Pharmaceuticals, Inc. *
5,331 104,701
CTI BioPharma Corp. *
22,986 133,779
Cytokinetics, Inc. *
17,323 839,299
Day One Biopharmaceuticals, Inc.
* 2,574 51,557
Dynavax Technologies Corp. *
11,043 115,289
Eagle Pharmaceuticals, Inc. *
2,054 54,267
Enanta Pharmaceuticals, Inc. *
3,121 161,886
Enochian Biosciences, Inc. *
25,787 46,674
Fate Therapeutics, Inc. *
3,831 85,853
Foghorn Therapeutics, Inc. *
9,712 83,329
Geron Corp. *
58,591 137,103
Gossamer Bio, Inc. *
8,530 102,189
Halozyme Therapeutics, Inc. *
18,312 724,057
ImmunoGen, Inc. *
26,176 125,121
Intellia Therapeutics, Inc. *
5,047 282,430
Ironwood Pharmaceuticals, Inc. *
16,300 168,868
IVERIC bio, Inc. *
17,970 322,382
Karuna Therapeutics, Inc. *
3,478 782,307
Kezar Life Sciences, Inc. *
14,612 125,809
Krystal Biotech, Inc. *
1,713 119,396
MannKind Corp. *
39,517 122,108
Mirum Pharmaceuticals, Inc. *
10,720 225,227
PDL BioPharma, Inc. (3)*(c)
34,242 39,833
Prometheus Biosciences, Inc. *
8,348 492,615
Prothena Corp. plc (Ireland) *
2,930 177,646
PTC Therapeutics, Inc. *
4,269 214,304
Syndax Pharmaceuticals, Inc. *
7,249 174,193
Travere Therapeutics, Inc. *
13,510 332,886
Vaxcyte, Inc. *
9,319 223,656
Vera Therapeutics, Inc. *
6,009 128,052
INVESTMENTS SHARES VALUE ($)
Biotechnology - 5.6% (continued)
Viridian Therapeutics, Inc. *
2,836 58,166
11,301,140
Building Products - 1.1%
AAON, Inc.
6,349 342,084
CSW Industrials, Inc.
2,595 310,881
Gibraltar Industries, Inc. *
4,161 170,310
Griffon Corp.
2,269 66,981
Simpson Manufacturing Co., Inc.
5,623 440,843
UFP Industries, Inc.
7,524 542,932
Zurn Elkay Water Solutions Corp.
14,795 362,477
2,236,508
Capital Markets - 1.7%
Artisan Partners Asset
Management, Inc., Class A 5,789 155,898
B Riley Financial, Inc.
8,418 374,769
Brightsphere Investment Group,
Inc. 9,358 139,528
Diamond Hill Investment Group,
Inc. 689 113,685
Donnelley Financial Solutions,
Inc. * 14,137 522,645
Focus Financial Partners, Inc.,
Class A * 8,150 256,806
Hamilton Lane, Inc., Class A
2,303 137,282
Houlihan Lokey, Inc.
4,583 345,467
Moelis & Co., Class A
7,310 247,151
PJT Partners, Inc., Class A
8,644 577,592
Silvercrest Asset Management
Group, Inc., Class A 6,837 111,785
StoneX Group, Inc. *
3,113 258,192
Virtus Investment Partners, Inc.
1,559 248,692
3,489,492
Chemicals - 2.0%
AdvanSix, Inc.
10,399 333,808
American Vanguard Corp.
12,042 225,186
Avient Corp.
6,688 202,646
Balchem Corp.
923 112,218
Cabot Corp.
4,643 296,641
Hawkins, Inc.
8,503 331,532
HB Fuller Co.
4,454 267,686
Innospec, Inc.
3,148 269,689
Intrepid Potash, Inc. *
6,077 240,467
Kronos Worldwide, Inc.
15,165 141,641
Livent Corp. *
23,831 730,420
LSB Industries, Inc. *
20,813 296,585
Sensient Technologies Corp.
3,485 241,650
Stepan Co.
1,189 111,374
Valhi, Inc.
7,611 191,493
3,993,036

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc., Class
A * 8,497 649,086
CoreCivic, Inc., REIT *
13,733 121,400
Ennis, Inc.
3,686 74,199
GEO Group, Inc. (The) *
13,694 105,444
Heritage-Crystal Clean, Inc. *
3,322 98,231
Quad/Graphics, Inc. *
20,266 51,881
1,100,241
Communications Equipment - 1.4%
ADTRAN Holdings, Inc.
10,230 200,303
Aviat Networks, Inc. *
3,954 108,261
Calix, Inc. *
14,194 867,821
Clearfield, Inc. *
3,744 391,772
Digi International, Inc. *
7,468 258,169
Extreme Networks, Inc. *
39,556 516,997
Harmonic, Inc. *
13,508 176,550
NetScout Systems, Inc. *
7,307 228,855
2,748,728
Construction & Engineering - 2.1%
Ameresco, Inc., Class A *
12,837 853,404
Arcosa, Inc.
1,084 61,983
Comfort Systems USA, Inc.
5,559 541,058
Concrete Pumping Holdings, Inc. *
19,823 127,858
Construction Partners, Inc., Class
A * 7,283 191,033
Dycom Industries, Inc. *
4,271 408,009
EMCOR Group, Inc.
4,406 508,805
Fluor Corp. *
23,906 595,020
IES Holdings, Inc. *
403 11,131
MYR Group, Inc. *
4,059 343,919
NV5 Global, Inc. *
3,265 404,272
Sterling Infrastructure, Inc. *
5,513 118,364
4,164,856
Construction Materials - 0.0% (b)
Summit Materials, Inc., Class A * 2,213 53,023
Consumer Finance - 0.5%
Atlanticus Holdings Corp. *
2,173 56,998
Consumer Portfolio Services, Inc. *
13,337 96,960
Encore Capital Group, Inc. *
4,972 226,126
EZCORP, Inc., Class A *
15,046 116,005
Nelnet, Inc., Class A
4,627 366,412
Regional Management Corp.
2,104 58,996
921,497
Containers & Packaging - 0.2%
Greif, Inc., Class A
6,359 378,806
O-I Glass, Inc. *
6,220 80,549
459,355
INVESTMENTS SHARES VALUE ($)
Distributors - 0.1%
Funko, Inc., Class A *
5,205 105,245
Weyco Group, Inc.
3,302 67,163
172,408
Diversified Consumer Services - 0.5%
Carriage Services, Inc.
4,926 158,420
Laureate Education, Inc., Class A
38,782 409,150
Stride, Inc. *
8,722 366,586
Universal Technical Institute, Inc. *
20,707 112,646
1,046,802
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 7,416 210,540
Diversified Telecommunication Services - 0.7%
Consolidated Communications
Holdings, Inc. * 11,242 46,767
Globalstar, Inc. *
212,005 337,088
IDT Corp., Class B *
5,854 145,355
Iridium Communications, Inc. *
18,440 818,183
Ooma, Inc. *
5,065 62,299
Radius Global Infrastructure, Inc. *
5,289 49,822
1,459,514
Electric Utilities - 1.2%
MGE Energy, Inc.
8,765 575,247
Otter Tail Corp.
15,261 938,857
Portland General Electric Co.
22,112 960,987
2,475,091
Electrical Equipment - 0.9%
Array Technologies, Inc. *
9,621 159,516
Atkore, Inc. *
6,932 539,379
Babcock & Wilcox Enterprises,
Inc. * 32,666 208,409
Bloom Energy Corp., Class A *
3,706 74,083
Encore Wire Corp.
1,892 218,602
Enovix Corp. *
4,728 86,688
NuScale Power Corp. *
28,319 330,766
SunPower Corp. *
2,318 53,407
Vicor Corp. *
2,218 131,172
1,802,022
Electronic Equipment, Instruments & Components - 1.1%
Advanced Energy Industries, Inc.
2,167 167,747
Arlo Technologies, Inc. *
14,829 68,807
Badger Meter, Inc.
3,605 333,066
Belden, Inc.
7,135 428,243
ePlus, Inc. *
2,947 122,418
Fabrinet (Thailand) *
1,159 110,627
Insight Enterprises, Inc. *
2,223 183,197
Methode Electronics, Inc.
3,694 137,232
Napco Security Technologies, Inc. *
3,371 98,029
Novanta, Inc. *
1,543 178,448
PC Connection, Inc.
3,049 137,479

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.1%
(continued)
Sanmina Corp. *
2,386 109,947
ScanSource, Inc. *
2,805 74,080
2,149,320
Energy Equipment & Services - 3.0%
Archrock, Inc.
19,793 127,071
Borr Drilling Ltd. (United Arab
Emirates) * 71,787 238,333
Cactus, Inc., Class A
7,051 270,970
ChampionX Corp.
23,036 450,815
Diamond Offshore Drilling, Inc. *
24,642 163,377
Helmerich & Payne, Inc.
17,101 632,224
Liberty Energy, Inc., Class A *
18,190 230,649
Nabors Industries Ltd. *
1,918 194,581
NexTier Oilfield Solutions, Inc. *
52,935 391,719
Oceaneering International, Inc. *
7,224 57,503
Patterson-UTI Energy, Inc.
42,183 492,697
RPC, Inc.
47,180 326,957
Select Energy Services, Inc., Class
A * 19,107 133,176
Solaris Oilfield Infrastructure, Inc.,
Class A 8,023 75,095
TETRA Technologies, Inc. *
41,015 147,244
Tidewater, Inc. *
18,590 403,403
US Silica Holdings, Inc. *
15,675 171,641
Valaris Ltd. *
17,247 844,068
Weatherford International plc *
18,882 609,700
5,961,223
Equity Real Estate Investment Trusts (REITs) - 4.0%
Agree Realty Corp.
10,516 710,671
Alexander & Baldwin, Inc.
5,146 85,321
Apartment Investment and
Management Co., Class A 14,888 108,682
Apple Hospitality REIT, Inc.
12,682 178,309
Armada Hoffler Properties, Inc.
11,677 121,207
Braemar Hotels & Resorts, Inc.
14,820 63,726
Broadstone Net Lease, Inc.
13,602 211,239
BRT Apartments Corp.
9,004 182,871
Centerspace
1,977 133,092
Chatham Lodging Trust *
13,588 134,114
CTO Realty Growth, Inc.
12,921 242,140
Equity Commonwealth
24,829 604,834
Farmland Partners, Inc.
15,156 192,027
Four Corners Property Trust, Inc.
5,926 143,350
Gladstone Commercial Corp.
3,548 54,994
Gladstone Land Corp.
3,301 59,748
Independence Realty Trust, Inc.
32,973 551,638
Indus Realty Trust, Inc.
1,529 80,074
Kite Realty Group Trust
10,111 174,111
LTC Properties, Inc.
6,412 240,129
National Health Investors, Inc.
1,430 80,838
NexPoint Residential Trust, Inc.
5,572 257,482
One Liberty Properties, Inc.
2,559 53,790
Phillips Edison & Co., Inc.
5,964 167,290
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.0% (continued)
Physicians Realty Trust
27,829 418,548
PotlatchDeltic Corp.
3,639 149,345
Retail Opportunity Investments
Corp. 10,587 145,677
RPT Realty
8,495 64,222
Ryman Hospitality Properties, Inc.
5,030 370,158
Safehold, Inc.
7,474 197,762
Saul Centers, Inc.
3,971 148,913
SITE Centers Corp.
28,628 306,606
Tanger Factory Outlet Centers, Inc.
19,832 271,302
Terreno Realty Corp.
8,588 455,078
Uniti Group, Inc.
9,951 69,159
Urstadt Biddle Properties, Inc.,
Class A 14,371 222,894
Washington REIT
3,710 65,148
Whitestone REIT
32,204 272,446
7,988,935
Food & Staples Retailing - 1.2%
Andersons, Inc. (The)
4,427 137,370
Chefs' Warehouse, Inc. (The) *
3,281 95,050
Ingles Markets, Inc., Class A
5,760 456,250
Natural Grocers by Vitamin
Cottage, Inc. 7,052 76,091
SpartanNash Co.
10,252 297,513
Sprouts Farmers Market, Inc. *
14,131 392,135
United Natural Foods, Inc. *
11,720 402,816
Weis Markets, Inc.
7,290 519,340
2,376,565
Food Products - 1.2%
Alico, Inc.
6,296 177,799
BRC, Inc., Class A *
19,362 149,668
Cal-Maine Foods, Inc.
12,149 675,363
Hostess Brands, Inc. *
34,262 796,249
Seneca Foods Corp., Class A *
1,251 63,101
Simply Good Foods Co. (The) *
7,172 229,432
Tootsie Roll Industries, Inc.
6,226 207,201
TreeHouse Foods, Inc. *
3,313 140,538
2,439,351
Gas Utilities - 2.3%
Brookfield Infrastructure Corp.,
Class A (Canada) 8,392 341,554
Chesapeake Utilities Corp.
5,465 630,606
New Jersey Resources Corp.
17,007 658,171
Northwest Natural Holding Co.
6,054 262,623
ONE Gas, Inc.
13,440 946,042
Southwest Gas Holdings, Inc.
16,255 1,133,786
Spire, Inc.
8,893 554,301
4,527,083
Health Care Equipment & Supplies - 3.0%
Alphatec Holdings, Inc. *
20,250 176,985
AngioDynamics, Inc. *
8,879 181,664

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.0% (continued)
AtriCure, Inc. *
6,428 251,335
Atrion Corp.
257 145,205
Axonics, Inc. *
1,704 120,030
CryoPort, Inc. *
5,945 144,820
Cutera, Inc. *
1,599 72,914
Haemonetics Corp. *
5,512 408,053
Heska Corp. *
1,364 99,463
Inari Medical, Inc. *
1,170 84,989
Inspire Medical Systems, Inc. *
3,870 686,422
iRadimed Corp.
2,153 64,719
iRhythm Technologies, Inc. *
5,177 648,575
Lantheus Holdings, Inc. *
11,968 841,709
LeMaitre Vascular, Inc.
1,466 74,297
Merit Medical Systems, Inc. *
2,719 153,651
Omnicell, Inc. *
1,756 152,825
Shockwave Medical, Inc. *
4,566 1,269,668
STAAR Surgical Co. *
1,763 124,380
TransMedics Group, Inc. *
3,984 166,292
UFP Technologies, Inc. *
1,867 160,263
6,028,259
Health Care Providers & Services - 2.8%
Addus HomeCare Corp. *
4,847 461,628
Agiliti, Inc. *
6,625 94,804
AMN Healthcare Services, Inc. *
6,802 720,740
Apollo Medical Holdings, Inc. *
3,323 129,597
CorVel Corp. *
1,696 234,777
Covetrus, Inc. *
3,013 62,911
Cross Country Healthcare, Inc. *
15,776 447,565
Ensign Group, Inc. (The)
5,797 460,862
Fulgent Genetics, Inc. *
2,497 95,186
ModivCare, Inc. *
2,221 221,389
National HealthCare Corp.
1,770 112,112
Option Care Health, Inc. *
26,717 840,784
Owens & Minor, Inc.
17,848 430,137
Patterson Cos., Inc.
2,954 70,955
Privia Health Group, Inc. *
6,768 230,518
R1 RCM, Inc. *
47,855 886,753
Select Medical Holdings Corp.
5,752 127,119
5,627,837
Health Care Technology - 0.8%
Allscripts Healthcare Solutions,
Inc. * 16,019 243,969
Computer Programs and Systems,
Inc. * 2,556 71,261
Convey Health Solutions Holdings,
Inc. * 5,968 62,724
Evolent Health, Inc., Class A *
26,133 938,959
NextGen Healthcare, Inc. *
6,253 110,678
Nutex Health, Inc. *
109,163 163,745
1,591,336
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.1%
Bluegreen Vacations Holding Corp.
8,134 134,374
Bowlero Corp. *
23,786 292,806
Century Casinos, Inc. *
4,014 26,332
Everi Holdings, Inc. *
13,242 214,785
Golden Entertainment, Inc. *
7,775 271,270
Hilton Grand Vacations, Inc. *
9,207 302,818
Inspired Entertainment, Inc. *
8,778 77,510
International Game Technology plc
13,241 209,208
Kura Sushi USA, Inc., Class A *
4,410 324,488
Light & Wonder, Inc. *
5,978 256,336
Monarch Casino & Resort, Inc. *
1,222 68,603
ONE Group Hospitality, Inc. (The) *
6,107 40,550
Papa John's International, Inc.
2,630 184,126
Red Rock Resorts, Inc., Class A
12,734 436,267
SeaWorld Entertainment, Inc. *
9,350 425,518
Target Hospitality Corp. *
30,792 388,595
Texas Roadhouse, Inc.
3,834 334,555
Wingstop, Inc.
2,347 294,361
4,282,502
Household Durables - 0.6%
Cavco Industries, Inc. *
835 171,810
Century Communities, Inc.
1,783 76,277
Ethan Allen Interiors, Inc.
5,421 114,600
Green Brick Partners, Inc. *
9,912 211,918
Helen of Troy Ltd. *
1,057 101,937
Installed Building Products, Inc.
1,360 110,146
Meritage Homes Corp. *
2,591 182,070
Skyline Champion Corp. *
4,011 212,062
Tri Pointe Homes, Inc. *
3,849 58,158
1,238,978
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 113,616
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc., Class C
29,443 937,760
Montauk Renewables, Inc. *
24,681 430,437
Ormat Technologies, Inc.
7,977 687,617
2,055,814
Insurance - 2.5%
American Equity Investment Life
Holding Co. 8,339 310,961
CNO Financial Group, Inc.
19,847 356,651
Donegal Group, Inc., Class A
12,407 167,370
Genworth Financial, Inc., Class A *
44,508 155,778
HCI Group, Inc.
1,879 73,657
Horace Mann Educators Corp.
2,139 75,485
Kinsale Capital Group, Inc.
4,329 1,105,713
MBIA, Inc. *
10,912 100,390
ProAssurance Corp.
4,101 80,011
RLI Corp.
10,607 1,085,945
Safety Insurance Group, Inc.
7,206 587,721

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Insurance - 2.5% (continued)
Selective Insurance Group, Inc.
5,119 416,687
Stewart Information Services Corp.
3,030 132,229
Tiptree, Inc.
3,343 35,971
Trupanion, Inc. *
1,153 68,523
United Fire Group, Inc.
7,618 218,865
4,971,957
Interactive Media & Services - 0.2%
DHI Group, Inc. *
37,963 204,241
Shutterstock, Inc.
1,943 97,480
301,721
IT Services - 1.4%
CSG Systems International, Inc.
4,867 257,367
DigitalOcean Holdings, Inc. *
4,843 175,171
Edgio, Inc. *
25,058 69,661
EVERTEC, Inc.
3,230 101,261
ExlService Holdings, Inc. *
5,263 775,556
Grid Dynamics Holdings, Inc. *
4,288 80,314
Hackett Group, Inc. (The)
8,568 151,825
Information Services Group, Inc.
15,155 72,138
International Money Express, Inc. *
9,797 223,274
Perficient, Inc. *
2,002 130,170
PFSweb, Inc. *
14,570 135,792
TTEC Holdings, Inc.
7,694 340,921
Unisys Corp. *
17,290 130,540
Verra Mobility Corp., Class A *
7,347 112,923
2,756,913
Leisure Products - 0.5%
Acushnet Holdings Corp.
11,396 495,612
Malibu Boats, Inc., Class A *
1,861 89,310
MasterCraft Boat Holdings, Inc. *
4,021 75,796
Vista Outdoor, Inc. *
16,876 410,424
1,071,142
Life Sciences Tools & Services - 0.1%
Medpace Holdings, Inc. * 1,799 282,749
Machinery - 2.4%
Alamo Group, Inc.
1,547 189,152
Chart Industries, Inc. *
5,062 933,180
Columbus McKinnon Corp.
2,492 65,191
Energy Recovery, Inc. *
15,172 329,839
EnPro Industries, Inc.
731 62,120
Evoqua Water Technologies Corp.
* 15,658 517,810
Franklin Electric Co., Inc.
2,799 228,706
Greenbrier Cos., Inc. (The)
3,586 87,032
Kadant, Inc.
1,810 301,926
Lindsay Corp.
1,848 264,781
Mueller Industries, Inc.
10,642 632,560
Omega Flex, Inc.
868 80,394
RBC Bearings, Inc. *
876 182,042
Shyft Group, Inc. (The)
14,064 287,328
SPX Technologies, Inc. *
2,755 152,131
INVESTMENTS SHARES VALUE ($)
Machinery - 2.4% (continued)
Standex International Corp.
731 59,686
Titan International, Inc. *
24,655 299,312
Watts Water Technologies, Inc.,
Class A 1,376 173,005
4,846,195
Marine - 0.6%
Costamare, Inc. (Monaco)
11,006 98,504
Eagle Bulk Shipping, Inc.
6,263 270,436
Genco Shipping & Trading Ltd.
7,282 91,244
Golden Ocean Group Ltd. (Norway)
26,952 201,331
Matson, Inc.
7,130 438,638
Safe Bulkers, Inc. (Greece)
39,947 98,669
1,198,822
Media - 0.6%
Cumulus Media, Inc., Class A *
7,795 54,799
Entravision Communications Corp.,
Class A 20,293 80,563
John Wiley & Sons, Inc., Class A
4,956 186,147
Scholastic Corp.
4,251 130,761
TechTarget, Inc. *
9,750 577,200
WideOpenWest, Inc. *
10,698 131,265
1,160,735
Metals & Mining - 1.8%
Alpha Metallurgical Resources, Inc.
3,934 538,329
ATI, Inc. *
16,009 426,000
Commercial Metals Co.
15,907 564,380
Haynes International, Inc.
6,297 221,151
Hecla Mining Co.
30,976 122,045
Materion Corp.
1,995 159,600
Ramaco Resources, Inc.
13,102 120,538
Ryerson Holding Corp.
24,215 623,294
SunCoke Energy, Inc.
12,892 74,903
TimkenSteel Corp. *
15,007 224,955
Warrior Met Coal, Inc.
14,539 413,489
Worthington Industries, Inc.
5,286 201,608
3,690,292
Multiline Retail - 0.6%
Dillard's, Inc., Class A
3,500 954,660
Franchise Group, Inc.
8,430 204,849
1,159,509
Multi-Utilities - 0.4%
Avista Corp.
1,528 56,612
Black Hills Corp.
8,859 600,020
Unitil Corp.
2,570 119,377
776,009
Oil, Gas & Consumable Fuels - 11.3%
Amplify Energy Corp. *
28,146 184,919
Arch Resources, Inc.
4,121 488,751
Archaea Energy, Inc. *
13,192 237,588

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 11.3% (continued)
Ardmore Shipping Corp. (Ireland) *
32,139 293,429
Berry Corp.
11,302 84,765
California Resources Corp.
16,693 641,512
Callon Petroleum Co. *
5,927 207,504
Centrus Energy Corp., Class A *
3,117 127,735
Chord Energy Corp.
5,992 819,526
Civitas Resources, Inc.
13,059 749,456
CNX Resources Corp. *
32,181 499,771
Comstock Resources, Inc. *
42,407 733,217
CONSOL Energy, Inc.
14,055 904,018
CVR Energy, Inc.
20,764 601,741
Delek US Holdings, Inc.
11,549 313,440
Denbury, Inc. *
7,822 674,726
DHT Holdings, Inc.
17,668 133,570
Dorian LPG Ltd.
20,755 281,645
Earthstone Energy, Inc., Class A *
21,229 261,541
Energy Fuels, Inc. *
35,725 218,637
Equitrans Midstream Corp.
7,199 53,849
FLEX LNG Ltd. (Norway)
9,324 295,291
Frontline Ltd. (Norway)
27,482 300,378
Golar LNG Ltd. (Cameroon) *
26,227 653,577
Green Plains, Inc. *
12,102 351,805
Gulfport Energy Corp. *
7,233 638,602
HighPeak Energy, Inc.
18,384 398,197
International Seaways, Inc.
12,122 425,846
Kinetik Holdings, Inc.
18,228 593,868
Kosmos Energy Ltd. (Ghana) *
88,736 458,765
Laredo Petroleum, Inc. *
2,550 160,268
Magnolia Oil & Gas Corp., Class A
44,819 887,864
Matador Resources Co.
27,597 1,350,045
Murphy Oil Corp.
24,385 857,620
NACCO Industries, Inc., Class A
5,612 263,932
NextDecade Corp. *
46,244 278,389
Northern Oil and Gas, Inc.
12,834 351,780
PBF Energy, Inc., Class A *
21,827 767,437
Peabody Energy Corp. *
28,323 702,977
Permian Resources Corp. *
65,052 442,354
Ranger Oil Corp.
12,311 387,181
Ring Energy, Inc. *
30,265 70,215
SandRidge Energy, Inc. *
12,279 200,270
Scorpio Tankers, Inc. (Monaco)
13,505 567,750
SFL Corp. Ltd. (Norway)
40,855 372,189
SilverBow Resources, Inc. *
5,929 159,372
SM Energy Co.
26,299 989,105
Talos Energy, Inc. *
9,309 154,995
Teekay Tankers Ltd., Class A *
12,230 336,814
Tellurian, Inc. *
84,164 201,152
Uranium Energy Corp. *
60,116 210,406
VAALCO Energy, Inc.
39,781 173,445
Vertex Energy, Inc. *
12,766 79,532
W&T Offshore, Inc. *
12,986 76,098
22,668,859
Paper & Forest Products - 0.1%
Clearwater Paper Corp. * 4,845 182,172
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.6%
Edgewell Personal Care Co.
6,548 244,895
elf Beauty, Inc. *
13,598 511,557
Inter Parfums, Inc.
3,336 251,734
Veru, Inc. *
14,667 168,964
1,177,150
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. *
8,243 129,745
Amphastar Pharmaceuticals, Inc. *
17,113 480,875
Axsome Therapeutics, Inc. *
4,163 185,753
Cassava Sciences, Inc. *
5,131 214,579
Corcept Therapeutics, Inc. *
14,672 376,190
Evolus, Inc. *
7,040 56,672
Harmony Biosciences Holdings,
Inc. * 11,929 528,336
Innoviva, Inc. *
8,551 99,277
Intra-Cellular Therapies, Inc. *
15,781 734,290
Liquidia Corp. *
36,890 200,682
Pacira BioSciences, Inc. *
3,160 168,080
Prestige Consumer Healthcare,
Inc. * 15,053 750,091
SIGA Technologies, Inc.
16,643 171,423
Supernus Pharmaceuticals, Inc. *
2,811 95,152
Tricida, Inc. *
20,090 210,543
4,401,688
Professional Services - 2.2%
ASGN, Inc. *
9,197 831,133
Barrett Business Services, Inc.
1,084 84,552
CBIZ, Inc. *
10,987 470,024
CRA International, Inc.
2,633 233,652
Exponent, Inc.
2,549 223,471
Forrester Research, Inc. *
1,606 57,832
Franklin Covey Co. *
6,416 291,222
Huron Consulting Group, Inc. *
5,700 377,625
ICF International, Inc.
3,355 365,762
Insperity, Inc.
4,904 500,649
Kforce, Inc.
1,699 99,646
Korn Ferry
4,211 197,707
Red Violet, Inc. *
3,564 61,729
Resources Connection, Inc.
10,942 197,722
TriNet Group, Inc. *
5,863 417,563
4,410,289
Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.
3,452 53,368
Newmark Group, Inc., Class A
7,580 61,095
St Joe Co. (The)
14,470 463,474
Stratus Properties, Inc.
2,585 60,230
Tejon Ranch Co. *
2,109 30,370
668,537
Road & Rail - 0.8%
ArcBest Corp.
2,349 170,843
Covenant Logistics Group, Inc.
5,720 164,164

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Road & Rail - 0.8% (continued)
Daseke, Inc. *
17,059 92,289
Marten Transport Ltd.
12,168 233,139
PAM Transportation Services, Inc. *
5,604 173,500
Saia, Inc. *
3,902 741,380
Universal Logistics Holdings, Inc.
2,734 86,722
1,662,037
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor
Ltd. * 11,060 340,206
Amkor Technology, Inc.
31,297 533,614
Atomera, Inc. *
6,326 64,082
Axcelis Technologies, Inc. *
5,666 343,133
Cohu, Inc. *
3,569 92,009
Diodes, Inc. *
4,387 284,760
FormFactor, Inc. *
17,956 449,798
Impinj, Inc. *
2,018 161,501
MACOM Technology Solutions
Holdings, Inc. * 18,089 936,829
MaxLinear, Inc. *
3,136 102,296
Onto Innovation, Inc. *
2,343 150,069
PDF Solutions, Inc. *
10,541 258,571
Photronics, Inc. *
10,387 151,858
Power Integrations, Inc.
3,101 199,456
Rambus, Inc. *
20,045 509,544
Silicon Laboratories, Inc. *
2,046 252,558
SiTime Corp. *
999 78,651
SMART Global Holdings, Inc. *
4,889 77,589
Synaptics, Inc. *
6,411 634,753
Transphorm, Inc. *
18,361 92,356
Ultra Clean Holdings, Inc. *
7,007 180,430
Veeco Instruments, Inc. *
12,035 220,481
6,114,544
Software - 2.2%
A10 Networks, Inc.
25,073 332,719
Alarm.com Holdings, Inc. *
3,464 224,675
Altair Engineering, Inc., Class A *
4,145 183,292
Appfolio, Inc., Class A *
6,272 656,804
Blackline, Inc. *
5,925 354,907
Box, Inc., Class A *
19,251 469,532
CommVault Systems, Inc. *
1,208 64,072
eGain Corp. *
139 1,022
Q2 Holdings, Inc. *
5,560 179,032
Qualys, Inc. *
5,110 712,283
Rapid7, Inc. *
1,134 48,649
SPS Commerce, Inc. *
3,626 450,458
Tenable Holdings, Inc. *
10,868 378,206
Varonis Systems, Inc. *
4,968 131,751
Verint Systems, Inc. *
5,808 195,033
Zeta Global Holdings Corp., Class
A * 8,155 53,904
4,436,339
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.
4,263 179,813
America's Car-Mart, Inc. *
861 52,538
Asbury Automotive Group, Inc. *
1,553 234,658
Boot Barn Holdings, Inc. *
939 54,894
Buckle, Inc. (The)
5,074 160,643
Build-A-Bear Workshop, Inc.
6,486 86,458
Caleres, Inc.
7,502 181,698
Destination XL Group, Inc. *
26,699 144,709
Genesco, Inc. *
6,208 244,099
Group 1 Automotive, Inc.
1,745 249,308
MarineMax, Inc. *
4,481 133,489
Murphy USA, Inc.
4,803 1,320,393
National Vision Holdings, Inc. *
2,367 77,283
ODP Corp. (The) *
8,747 307,457
Shoe Carnival, Inc.
8,014 171,820
Signet Jewelers Ltd.
6,108 349,317
Sonic Automotive, Inc., Class A
5,596 242,307
4,190,884
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
13,263 308,497
Super Micro Computer, Inc. *
7,572 416,990
725,487
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.
10,185 287,013
Oxford Industries, Inc.
3,027 271,764
558,777
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. *
1,648 56,411
Columbia Financial, Inc. *
16,190 342,095
Greene County Bancorp, Inc.
3,598 206,057
Hingham Institution For Savings
The 328 82,364
Kearny Financial Corp.
10,574 112,296
Merchants Bancorp
7,818 180,361
Mr Cooper Group, Inc. *
25,396 1,028,538
Northfield Bancorp, Inc.
5,976 85,517
PennyMac Financial Services, Inc.
12,085 518,446
Provident Financial Services, Inc.
7,534 146,913
Southern Missouri Bancorp, Inc.
2,843 145,078
Walker & Dunlop, Inc.
5,226 437,573
Waterstone Financial, Inc.
7,804 126,113
3,467,762
Tobacco - 0.4%
Universal Corp.
9,669 445,161
Vector Group Ltd.
31,228 275,118
720,279

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2.8%
Applied Industrial Technologies,
Inc. 4,577 470,424
Beacon Roofing Supply, Inc. *
3,846 210,453
BlueLinx Holdings, Inc. *
3,628 225,299
Boise Cascade Co.
10,260 610,060
Custom Truck One Source, Inc. *
11,469 66,864
GATX Corp.
5,629 479,309
Global Industrial Co.
8,468 227,196
GMS, Inc. *
2,008 80,340
Herc Holdings, Inc.
4,702 488,444
Hudson Technologies, Inc. *
25,425 186,874
McGrath RentCorp
2,377 199,335
MRC Global, Inc. *
9,353 67,248
NOW, Inc. *
12,064 121,243
Rush Enterprises, Inc., Class A
10,302 451,846
Textainer Group Holdings Ltd.
(China) 13,776 370,023
Titan Machinery, Inc. *
3,211 90,743
Transcat, Inc. *
1,498 113,384
Triton International Ltd.
10,499 574,610
Veritiv Corp. *
6,061 592,584
5,626,279
Water Utilities - 0.7%
American States Water Co.
9,389 731,872
Artesian Resources Corp., Class A
2,932 141,088
Cadiz, Inc. *
10,859 20,632
California Water Service Group
7,898 416,146
Middlesex Water Co.
2,194 169,377
1,479,115
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 22,812 276,481
TOTAL COMMON STOCKS
(Cost $165,875,099) 190,780,184
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 2.57% (d)
(Cost $9,311,829) 9,318,968 9,314,308
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $175,186,928) 200,094,492
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% (e) 511,284
NET ASSETS - 100.0% 200,605,776
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,198,451 1.6%
Consumer Discretionary 14,750,871 7.4
Consumer Staples 8,952,078 4.5
Energy 28,630,083 14.3
Financials 30,179,788 15.0
Health Care 29,233,008 14.6
Industrials 28,556,114 14.2
Information Technology 18,931,331 9.4
Materials 8,377,877 4.2
Real Estate 8,657,472 4.3
Utilities 11,313,111 5.6
Investment Companies 9,314,308 4.6
Total Investments In Securities
At Value 200,094,492 99.7
Other Assets in Excess of
Liabilities (e ) 511,284 0.3
Net Assets
$ 200,605,776 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2022, the value of these securities amounted to $161,422 or
0.08% of net assets.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued using significant unobservable inputs (Level
3) as of September 30, 2022 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at September 30, 2022 amounted to $39,833, which
represents 0.02% of net assets of the fund.
(d) Represents 7-day effective yield as of September 30, 2022.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 98 12/2022 USD $ 8,182,020 $ (893,772)
$ (893,772)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,427,748 $ 1,427,748

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 7.9%
Ampol Ltd. 28,995 536,316
Aurizon Holdings Ltd. 211,859 468,558
Coles Group Ltd. 253,659 2,674,167
Commonwealth Bank of Australia 7,629 443,817
Computershare Ltd. 57,501 917,145
CSL Ltd. 9,497 1,727,192
Endeavour Group Ltd. 171,040 768,678
Fortescue Metals Group Ltd. 202,577 2,174,736
Glencore plc 503,427 2,645,518
Goodman Group, REIT 106,176 1,073,101
Macquarie Group Ltd. 14,096 1,375,209
National Australia Bank Ltd. 150,335 2,783,556
Ramsay Health Care Ltd. 11,211 411,528
REA Group Ltd. 8,056 586,367
Rio Tinto plc 2,167 117,247
Scentre Group, REIT 146,505 239,372
South32 Ltd. 43,566 103,422
Suncorp Group Ltd. 65,290 421,313
Treasury Wine Estates Ltd. 21,834 175,684
Wesfarmers Ltd. 53,450 1,461,244
WiseTech Global Ltd. 7,466 243,933
Woodside Energy Group Ltd. 105,842 2,162,513
Woolworths Group Ltd. 75,039 1,630,646
25,141,262
—
Belgium - 0.0% (a)
Elia Group SA/NV 1,105 130,027
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 302,215
Canada - 17.2%
AltaGas Ltd. (1) 14,355 274,869
Bank of Montreal (1) 31,713 2,779,522
Bank of Nova Scotia (The) (1) 3,896 185,302
Cameco Corp. (1) 39,997 1,061,491
Canadian Imperial Bank of
Commerce (1) 28,069 1,228,546
Canadian National Railway Co. (1) 3,249 350,878
Canadian Natural Resources Ltd.
(1) 150,304 6,996,451
Canadian Pacific Railway Ltd. (1) 41,860 2,794,303
Canadian Utilities Ltd., Class A (1) 59,628 1,550,971
Cenovus Energy, Inc. (1) 268,556 4,125,499
Constellation Software, Inc. (1) 1,171 1,629,397
Dollarama, Inc. (1) 9,861 566,096
Empire Co. Ltd., Class A (1) 8,679 215,883
Enbridge, Inc. (1) 17,503 649,005
Fortis, Inc. (1) 115,927 4,404,278
Franco-Nevada Corp. (1) 3,781 451,634
George Weston Ltd. (1) 9,963 1,043,145
Hydro One Ltd. (1)(b) 32,356 791,245
Imperial Oil Ltd. (1) 46,898 2,030,600
Intact Financial Corp. (1) 13,298 1,881,946
Keyera Corp. (1) 6,578 135,432
Loblaw Cos. Ltd. (1) 14,220 1,125,988
Manulife Financial Corp. (1) 13,396 210,247
National Bank of Canada (1) 36,765 2,304,350
Nutrien Ltd. (1) 25,261 2,106,683
INVESTMENTS SHARES VALUE ($)
Canada - 17.2% (continued)
Royal Bank of Canada (1) 49,980 4,499,955
Shopify, Inc., Class A (1)* 9,632 259,322
Sun Life Financial, Inc. (1) 3,343 132,936
Suncor Energy, Inc. (1) 6,598 185,805
TC Energy Corp. (1) 12,317 496,122
Teck Resources Ltd., Class B (1) 21,348 649,241
Thomson Reuters Corp. (1) 22,826 2,343,162
Toronto-Dominion Bank (The) (1) 48,287 2,961,505
Tourmaline Oil Corp. (1) 15,478 804,406
West Fraser Timber Co. Ltd. (1) 2,600 188,090
WSP Global, Inc. (1) 13,348 1,469,937
54,884,242
—
China - 0.3%
BOC Hong Kong Holdings Ltd. 206,500 686,761
Budweiser Brewing Co. APAC Ltd.
(b) 92,500 240,875
Wilmar International Ltd. 42,000 111,736
1,039,372
—
Denmark - 3.3%
AP Moller - Maersk A/S, Class B 741 1,346,566
DSV A/S 15,114 1,770,568
Genmab A/S * 3,841 1,235,664
Novo Nordisk A/S, Class B 41,822 4,166,216
Orsted A/S (b) 20,453 1,630,120
Tryg A/S 9,825 202,826
Vestas Wind Systems A/S 15,041 276,948
10,628,908
—
Finland - 1.8%
Elisa OYJ 37,122 1,681,963
Neste OYJ 27,043 1,178,791
Nordea Bank Abp 32,721 280,034
Orion OYJ, Class B 10,729 451,771
Sampo OYJ, Class A 32,460 1,385,770
UPM-Kymmene OYJ 20,621 654,396
5,632,725
—
France - 7.7%
Air Liquide SA 6,233 712,426
Capgemini SE 1,863 298,267
Carrefour SA 17,185 238,340
Dassault Systemes SE 10,725 370,281
Hermes International 3,055 3,593,049
Legrand SA 2,988 193,201
L'Oreal SA 6,501 2,078,643
LVMH Moet Hennessy Louis
Vuitton SE 10,438 6,153,983
Orange SA 568,833 5,144,833
Safran SA 1,824 165,965
Sanofi 14,049 1,069,782
Sartorius Stedim Biotech 3,716 1,139,834
Teleperformance 1,125 285,394
Thales SA 1,335 147,109
TotalEnergies SE 58,805 2,758,812
Vivendi SE 46,477 360,502
24,710,421
—

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Germany - 2.8%
Bayer AG (Registered) 31,928 1,471,067
Brenntag SE 1,499 90,618
Commerzbank AG * 27,787 197,816
Deutsche Telekom AG (Registered) 78,810 1,341,478
Hannover Rueck SE 3,192 478,498
Merck KGaA 12,662 2,049,733
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 4,096 985,992
Rheinmetall AG 1,729 266,210
RWE AG 38,843 1,427,714
Siemens Energy AG 23,876 262,893
Symrise AG 4,418 430,810
Telefonica Deutschland Holding AG 42,833 86,601
9,089,430
—
Hong Kong - 0.8%
AIA Group Ltd. 104,400 869,225
Hong Kong Exchanges & Clearing
Ltd. 15,700 536,664
Techtronic Industries Co. Ltd. 121,000 1,154,597
2,560,486
—
Italy - 0.7%
Ferrari NV 10,210 1,890,748
Prysmian SpA 9,142 261,862
2,152,610
—
Japan - 20.4%
Bandai Namco Holdings, Inc. 10,400 677,750
Canon, Inc. 12,300 268,663
Chiba Bank Ltd. (The) 65,900 356,871
Chugai Pharmaceutical Co. Ltd. 62,500 1,561,443
Daiichi Sankyo Co. Ltd. 103,100 2,881,734
Daikin Industries Ltd. 6,000 923,214
Denso Corp. 2,600 118,880
ENEOS Holdings, Inc. 522,600 1,685,465
Fujitsu Ltd. 6,700 734,669
Hamamatsu Photonics KK 2,500 107,156
Hankyu Hanshin Holdings, Inc. 26,200 788,521
Hitachi Ltd. 2,400 102,135
Hoya Corp. 24,300 2,341,514
Idemitsu Kosan Co. Ltd. 18,500 402,065
Inpex Corp. 114,100 1,064,221
ITOCHU Corp. 90,300 2,179,655
Japan Post Bank Co. Ltd. 191,800 1,340,720
Japan Post Holdings Co. Ltd. 294,800 1,953,113
Japan Post Insurance Co. Ltd. 115,000 1,610,700
Japan Tobacco, Inc. 178,000 2,925,031
JSR Corp. 4,800 91,021
Kansai Electric Power Co., Inc.
(The) 128,900 1,078,423
Keyence Corp. 2,060 680,955
Kikkoman Corp. 7,600 430,852
Kintetsu Group Holdings Co. Ltd. 23,900 795,721
Kirin Holdings Co. Ltd. 19,000 292,709
Konami Group Corp. 2,600 120,385
Kyowa Kirin Co. Ltd. 5,800 133,355
Marubeni Corp. 95,500 833,285
Mazda Motor Corp. 91,000 604,254
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
Mitsubishi Corp. 47,900 1,310,076
Mitsubishi Estate Co. Ltd. 62,600 824,829
Mitsubishi HC Capital, Inc. 213,900 919,390
Mitsubishi UFJ Financial Group,
Inc. 54,100 245,080
Mitsui & Co. Ltd. 33,100 704,361
Mitsui Fudosan Co. Ltd. 52,900 1,007,744
MonotaRO Co. Ltd. 15,800 242,449
Murata Manufacturing Co. Ltd. 5,700 262,355
Nintendo Co. Ltd. 15,000 605,015
Nippon Prologis REIT, Inc., REIT 85 186,355
Nippon Telegraph & Telephone
Corp. 63,200 1,704,650
Nippon Yusen KK 190,500 3,233,521
Nissan Chemical Corp. 6,200 276,977
Nissin Foods Holdings Co. Ltd. 19,500 1,355,443
Nitori Holdings Co. Ltd. 2,600 218,192
Nitto Denko Corp. 3,500 189,510
Nomura Holdings, Inc. 28,200 93,423
Nomura Real Estate Holdings, Inc. 36,600 826,583
Nomura Research Institute Ltd. 43,250 1,056,305
NTT Data Corp. 12,500 161,464
Obic Co. Ltd. 9,100 1,220,252
Olympus Corp. 67,800 1,304,318
Oriental Land Co. Ltd. 2,800 379,761
Osaka Gas Co. Ltd. 23,800 358,808
Panasonic Holdings Corp. 23,000 161,507
Recruit Holdings Co. Ltd. 18,900 544,427
Renesas Electronics Corp. * 64,500 540,719
Resona Holdings, Inc. 114,600 419,374
Shimadzu Corp. 12,500 327,953
Shimano, Inc. 1,100 172,112
Shin-Etsu Chemical Co. Ltd. 2,300 227,601
Shionogi & Co. Ltd. 3,900 188,347
Shiseido Co. Ltd. 3,600 126,170
SMC Corp. 500 203,485
Sony Group Corp. 27,100 1,745,632
Subaru Corp. 48,700 735,971
Sumitomo Mitsui Financial Group,
Inc. 134,100 3,717,450
Suntory Beverage & Food Ltd. 27,900 992,938
Taisei Corp. 30,900 856,969
Terumo Corp. 10,200 286,724
Tobu Railway Co. Ltd. 14,800 348,870
Tokyo Electric Power Co. Holdings,
Inc. * 30,200 96,538
Tokyo Electron Ltd. 7,800 1,921,880
Tokyo Gas Co. Ltd. 45,400 766,401
Toyota Motor Corp. 194,100 2,536,975
Unicharm Corp. 4,000 131,220
USS Co. Ltd. 16,200 250,195
Yakult Honsha Co. Ltd. 4,800 278,711
Yamaha Corp. 5,000 177,672
65,527,182
—
Luxembourg - 0.1%
Eurofins Scientific SE 7,450 442,264

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Netherlands - 6.1%
Adyen NV *(b) 373 465,191
Aegon NV 107,765 428,366
Argenx SE * 2,008 714,600
ASML Holding NV 9,050 3,749,226
Koninklijke DSM NV 9,548 1,086,472
Koninklijke KPN NV 684,746 1,853,173
NN Group NV 22,469 873,908
OCI NV 3,947 144,506
Shell plc 302,478 7,503,854
Wolters Kluwer NV 26,369 2,567,645
19,386,941
—
Norway - 1.9%
Aker BP ASA 6,493 186,379
DNB Bank ASA 66,648 1,057,575
Equinor ASA 94,562 3,118,535
Norsk Hydro ASA 122,769 658,769
Orkla ASA 129,966 944,763
Salmar ASA 1,702 57,368
6,023,389
—
Portugal - 0.1%
EDP - Energias de Portugal SA 63,197 274,276
Singapore - 1.2%
DBS Group Holdings Ltd. 38,900 899,888
Oversea-Chinese Banking Corp.
Ltd. 24,100 197,473
Singapore Exchange Ltd. 115,200 755,756
Singapore Telecommunications Ltd. 636,700 1,174,863
STMicroelectronics NV 10,182 316,429
United Overseas Bank Ltd. 23,200 420,212
UOL Group Ltd. 19,900 91,554
3,856,175
—
South Africa - 0.5%
Anglo American plc 49,941 1,499,520
Spain - 2.4%
Acciona SA 3,211 564,353
Enagas SA 123,692 1,914,622
Ferrovial SA 6,756 153,352
Iberdrola SA 157,714 1,470,554
Naturgy Energy Group SA 43,485 1,005,964
Red Electrica Corp. SA 58,516 897,963
Repsol SA 126,503 1,453,551
Telefonica SA 26,653 88,113
7,548,472
—
Sweden - 1.9%
Atlas Copco AB, Class A 11,660 108,372
Epiroc AB, Class A 6,823 97,606
Hexagon AB, Class B 113,687 1,061,738
Investor AB, Class B 75,358 1,099,566
Nibe Industrier AB, Class B 126,244 1,126,125
Sandvik AB 11,786 160,662
Skandinaviska Enskilda Banken
AB, Class A 64,383 613,619
Svenska Cellulosa AB SCA, Class
B 45,288 574,636
INVESTMENTS SHARES VALUE ($)
Sweden - 1.9% (continued)
Telia Co. AB 384,596 1,107,668
5,949,992
—
Switzerland - 3.6%
ABB Ltd. (Registered) 15,847 409,160
Baloise Holding AG (Registered) 694 88,676
Barry Callebaut AG (Registered) 96 180,961
Chocoladefabriken Lindt &
Spruengli AG 18 173,958
EMS-Chemie Holding AG
(Registered) 844 532,779
Geberit AG (Registered) 408 174,946
Givaudan SA (Registered) 461 1,392,683
Kuehne + Nagel International AG
(Registered) 3,552 723,301
Lonza Group AG (Registered) 4,266 2,077,077
Novartis AG (Registered) 10,786 822,292
Partners Group Holding AG 2,044 1,644,980
Sika AG (Registered) 8,119 1,631,852
Sonova Holding AG (Registered) 903 198,715
Straumann Holding AG
(Registered) 6,465 591,290
UBS Group AG (Registered) 59,332 860,787
11,503,457
—
United Kingdom - 10.8%
Ashtead Group plc 34,318 1,541,215
AstraZeneca plc 50,332 5,532,971
Auto Trader Group plc (b) 29,518 167,399
Aviva plc 129,147 553,891
BAE Systems plc 52,937 465,127
BP plc 843,622 4,031,156
British American Tobacco plc 201,323 7,218,946
Bunzl plc 17,175 524,748
Compass Group plc 19,750 393,270
Croda International plc 4,518 322,694
Experian plc 5,258 153,915
HSBC Holdings plc 902,941 4,675,303
Imperial Brands plc 170,644 3,508,931
JD Sports Fashion plc 202,530 223,123
London Stock Exchange Group plc 7,107 600,178
National Grid plc 95,865 986,845
NatWest Group plc 446,141 1,111,213
Phoenix Group Holdings plc 33,620 195,798
Reckitt Benckiser Group plc 7,207 477,691
SSE plc 23,902 403,609
Standard Chartered plc 123,882 774,827
Vodafone Group plc 529,437 592,546
34,455,396
—
United States - 3.2%
Ferguson plc 7,344 761,787
Jackson Financial, Inc., Class A (1) 223 6,188
Nestle SA (Registered) 59,809 6,468,782
Schneider Electric SE 10,401 1,174,801
Tenaris SA 137,343 1,777,092
10,188,650
—

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 38,491 653,429
TOTAL COMMON STOCKS
(Cost $263,485,359) 303,580,841
SHORT-TERM INVESTMENTS - 3.7%
INVESTMENT COMPANIES - 3.7%
Limited Purpose Cash Investment
Fund, 2.57% (1)(c)
(Cost $11,964,702) 11,974,696 11,968,708
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $275,450,061) 315,549,549
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (d) 4,075,915
NET ASSETS - 100.0% 319,625,464
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,615,557 5.2%
Consumer Discretionary 22,060,412 6.9
Consumer Staples 35,868,261 11.2
Energy 44,343,558 13.9
Financials 54,346,112 17.0
Health Care 32,799,436 10.3
Industrials 36,858,220 11.5
Information Technology 16,593,301 5.2
Materials 19,818,867 6.2
Real Estate 4,249,538 1.3
Utilities 20,027,579 6.3
Investment Companies 11,968,708 3.7
Total Investments In Securities
At Value 315,549,549 98.7
Other Assets in Excess of
Liabilities (d ) 4,075,915 1.3
Net Assets
$ 319,625,464 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $3,294,830, which represents 1.03%
of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 158 12/2022 USD $ 13,118,740 $ (1,434,759)
$ (1,434,759)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 2,105,951 $ 2,105,951

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.1%
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.
328,540 31,641,687
Expeditors International of
Washington, Inc. 407,544 35,990,211
67,631,898
Banks - 1.6%
Bank of Hawaii Corp.
24,291 1,849,031
Citigroup, Inc.
242,864 10,120,143
Commerce Bancshares, Inc.
38,774 2,565,288
Cullen/Frost Bankers, Inc.
14,776 1,953,683
East West Bancorp, Inc.
299,034 20,077,143
First Citizens BancShares, Inc.,
Class A 3,251 2,592,445
First Hawaiian, Inc.
57,549 1,417,432
JPMorgan Chase & Co.
22,144 2,314,048
Popular, Inc.
23,392 1,685,627
Prosperity Bancshares, Inc.
22,972 1,531,773
SVB Financial Group *
36,081 12,115,278
Western Alliance Bancorp
58,080 3,818,179
62,040,070
Beverages - 4.2%
Brown-Forman Corp., Class B
28,757 1,914,353
Coca-Cola Co. (The)
1,007,728 56,452,923
Molson Coors Beverage Co., Class
B 131,975 6,333,480
Monster Beverage Corp. *
475,471 41,346,958
PepsiCo, Inc.
367,110 59,934,379
165,982,093
Biotechnology - 5.4%
AbbVie, Inc.
78,022 10,471,333
Amgen, Inc.
41,330 9,315,782
Gilead Sciences, Inc.
1,028,964 63,476,789
Incyte Corp. *
103,324 6,885,512
Regeneron Pharmaceuticals, Inc. *
102,890 70,877,834
United Therapeutics Corp. *
24,756 5,183,411
Vertex Pharmaceuticals, Inc. *
161,826 46,855,100
213,065,761
Capital Markets - 3.0%
BlackRock, Inc.
88,208 48,539,098
CME Group, Inc.
143,628 25,440,827
Intercontinental Exchange, Inc.
287,999 26,020,710
Northern Trust Corp.
19,462 1,665,169
S&P Global, Inc.
5,457 1,666,295
SEI Investments Co.
28,634 1,404,498
T. Rowe Price Group, Inc.
120,637 12,668,091
117,404,688
Chemicals - 2.7%
Air Products and Chemicals, Inc.
114,815 26,720,895
CF Industries Holdings, Inc.
103,764 9,987,285
Corteva, Inc.
233,910 13,367,956
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.7% (continued)
Ecolab, Inc.
50,350 7,271,547
LyondellBasell Industries NV, Class
A 97,163 7,314,431
Mosaic Co. (The)
56,487 2,730,017
NewMarket Corp.
4,220 1,269,503
Olin Corp.
102,714 4,404,376
PPG Industries, Inc.
81,382 9,008,173
Sherwin-Williams Co. (The)
116,544 23,862,384
105,936,567
Commercial Services & Supplies - 1.8%
Cintas Corp.
43,038 16,706,921
Copart, Inc. *
38,099 4,053,734
Republic Services, Inc.
142,026 19,321,217
Rollins, Inc.
100,865 3,497,998
Waste Management, Inc.
169,149 27,099,361
70,679,231
Communications Equipment - 0.6%
Cisco Systems, Inc.
564,166 22,566,640
Ubiquiti, Inc.
10,244 3,007,229
25,573,869
Construction & Engineering - 0.0% (a)
MDU Resources Group, Inc. 74,560 2,039,216
Consumer Finance - 0.0% (a)
Credit Acceptance Corp. * 2,687 1,176,906
Containers & Packaging - 0.4%
AptarGroup, Inc.
11,671 1,109,095
International Paper Co.
272,311 8,632,259
Packaging Corp. of America
19,973 2,242,768
Westrock Co.
91,697 2,832,520
14,816,642
Distributors - 0.1%
Pool Corp. 7,011 2,230,970
Electric Utilities - 4.3%
Alliant Energy Corp.
64,297 3,407,098
American Electric Power Co., Inc.
58,682 5,073,059
Avangrid, Inc.
188,731 7,870,083
Duke Energy Corp.
353,786 32,909,174
Evergy, Inc.
75,756 4,499,906
Eversource Energy
20,643 1,609,328
Exelon Corp.
40,444 1,515,032
IDACORP, Inc.
58,912 5,832,877
NextEra Energy, Inc.
718,075 56,304,261
Pinnacle West Capital Corp.
136,846 8,827,936
PPL Corp.
789,960 20,025,486
Xcel Energy, Inc.
318,018 20,353,152
168,227,392
Electrical Equipment - 0.3%
Eaton Corp. plc
30,731 4,098,286
Emerson Electric Co.
18,193 1,332,091

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.3% (continued)
Hubbell, Inc.
10,449 2,330,127
Rockwell Automation, Inc.
10,199 2,193,907
9,954,411
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A
145,780 9,761,429
Littelfuse, Inc.
9,392 1,866,096
National Instruments Corp.
34,094 1,286,708
12,914,233
Energy Equipment & Services - 0.0% (a)
Halliburton Co. 43,487 1,070,650
Entertainment - 0.1%
Electronic Arts, Inc. 49,225 5,695,825
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage 78,926 23,110,322
Food & Staples Retailing - 4.0%
Casey's General Stores, Inc.
55,660 11,272,263
Costco Wholesale Corp.
120,576 56,944,428
Kroger Co. (The)
660,102 28,879,463
Walmart, Inc.
470,932 61,079,880
158,176,034
Food Products - 5.8%
Archer-Daniels-Midland Co.
49,290 3,965,381
Flowers Foods, Inc.
450,270 11,117,166
General Mills, Inc.
256,146 19,623,345
Hershey Co. (The)
285,393 62,920,595
Hormel Foods Corp.
638,062 28,993,537
Ingredion, Inc.
31,009 2,496,845
J M Smucker Co. (The)
88,740 12,193,763
Kellogg Co.
81,446 5,673,528
Kraft Heinz Co. (The)
377,818 12,600,230
McCormick & Co., Inc.
(Non-Voting) 170,469 12,149,326
Mondelez International, Inc., Class
A 432,067 23,690,234
Tyson Foods, Inc., Class A
493,727 32,551,421
227,975,371
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 3,916,031
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories
248,253 24,020,960
ABIOMED, Inc. *
9,267 2,276,531
Align Technology, Inc. *
22,381 4,635,329
Becton Dickinson and Co.
56,065 12,492,964
Cooper Cos., Inc. (The)
3,898 1,028,682
Edwards Lifesciences Corp. *
322,016 26,608,182
Hologic, Inc. *
77,751 5,016,495
Intuitive Surgical, Inc. *
49,329 9,246,228
Medtronic plc
41,844 3,378,903
ResMed, Inc.
60,036 13,105,859
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.8% (continued)
Stryker Corp.
46,469 9,411,831
111,221,964
Health Care Providers & Services - 3.2%
Chemed Corp.
13,128 5,731,160
CVS Health Corp.
502,206 47,895,386
Elevance Health, Inc.
10,042 4,561,478
Henry Schein, Inc. *
51,126 3,362,557
Molina Healthcare, Inc. *
4,155 1,370,485
Premier, Inc., Class A
49,815 1,690,721
Quest Diagnostics, Inc.
11,882 1,457,803
UnitedHealth Group, Inc.
121,542 61,383,572
127,453,162
Hotels, Restaurants & Leisure - 0.0% (a)
Booking Holdings, Inc. * 781 1,283,347
Household Durables - 0.2%
Garmin Ltd. 75,680 6,077,861
Household Products - 3.2%
Church & Dwight Co., Inc.
248,880 17,779,987
Clorox Co. (The)
60,637 7,785,185
Colgate-Palmolive Co.
622,361 43,720,860
Kimberly-Clark Corp.
18,581 2,091,106
Procter & Gamble Co. (The)
428,669 54,119,461
125,496,599
Industrial Conglomerates - 1.0%
3M Co.
168,218 18,588,089
Honeywell International, Inc.
127,725 21,326,243
39,914,332
Insurance - 7.8%
Aflac, Inc.
111,529 6,267,930
Allstate Corp. (The)
278,628 34,697,545
American International Group, Inc.
441,674 20,970,681
Aon plc, Class A
118,512 31,745,809
Arch Capital Group Ltd. *
72,482 3,300,830
Arthur J Gallagher & Co.
96,160 16,464,515
Assurant, Inc.
74,467 10,817,821
Brighthouse Financial, Inc. *
26,036 1,130,483
Brown & Brown, Inc.
75,396 4,559,950
Chubb Ltd.
69,000 12,549,720
CNA Financial Corp.
46,273 1,707,474
Erie Indemnity Co., Class A
20,859 4,637,164
Everest Re Group Ltd.
55,003 14,434,987
Hanover Insurance Group, Inc.
(The) 13,755 1,762,566
Hartford Financial Services Group,
Inc. (The) 18,996 1,176,612
Loews Corp.
41,108 2,048,823
Markel Corp. *
2,100 2,276,862
Marsh & McLennan Cos., Inc.
189,064 28,225,365
Mercury General Corp.
1,448 41,152
MetLife, Inc.
96,710 5,878,034

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Insurance - 7.8% (continued)
Progressive Corp. (The)
403,005 46,833,211
Prudential Financial, Inc.
89,946 7,715,568
Reinsurance Group of America,
Inc. 87,037 10,950,125
RenaissanceRe Holdings Ltd.
33,302 4,675,268
Travelers Cos., Inc. (The)
165,355 25,332,386
Unum Group
77,936 3,023,917
W R Berkley Corp.
59,131 3,818,680
307,043,478
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A *
531,380 50,826,497
Meta Platforms, Inc., Class A *
66,301 8,995,720
59,822,217
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. * 146,340 16,536,420
IT Services - 4.3%
Accenture plc, Class A
87,310 22,464,863
Akamai Technologies, Inc. *
60,052 4,823,377
Amdocs Ltd.
50,280 3,994,746
Automatic Data Processing, Inc.
99,408 22,485,095
EPAM Systems, Inc. *
31,704 11,482,872
Euronet Worldwide, Inc. *
20,692 1,567,626
Jack Henry & Associates, Inc.
28,136 5,128,349
Mastercard, Inc., Class A
125,596 35,711,967
Paychex, Inc.
143,944 16,151,956
VeriSign, Inc. *
16,204 2,814,635
Visa, Inc., Class A
233,470 41,475,945
168,101,431
Life Sciences Tools & Services - 4.2%
Agilent Technologies, Inc.
138,944 16,888,643
Bio-Techne Corp.
24,584 6,981,856
Charles River Laboratories
International, Inc. * 15,818 3,112,982
Danaher Corp.
181,447 46,865,946
Mettler-Toledo International, Inc. *
25,766 27,933,436
PerkinElmer, Inc.
7,946 956,142
Thermo Fisher Scientific, Inc.
97,578 49,490,586
Waters Corp. *
18,651 5,027,004
West Pharmaceutical Services, Inc.
40,400 9,941,632
167,198,227
Machinery - 2.4%
Caterpillar, Inc.
92,711 15,212,021
Cummins, Inc.
80,173 16,316,007
Donaldson Co., Inc.
22,992 1,126,838
Dover Corp.
16,880 1,967,870
Fortive Corp.
24,093 1,404,622
IDEX Corp.
29,273 5,850,209
Illinois Tool Works, Inc.
267,122 48,255,589
Lincoln Electric Holdings, Inc.
19,883 2,499,691
INVESTMENTS SHARES VALUE ($)
Machinery - 2.4% (continued)
Toro Co. (The)
19,944 1,724,757
94,357,604
Media - 0.0% (a)
Cable One, Inc. 963 821,487
Metals & Mining - 0.8%
Cleveland-Cliffs, Inc. *
65,623 883,942
Newmont Corp.
570,909 23,995,305
Royal Gold, Inc.
65,030 6,101,115
30,980,362
Multiline Retail - 1.4%
Dollar General Corp.
36,221 8,687,969
Target Corp.
307,940 45,695,217
54,383,186
Multi-Utilities - 2.0%
Ameren Corp.
191,005 15,385,453
CMS Energy Corp.
44,983 2,619,810
Consolidated Edison, Inc.
244,269 20,948,509
DTE Energy Co.
85,702 9,860,015
Public Service Enterprise Group,
Inc. 178,302 10,025,922
WEC Energy Group, Inc.
218,954 19,581,056
78,420,765
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.
122,282 17,568,255
ConocoPhillips
417,921 42,770,035
Devon Energy Corp.
241,164 14,501,191
EOG Resources, Inc.
325,738 36,394,707
Exxon Mobil Corp.
359,559 31,393,096
Hess Corp.
34,958 3,810,072
HF Sinclair Corp.
47,572 2,561,277
Marathon Oil Corp.
586,480 13,242,718
Marathon Petroleum Corp.
141,871 14,092,047
Valero Energy Corp.
11,247 1,201,742
177,535,140
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 68,244 14,733,880
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.
117,565 8,357,696
Eli Lilly & Co.
214,796 69,454,287
Johnson & Johnson
371,268 60,650,340
Merck & Co., Inc.
159,893 13,769,985
Pfizer, Inc.
312,131 13,658,852
Zoetis, Inc.
208,410 30,905,119
196,796,279
Professional Services - 0.6%
CoStar Group, Inc. *
132,914 9,257,460
FTI Consulting, Inc. *
46,311 7,674,196

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 0.6% (continued)
Robert Half International, Inc.
40,535 3,100,927
Verisk Analytics, Inc.
32,852 5,602,252
25,634,835
Road & Rail - 1.9%
AMERCO
2,268 1,154,911
JB Hunt Transport Services, Inc.
91,560 14,321,815
Landstar System, Inc.
113,538 16,391,481
Old Dominion Freight Line, Inc.
146,142 36,355,745
Union Pacific Corp.
36,731 7,155,934
75,379,886
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.
25,044 3,489,631
Broadcom, Inc.
32,808 14,567,080
Intel Corp.
408,659 10,531,142
Lam Research Corp.
17,956 6,571,896
Monolithic Power Systems, Inc.
8,237 2,993,326
Texas Instruments, Inc.
328,537 50,850,957
89,004,032
Software - 3.1%
Adobe, Inc. *
88,961 24,482,067
ANSYS, Inc. *
11,289 2,502,771
Cadence Design Systems, Inc. *
142,727 23,325,874
Dolby Laboratories, Inc., Class A
67,089 4,370,848
Intuit, Inc.
57,480 22,263,154
Manhattan Associates, Inc. *
33,515 4,458,501
Microsoft Corp.
124,646 29,030,053
Oracle Corp.
61,492 3,755,316
Roper Technologies, Inc.
4,828 1,736,342
Synopsys, Inc. *
16,359 4,997,838
120,922,764
Specialty Retail - 2.0%
AutoZone, Inc. *
3,226 6,909,866
Home Depot, Inc. (The)
101,613 28,039,091
Lowe's Cos., Inc.
187,349 35,186,016
Williams-Sonoma, Inc.
69,146 8,148,856
78,283,829
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.
357,680 49,431,376
Hewlett Packard Enterprise Co.
467,656 5,602,519
55,033,895
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *
27,866 7,790,219
NIKE, Inc., Class B
66,986 5,567,876
13,358,095
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.8%
Altria Group, Inc.
253,168 10,222,924
Philip Morris International, Inc.
274,627 22,796,787
33,019,711
Trading Companies & Distributors - 0.3%
Fastenal Co.
80,827 3,721,275
WW Grainger, Inc.
17,520 8,570,609
12,291,884
Water Utilities - 0.3%
American Water Works Co., Inc.
58,709 7,641,564
Essential Utilities, Inc.
59,677 2,469,434
10,110,998
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc. * 287,252 38,540,601
TOTAL COMMON STOCKS
(Cost $2,636,923,742) 3,789,376,451
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment
Fund, 2.57% (b)
(Cost $148,868,927) 148,977,328 148,902,839
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $2,785,792,669) 3,938,279,290
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (c) 5,726,445
NET ASSETS - 100.0% 3,944,005,735
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 104,880,130 2.7%
Consumer Discretionary 172,153,708 4.4
Consumer Staples 725,383,687 18.4
Energy 178,605,790 4.5
Financials 487,665,142 12.4
Health Care 815,735,393 20.7
Industrials 397,883,299 10.1
Information Technology 471,550,224 11.9
Materials 151,733,571 3.8
Real Estate 23,110,322 0.6
Utilities 260,675,185 6.6
Investment Companies 148,902,839 3.8
Total Investments In Securities
At Value 3,938,279,290 99.9
Other Assets in Excess of
Liabilities (c ) 5,726,445 0.1
Net Assets
$ 3,944,005,735 100.0%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of September 30, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 651 12/2022 USD $ 117,228,825 $ (13,728,699)
$ (13,728,699)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 19,172,398 $ 19,172,398

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Australia - 9.6%
Aristocrat Leisure Ltd. 3,519 74,204
Aurizon Holdings Ltd. 73,024 161,504
BHP Group Ltd. 81,929 2,036,602
Cochlear Ltd. 6,115 759,591
Coles Group Ltd. 64,049 675,228
Computershare Ltd. 44,637 711,964
CSL Ltd. 11,635 2,116,024
Fortescue Metals Group Ltd. 54,510 585,184
Glencore plc 335,518 1,763,153
Medibank Pvt Ltd. 49,499 110,638
Newcrest Mining Ltd. 103,998 1,141,814
Northern Star Resources Ltd. 13,959 69,897
QBE Insurance Group Ltd. 31,119 230,892
REA Group Ltd. 11,792 858,297
Rio Tinto plc 7,399 400,329
Sonic Healthcare Ltd. 62,675 1,222,489
South32 Ltd. 186,621 443,021
Telstra Corp. Ltd. 1,332,992 3,291,464
Treasury Wine Estates Ltd. 180,326 1,450,967
Vicinity Centres, REIT 59,629 66,485
Washington H Soul Pattinson &
Co. Ltd. 26,419 454,192
Wesfarmers Ltd. 50,018 1,367,418
WiseTech Global Ltd. 17,122 559,419
Woolworths Group Ltd. 95,521 2,075,733
22,626,509
—
Austria - 0.2%
Mondi plc 24,674 379,053
Belgium - 0.9%
Ageas SA/NV 4,538 165,509
Elia Group SA/NV 3,102 365,016
Etablissements Franz Colruyt NV 10,928 240,213
Groupe Bruxelles Lambert NV 6,816 476,678
KBC Group NV 12,221 579,935
Proximus SADP 15,972 165,599
UCB SA 1,727 119,850
2,112,800
—
Brazil - 0.7%
Wheaton Precious Metals Corp. (1) 33,940 1,099,023
Yara International ASA 15,382 539,834
1,638,857
—
Canada - 12.7%
Agnico Eagle Mines Ltd. (1) 24,222 1,023,344
Algonquin Power & Utilities Corp.
(1) 27,779 303,460
Alimentation Couche-Tard, Inc. (1) 6,061 244,002
Bank of Montreal (1) 1,972 172,838
Bank of Nova Scotia (The) (1) 13,052 620,781
BCE, Inc. (1) 42,753 1,792,633
Canadian Imperial Bank of
Commerce (1) 38,230 1,673,280
Canadian National Railway Co. (1) 8,138 878,870
Canadian Pacific Railway Ltd. (1) 12,615 842,096
Canadian Utilities Ltd., Class A (1) 38,965 1,013,510
CGI, Inc. (1)* 10,409 783,604
INVESTMENTS SHARES VALUE ($)
Canada - 12.7% (continued)
Constellation Software, Inc. (1) 965 1,342,757
Emera, Inc. (1) 14,915 603,467
Fortis, Inc. (1) 43,359 1,647,287
Franco-Nevada Corp. (1) 17,642 2,107,308
George Weston Ltd. (1) 1,315 137,683
Hydro One Ltd. (1)(a) 107,653 2,632,583
Imperial Oil Ltd. (1) 18,089 783,222
Intact Financial Corp. (1) 11,764 1,664,853
Kinross Gold Corp. (1) 62,270 234,411
Loblaw Cos. Ltd. (1) 37,753 2,989,412
Manulife Financial Corp. (1) 6,431 100,933
Metro, Inc. (1) 43,531 2,179,780
Pan American Silver Corp. (1) 9,337 148,435
Rogers Communications, Inc.,
Class B (1) 9,625 370,758
Royal Bank of Canada (1) 12,411 1,117,426
Sun Life Financial, Inc. (1) 4,802 190,954
Teck Resources Ltd., Class B (1) 10,519 319,907
Thomson Reuters Corp. (1) 1,104 113,329
Toromont Industries Ltd. (1) 3,550 247,126
Toronto-Dominion Bank (The) (1) 14,183 869,862
West Fraser Timber Co. Ltd. (1) 9,436 682,622
29,832,533
—
Chile - 0.1%
Antofagasta plc 11,963 146,592
China - 1.1%
BOC Hong Kong Holdings Ltd. 345,500 1,149,036
Budweiser Brewing Co. APAC Ltd.
(a) 312,200 812,987
Chow Tai Fook Jewellery Group
Ltd. 127,200 239,057
Wilmar International Ltd. 155,300 413,158
2,614,238
—
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 113 205,347
Carlsberg A/S, Class B 5,113 597,896
Coloplast A/S, Class B 16,045 1,630,563
DSV A/S 1,792 209,928
Genmab A/S * 2,024 651,128
Novo Nordisk A/S, Class B 30,756 3,063,846
ROCKWOOL A/S, Class B 758 119,565
6,478,273
—
Finland - 1.2%
Elisa OYJ 11,296 511,810
Kone OYJ, Class B 4,637 178,657
Neste OYJ 6,766 294,927
Nokia OYJ 79,412 340,921
Orion OYJ, Class B 27,876 1,173,787
UPM-Kymmene OYJ 10,003 317,440
2,817,542
—
France - 7.6%
Air Liquide SA 8,312 950,054
AXA SA 8,126 177,414
BioMerieux 2,933 232,000
Bouygues SA 25,369 663,615
Capgemini SE 2,765 442,678

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
France - 7.6% (continued)
Carrefour SA 37,290 517,178
Cie Generale des Etablissements
Michelin SCA 3,027 67,822
Danone SA 16,364 773,777
Dassault Aviation SA 5,213 593,088
Dassault Systemes SE 20,125 694,817
Engie SA 76,996 886,215
Hermes International 1,473 1,732,425
Ipsen SA 8,896 823,326
La Francaise des Jeux SAEM (a) 2,348 69,651
L'Oreal SA 9,056 2,895,584
Orange SA 84,827 767,221
Pernod Ricard SA 3,684 675,845
Remy Cointreau SA 3,386 561,902
Sanofi 9,982 760,095
Societe Generale SA 28,921 571,945
Thales SA 2,441 268,984
TotalEnergies SE 42,453 1,991,665
Ubisoft Entertainment SA * 7,786 213,979
Vivendi SE 38,148 295,898
Worldline SA *(a) 7,255 286,759
17,913,937
—
Germany - 4.3%
Allianz SE (Registered) 1,648 259,617
Bechtle AG 2,099 75,457
Beiersdorf AG 27,467 2,698,974
Deutsche Bank AG (Registered) 42,146 312,048
Deutsche Boerse AG 1,414 231,792
Evonik Industries AG 12,632 211,556
Fresenius Medical Care AG & Co.
KGaA 12,412 349,684
FUCHS PETROLUB SE
(Preference) 3,298 83,514
Hannover Rueck SE 1,051 157,550
Henkel AG & Co. KGaA
(Preference) 34,445 2,045,587
Infineon Technologies AG 2,993 65,499
MTU Aero Engines AG 454 67,852
Rational AG 245 118,659
RWE AG 22,192 815,689
SAP SE 13,317 1,085,271
Scout24 SE (a) 1,606 80,477
Siemens Healthineers AG (a) 18,124 777,438
Telefonica Deutschland Holding AG 390,020 788,550
10,225,214
—
Hong Kong - 3.4%
AIA Group Ltd. 52,000 432,947
CK Asset Holdings Ltd. 47,500 285,161
CLP Holdings Ltd. 318,500 2,407,139
Hang Seng Bank Ltd. 15,900 241,561
HK Electric Investments & HK
Electric Investments Ltd. (b) 347,500 243,482
HKT Trust & HKT Ltd. 74,000 86,670
Hong Kong & China Gas Co. Ltd. 681,487 600,288
MTR Corp. Ltd. 190,500 873,795
Power Assets Holdings Ltd. 504,500 2,528,945
Sino Land Co. Ltd. 124,000 163,101
INVESTMENTS SHARES VALUE ($)
Hong Kong - 3.4% (continued)
Sun Hung Kai Properties Ltd. 13,500 148,990
8,012,079
—
Italy - 0.5%
Assicurazioni Generali SpA 13,836 188,921
Coca-Cola HBC AG 28,120 587,565
Enel SpA 84,666 347,234
1,123,720
—
Japan - 21.6%
Astellas Pharma, Inc. 99,600 1,319,431
Bandai Namco Holdings, Inc. 5,800 377,976
Brother Industries Ltd. 22,800 393,906
Canon, Inc. 59,500 1,299,631
Capcom Co. Ltd. 53,100 1,336,922
Chugai Pharmaceutical Co. Ltd. 23,400 584,604
Concordia Financial Group Ltd. 31,400 97,447
CyberAgent, Inc. 44,500 374,695
Daito Trust Construction Co. Ltd. 2,900 271,273
Dentsu Group, Inc. 24,700 702,160
Disco Corp. 3,300 727,491
FUJIFILM Holdings Corp. 20,000 913,497
Fujitsu Ltd. 9,200 1,008,799
Hakuhodo DY Holdings, Inc. 16,400 115,467
Hamamatsu Photonics KK 10,300 441,481
Hoshizaki Corp. 2,800 78,093
Hoya Corp. 26,200 2,524,595
Iida Group Holdings Co. Ltd. 4,900 66,328
Ito En Ltd. 2,300 93,035
Japan Post Bank Co. Ltd. 120,000 838,824
Japan Post Holdings Co. Ltd. 68,600 454,490
Japan Tobacco, Inc. 109,500 1,799,387
Kajima Corp. 20,800 197,153
Kakaku.com, Inc. 7,400 125,402
Kao Corp. 4,100 166,830
KDDI Corp. 118,700 3,470,345
Keyence Corp. 2,200 727,233
Kikkoman Corp. 12,500 708,638
Kirin Holdings Co. Ltd. 28,200 434,442
Kobayashi Pharmaceutical Co. Ltd. 23,700 1,388,882
Koei Tecmo Holdings Co. Ltd. 31,400 516,870
Koito Manufacturing Co. Ltd. 57,600 787,511
Komatsu Ltd. 14,300 260,379
Konami Group Corp. 1,700 78,714
Kyocera Corp. 11,800 594,469
Kyowa Kirin Co. Ltd. 17,700 406,962
Lion Corp. 38,200 431,676
McDonald's Holdings Co. Japan
Ltd. 2,300 80,139
Medipal Holdings Corp. 66,500 845,703
MEIJI Holdings Co. Ltd. 12,200 541,563
Mitsubishi Electric Corp. 10,200 92,290
Mitsui & Co. Ltd. 7,900 168,110
Murata Manufacturing Co. Ltd. 1,500 69,041
Nexon Co. Ltd. 57,100 1,008,828
Nintendo Co. Ltd. 23,000 927,689
Nippon Telegraph & Telephone
Corp. 71,400 1,925,823
Nissan Chemical Corp. 2,400 107,217
Nisshin Seifun Group, Inc. 41,800 422,197

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Japan - 21.6% (continued)
Nissin Foods Holdings Co. Ltd. 9,900 688,148
Nitto Denko Corp. 7,000 379,020
Nomura Research Institute Ltd. 7,461 182,222
Obic Co. Ltd. 1,400 187,731
Oji Holdings Corp. 125,500 465,686
Omron Corp. 1,500 68,726
Ono Pharmaceutical Co. Ltd. 5,900 137,817
Oracle Corp. Japan 8,300 439,942
Osaka Gas Co. Ltd. 78,500 1,183,465
Otsuka Corp. 24,700 770,329
Otsuka Holdings Co. Ltd. 19,600 620,632
Pola Orbis Holdings, Inc. 300 3,388
Recruit Holdings Co. Ltd. 2,500 72,014
Renesas Electronics Corp. * 57,300 480,360
Rohm Co. Ltd. 1,200 78,643
SCSK Corp. 29,300 443,582
Secom Co. Ltd. 7,800 444,749
Seiko Epson Corp. 17,900 244,415
Seven & i Holdings Co. Ltd. 17,300 694,942
Shin-Etsu Chemical Co. Ltd. 700 69,270
Shizuoka Bank Ltd. (The) 98,100 602,376
SMC Corp. 500 203,485
SoftBank Corp. 55,700 556,216
Square Enix Holdings Co. Ltd. 5,000 215,506
Suntory Beverage & Food Ltd. 49,600 1,765,224
Sysmex Corp. 10,700 571,768
T&D Holdings, Inc. 112,200 1,066,465
TIS, Inc. 28,600 759,321
Tokyo Electron Ltd. 500 123,197
Tokyo Gas Co. Ltd. 52,800 891,320
Tosoh Corp. 36,800 410,149
Toyo Suisan Kaisha Ltd. 6,000 247,429
Trend Micro, Inc. 14,900 802,555
Unicharm Corp. 14,500 475,671
USS Co. Ltd. 24,000 370,659
Yakult Honsha Co. Ltd. 34,900 2,026,462
51,046,522
—
Luxembourg - 0.1%
ArcelorMittal SA 3,269 65,048
Eurofins Scientific SE 3,566 211,693
276,741
—
Netherlands - 3.0%
Adyen NV *(a) 312 389,115
Akzo Nobel NV 2,814 159,469
Argenx SE * 2,612 929,549
ASML Holding NV 1,870 774,702
JDE Peet's NV 10,614 310,333
Koninklijke Ahold Delhaize NV 65,805 1,676,149
Koninklijke KPN NV 77,116 208,704
NN Group NV 5,295 205,943
OCI NV 4,124 150,986
Randstad NV 9,566 412,877
Shell plc 64,890 1,609,787
Wolters Kluwer NV 1,717 167,190
6,994,804
—
INVESTMENTS SHARES VALUE ($)
Norway - 2.2%
Equinor ASA 26,819 884,457
Gjensidige Forsikring ASA 57,466 986,075
Mowi ASA 55,387 704,497
Norsk Hydro ASA 105,317 565,123
Orkla ASA 198,763 1,444,869
Salmar ASA 1,219 41,088
Telenor ASA 52,265 478,336
5,104,445
—
Portugal - 0.3%
Jeronimo Martins SGPS SA 31,651 589,450
Singapore - 3.1%
DBS Group Holdings Ltd. 56,200 1,300,095
Oversea-Chinese Banking Corp.
Ltd. 313,200 2,566,326
Singapore Telecommunications Ltd. 812,600 1,499,442
STMicroelectronics NV 2,442 75,891
United Overseas Bank Ltd. 70,900 1,284,182
Venture Corp. Ltd. 47,200 536,331
7,262,267
—
South Africa - 0.4%
Anglo American plc 30,199 906,750
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria
SA 166,504 746,912
CaixaBank SA 31,123 100,243
Endesa SA 8,628 129,589
Iberdrola SA 72,838 679,155
Red Electrica Corp. SA 36,434 559,101
2,215,000
—
Sweden - 2.3%
Atlas Copco AB, Class A 10,875 101,076
Boliden AB 13,553 418,732
Essity AB, Class B 24,951 492,952
Evolution AB (a) 3,148 248,842
Industrivarden AB, Class A 19,314 389,034
Investor AB, Class B 57,195 834,545
L E Lundbergforetagen AB, Class B 10,068 363,460
Sandvik AB 5,184 70,666
Securitas AB, Class B 28,881 200,493
SKF AB, Class B 14,446 193,527
Svenska Cellulosa AB SCA, Class
B 9,174 116,404
Swedish Orphan Biovitrum AB * 28,328 547,493
Tele2 AB, Class B 139,048 1,199,926
Volvo AB, Class B 23,056 326,265
5,503,415
—
Switzerland - 4.8%
Alcon, Inc. 4,045 234,956
Baloise Holding AG (Registered) 7,048 900,557
Barry Callebaut AG (Registered) 263 495,759
Chocoladefabriken Lindt &
Spruengli AG 93 898,781
EMS-Chemie Holding AG
(Registered) 677 427,359
Geberit AG (Registered) 569 243,980

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.8% (continued)
Holcim AG * 1,600 65,569
Kuehne + Nagel International AG
(Registered) 4,123 839,575
Lonza Group AG (Registered) 644 313,558
Novartis AG (Registered) 26,676 2,033,698
Schindler Holding AG 2,206 342,370
SGS SA (Registered) 50 106,987
Sonova Holding AG (Registered) 3,148 692,752
Straumann Holding AG
(Registered) 2,510 229,565
Swisscom AG (Registered) 4,769 2,233,043
Temenos AG (Registered) 1,080 72,810
Zurich Insurance Group AG 2,611 1,040,877
11,172,196
—
United Kingdom - 8.6%
Admiral Group plc 43,723 928,835
Associated British Foods plc 22,910 320,113
AstraZeneca plc 12,857 1,413,363
Auto Trader Group plc (a) 254,637 1,444,064
Aviva plc 79,813 342,305
BAE Systems plc 8,069 70,898
BP plc 488,010 2,331,903
British American Tobacco plc 61,391 2,201,330
CK Hutchison Holdings Ltd. 47,000 258,794
Diageo plc 61,975 2,608,745
Imperial Brands plc 56,247 1,156,600
Intertek Group plc 1,716 70,406
J Sainsbury plc 214,882 416,137
Johnson Matthey plc 5,364 108,295
Kingfisher plc 52,924 128,829
National Grid plc 71,175 732,683
Next plc 5,272 279,816
Persimmon plc 19,831 271,214
Reckitt Benckiser Group plc 15,797 1,047,049
Sage Group plc (The) 125,322 965,805
Schroders plc 20,076 86,293
Smith & Nephew plc 27,031 312,013
Tesco plc 356,617 818,462
Unilever plc 16,294 715,956
Vodafone Group plc 980,970 1,097,902
20,127,810
—
United States - 2.9%
Ferguson plc 3,146 326,332
GSK plc 14,212 205,260
Nestle SA (Registered) 29,022 3,138,942
INVESTMENTS SHARES VALUE ($)
United States - 2.9% (continued)
QIAGEN NV * 18,909 787,456
Roche Holding AG 6,493 2,113,684
Swiss Re AG 4,603 339,490
6,911,164
—
TOTAL COMMON STOCKS
(Cost $234,911,837) 224,031,911
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(c) 80,224 80,224
Limited Purpose Cash Investment
Fund, 2.57% (1)(c) 9,396,247 9,391,549
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,467,847) 9,471,773
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $244,379,684) 233,503,684
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (d) 1,578,938
NET ASSETS - 100.0% 235,082,622
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 28,739,408 12.2%
Consumer Discretionary 6,161,891 2.6
Consumer Staples 53,538,597 22.8
Energy 8,350,151 3.5
Financials 27,172,184 11.6
Health Care 30,716,373 13.1
Industrials 10,790,126 4.6
Information Technology 19,960,369 8.5
Materials 19,098,172 8.1
Real Estate 935,009 0.4
Utilities 18,569,631 7.9
Investment Companies 9,471,773 4.0
Total Investments In Securities
At Value 233,503,684 99.3
Other Assets in Excess of
Liabilities (d ) 1,578,938 0.7
Net Assets
$ 235,082,622 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $6,741,916, which represents 2.87%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2022, the value of these securities amounted to $243,482 or 0.10% of net assets.
(c) Represents 7-day effective yield as of September 30, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2022
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 114 12/2022 USD $ 9,465,420 $ (960,364)
$ (960,364)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,397,480 $ 1,397,480

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 89.1%
Australia - 3.0%
Aristocrat Leisure Ltd. (2) 51,268 1,081,068
ASX Ltd. (2) 891 41,007
Aurizon Holdings Ltd. (2) 316,561 700,123
BHP Group Ltd. (2) 36,664 911,399
BlueScope Steel Ltd. (2) 161,243 1,565,935
Dexus, REIT (2) 14,075 70,017
Glencore plc (2) 19,842 104,270
Goodman Group, REIT (2) 25,367 256,380
GPT Group (The), REIT (2) 42,925 105,646
Lendlease Corp. Ltd. (2) 2,927 16,734
Mirvac Group, REIT (2) 95,677 119,185
Rio Tinto plc (2) 31,723 1,716,400
Santos Ltd. (2) 21,664 100,078
Scentre Group, REIT (2) 90,560 147,964
Sonic Healthcare Ltd. (2) 4,943 96,414
South32 Ltd. (2) 373,868 887,529
Stockland, REIT (2) 49,658 103,925
Suncorp Group Ltd. (2) 22,330 144,094
Vicinity Centres, REIT (2) 97,628 108,853
8,277,021
—
Belgium - 0.2%
Ageas SA/NV (2) 8,340 304,174
Proximus SADP (2) 22,919 237,626
541,800
—
Canada - 3.9%
ARC Resources Ltd. 9,172 110,156
Bank of Montreal 2,870 251,544
Canadian Natural Resources Ltd. 11,602 540,058
Fairfax Financial Holdings Ltd. 2,918 1,332,709
Great-West Lifeco, Inc. 1,345 29,035
iA Financial Corp., Inc. 2,450 124,491
Imperial Oil Ltd. 32,735 1,417,367
Manulife Financial Corp. 96,512 1,514,736
Onex Corp. 18,206 835,076
Power Corp. of Canada 7,139 160,884
RioCan, REIT 11,451 154,355
Ritchie Bros Auctioneers, Inc. 3,951 246,868
Suncor Energy, Inc. 98,671 2,778,659
West Fraser Timber Co. Ltd. 14,751 1,067,121
10,563,059
—
China - 0.4%
NXP Semiconductors NV 4,535 668,958
SITC International Holdings Co.
Ltd. (2) 214,000 392,462
1,061,420
—
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 1,136 2,064,372
Danske Bank A/S (2) 5,712 71,095
2,135,467
—
Finland - 0.2%
Nokia OYJ (2) 75,503 324,139
Nordea Bank Abp (2) 13,785 117,975
442,114
—
INVESTMENTS SHARES VALUE ($)
France - 2.2%
BNP Paribas SA (2) 9,012 380,660
Carrefour SA (2) 86,087 1,193,948
Cie de Saint-Gobain (2) 41,723 1,491,832
Dassault Aviation SA (2) 852 96,933
Electricite de France SA (2) 2,910 33,749
Ipsen SA (2) 2,786 257,845
Orange SA (2) 41,705 377,202
Societe Generale SA (2) 5,908 116,837
TotalEnergies SE (2) 39,641 1,859,741
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 143,712
5,952,459
—
Germany - 2.1%
BASF SE (2) 11,838 454,324
Bayer AG (Registered) (2) 2,954 136,104
Bayerische Motoren Werke AG (2) 32,351 2,192,672
Commerzbank AG (2)* 19,998 142,366
Covestro AG (2)(a) 7,792 222,786
Deutsche Bank AG (Registered) (2) 140,201 1,038,046
Deutsche Post AG (Registered) (2) 31,376 945,662
Fresenius SE & Co. KGaA (2) 1,365 29,095
HelloFresh SE (2)* 14,245 298,175
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 475 114,342
Porsche Automobil Holding SE
(Preference) (2) 865 48,737
Volkswagen AG (Preference) (2) 597 72,949
5,695,258
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 14,021
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 180,107
Link, REIT (2) 18,329 127,946
WH Group Ltd. (2)(a) 371,000 233,336
555,410
—
Italy - 0.2%
Eni SpA (2) 31,270 332,359
UniCredit SpA (2) 27,215 275,527
607,886
—
Japan - 5.9%
AGC, Inc. (2) 5,200 161,886
Aisin Corp. (2) 4,800 123,551
Dai-ichi Life Holdings, Inc. (2) 81,500 1,295,876
Daito Trust Construction Co. Ltd.
(2) 486 45,462
Daiwa House Industry Co. Ltd. (2) 2,451 49,835
ENEOS Holdings, Inc. (2) 72,400 233,501
Hulic Co. Ltd. (2) 1,500 11,052
Idemitsu Kosan Co. Ltd. (2) 16,200 352,079
Iida Group Holdings Co. Ltd. (2) 16,600 224,704
Inpex Corp. (2) 33,500 312,457
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 160,674
Japan Post Holdings Co. Ltd. (2) 189,300 1,254,153
Japan Post Insurance Co. Ltd. (2) 72,800 1,019,643

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Japan - 5.9% (continued)
Japan Real Estate Investment
Corp., REIT (2) 30 123,762
JFE Holdings, Inc. (2) 54,700 507,912
Kajima Corp. (2) 34,800 329,852
Koito Manufacturing Co. Ltd. (2) 7,200 98,439
Mazda Motor Corp. (2) 145,400 965,478
Mitsubishi Estate Co. Ltd. (2) 5,764 75,947
Mitsui Chemicals, Inc. (2) 4,900 95,510
Mitsui Fudosan Co. Ltd. (2) 4,598 87,592
Mitsui OSK Lines Ltd. (2) 9,900 177,137
Mizuho Financial Group, Inc. (2) 184,900 2,001,473
Nippon Building Fund, Inc., REIT
(2) 21 92,410
NIPPON EXPRESS HOLDINGS,
Inc. (2) 4,300 218,565
Nippon Steel Corp. (2) 76,600 1,063,075
Nippon Yusen KK (2) 37,200 631,428
Nissan Motor Co. Ltd. (2) 155,500 501,119
Nitto Denko Corp. (2) 3,700 200,339
Nomura Real Estate Holdings, Inc.
(2) 1,000 22,584
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 129,314
Obayashi Corp. (2) 75,900 487,124
Osaka Gas Co. Ltd. (2) 39,200 590,979
SUMCO Corp. (2) 11,000 128,162
Sumitomo Metal Mining Co. Ltd. (2) 10,000 286,565
Sumitomo Mitsui Financial Group,
Inc. (2) 4,500 124,747
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 59,675
Taisei Corp. (2) 19,100 529,712
Tokyo Electric Power Co. Holdings,
Inc. (2)* 118,900 380,079
Tokyo Gas Co. Ltd. (2) 15,900 268,409
Tosoh Corp. (2) 48,600 541,665
Yamaha Motor Co. Ltd. (2) 10,800 202,348
16,166,274
—
Luxembourg - 0.5%
ArcelorMittal SA (2) 74,067 1,473,808
Netherlands - 1.4%
Aegon NV (2) 186,449 741,135
ING Groep NV (2) 19,668 168,524
Koninklijke Ahold Delhaize NV (2) 26,134 665,671
NN Group NV (2) 14,303 556,300
OCI NV (2) 18,354 671,969
Shell plc (2) 38,971 966,789
3,770,388
—
Russia - 0.0%
Evraz plc (3)(b) 77,212 –
Singapore - 0.0% (c)
Singapore Exchange Ltd. (2) 4,067 26,681
South Africa - 0.0% (c)
Anglo American plc (2) 3,143 94,371
INVESTMENTS SHARES VALUE ($)
Spain - 1.1%
Banco Santander SA (2) 97,211 226,200
Enagas SA (2) 5,064 78,385
Repsol SA (2) 240,027 2,757,971
3,062,556
—
Sweden - 0.9%
Boliden AB (2) 12,656 391,019
Evolution AB (2)(a) 1,507 119,125
Investor AB, Class B (2) 8,816 128,636
Securitas AB, Class B (2) 11,325 78,619
Skanska AB, Class B (2) 7,341 91,364
Svenska Handelsbanken AB, Class
A (2) 74,814 614,148
Swedbank AB, Class A (2) 61,599 808,533
Telefonaktiebolaget LM Ericsson,
Class B (2) 37,756 220,701
2,452,145
—
Switzerland - 1.4%
Holcim AG (2)* 5,546 227,278
Novartis AG (Registered) (2) 34,741 2,648,550
Swiss Life Holding AG (Registered)
(2) 461 203,675
Temenos AG (Registered) (2) 9,537 642,955
UBS Group AG (Registered) (2) 6,850 99,380
3,821,838
—
United Kingdom - 2.8%
3i Group plc (2) 9,545 114,611
Aviva plc (2) 168,924 724,488
Barclays plc (2) 683,887 1,088,157
BP plc (2) 585,946 2,799,878
British American Tobacco plc (2) 9,359 335,591
CK Hutchison Holdings Ltd. (2) 248,500 1,368,303
HSBC Holdings plc (2) 72,742 376,648
Imperial Brands plc (2) 23,527 483,783
Tesco plc (2) 31,018 71,189
Vodafone Group plc (2) 146,896 164,406
7,527,054
—
United States - 61.9%
Abbott Laboratories 1,945 188,198
Accenture plc, Class A 1,210 311,333
Activision Blizzard, Inc. 3,912 290,818
Adobe, Inc. * 3,183 875,962
Advanced Micro Devices, Inc. * 9,137 578,920
Alleghany Corp. * 70 58,756
Ally Financial, Inc. 19,169 533,473
Alphabet, Inc., Class A * 37,200 3,558,180
Alphabet, Inc., Class C * 29,320 2,819,118
Altria Group, Inc. 25,238 1,019,110
Amazon.com, Inc. * 42,612 4,815,156
American Express Co. 4,265 575,391
American International Group, Inc. 38,281 1,817,582
American Tower Corp., REIT 4,396 943,821
APA Corp. 28,533 975,543
Apple, Inc. 79,980 11,053,237
Applied Materials, Inc. 5,235 428,904
Arch Capital Group Ltd. * 11,908 542,290
Arrow Electronics, Inc. * 17,401 1,604,198

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
United States - 61.9% (continued)
AT&T, Inc. 60,934 934,728
AutoZone, Inc. * 499 1,068,823
AvalonBay Communities, Inc., REIT 811 149,378
Bank of America Corp. 34,569 1,043,984
Bath & Body Works, Inc. 5,144 167,694
Berkshire Hathaway, Inc., Class B * 6,896 1,841,370
Booking Holdings, Inc. * 1,170 1,922,556
Bristol-Myers Squibb Co. 13,986 994,265
Broadcom, Inc. 1,015 450,670
Capital One Financial Corp. 10,121 932,853
CF Industries Holdings, Inc. 11,285 1,086,181
Chevron Corp. 9,019 1,295,760
Chubb Ltd. 6,716 1,221,506
Cigna Corp. 5,111 1,418,149
Cisco Systems, Inc. 41,796 1,671,840
Citigroup, Inc. 59,601 2,483,574
Citizens Financial Group, Inc. 6,800 233,648
Coca-Cola Co. (The) 21,962 1,230,311
Cognizant Technology Solutions
Corp., Class A 13,005 747,007
Comcast Corp., Class A 30,165 884,739
ConocoPhillips 8,865 907,244
Crown Castle, Inc., REIT 1,970 284,764
CVS Health Corp. 33,822 3,225,604
Datadog, Inc., Class A * 3,574 317,300
Dell Technologies, Inc., Class C 31,915 1,090,536
Delta Air Lines, Inc. * 31,919 895,647
Digital Realty Trust, Inc., REIT 849 84,204
Discover Financial Services 9,832 893,925
Dow, Inc. 5,564 244,427
Elevance Health, Inc. 332 150,808
Entergy Corp. 1,300 130,819
EOG Resources, Inc. 10,387 1,160,540
EQT Corp. 9,852 401,469
Equinix, Inc., REIT 222 126,282
Equitable Holdings, Inc. 5,360 141,236
Equity Residential, REIT 2,048 137,667
Everest Re Group Ltd. 4,366 1,145,813
Expedia Group, Inc. * 21,781 2,040,662
Exxon Mobil Corp. 42,232 3,687,276
FedEx Corp. 7,150 1,061,561
Fidelity National Financial, Inc. 10,365 375,213
Fidelity National Information
Services, Inc. 1,076 81,313
FirstEnergy Corp. 49,697 1,838,789
FleetCor Technologies, Inc. * 536 94,427
Ford Motor Co. 89,808 1,005,850
Fortinet, Inc. * 3,179 156,184
Fortune Brands Home & Security,
Inc. 8,355 448,580
Gartner, Inc. * 4,907 1,357,718
General Dynamics Corp. 3,608 765,509
General Electric Co. 12,041 745,458
General Motors Co. 66,855 2,145,377
Gilead Sciences, Inc. 38,573 2,379,568
Global Payments, Inc. 4,469 482,875
GoDaddy, Inc., Class A * 6,336 449,096
Goldman Sachs Group, Inc. (The) 1,385 405,874
Halliburton Co. 9,437 232,339
INVESTMENTS SHARES VALUE ($)
United States - 61.9% (continued)
Hartford Financial Services Group,
Inc. (The) 12,065 747,306
Hasbro, Inc. 2,988 201,451
HCA Healthcare, Inc. 2,704 496,968
Hewlett Packard Enterprise Co. 29,351 351,625
Home Depot, Inc. (The) 5,366 1,480,694
HubSpot, Inc. * 273 73,743
Humana, Inc. 803 389,608
Huntington Ingalls Industries, Inc. 3,518 779,237
Intel Corp. 38,511 992,428
Invesco Ltd. 34,105 467,239
Johnson Controls International plc 3,268 160,851
JPMorgan Chase & Co. 19,654 2,053,843
Keurig Dr Pepper, Inc. 9,891 354,296
Kraft Heinz Co. (The) 54,672 1,823,311
Laboratory Corp. of America
Holdings 1,506 308,444
Leidos Holdings, Inc. 2,169 189,722
Lennar Corp., Class A 7,304 544,513
Lennox International, Inc. 4,123 918,068
Lincoln National Corp. 19,802 869,506
Lockheed Martin Corp. 4,421 1,707,788
Lowe's Cos., Inc. 519 97,473
LyondellBasell Industries NV, Class
A 36,619 2,756,678
Marathon Oil Corp. 36,685 828,347
Marathon Petroleum Corp. 9,012 895,162
Markel Corp. * 235 254,792
Mastercard, Inc., Class A 3,680 1,046,371
Medtronic plc 9,094 734,341
Merck & Co., Inc. 21,532 1,854,336
Meta Platforms, Inc., Class A * 26,669 3,618,450
MetLife, Inc. 5,363 325,963
Microchip Technology, Inc. 7,312 446,251
Micron Technology, Inc. 3,307 165,681
Microsoft Corp. 34,525 8,040,874
Mohawk Industries, Inc. * 3,131 285,516
Molina Healthcare, Inc. * 1,010 333,138
Mosaic Co. (The) 25,777 1,245,802
Netflix, Inc. * 327 76,989
Nordson Corp. 931 197,623
NortonLifeLock, Inc. 3,697 74,458
NRG Energy, Inc. 31,558 1,207,725
NVR, Inc. * 115 458,514
O'Reilly Automotive, Inc. * 2,455 1,726,724
Owens Corning 27,196 2,137,878
PACCAR, Inc. 6,235 521,807
Pentair plc 5,020 203,963
PepsiCo, Inc. 10,597 1,730,066
Pfizer, Inc. 76,340 3,340,638
Philip Morris International, Inc. 9,875 819,724
Phillips 66 12,106 977,196
Pioneer Natural Resources Co. 1,196 258,970
Procter & Gamble Co. (The) 938 118,423
Prologis, Inc., REIT 2,980 302,768
Public Storage, REIT 2,484 727,340
PulteGroup, Inc. 27,072 1,015,200
Qorvo, Inc. * 4,111 326,455
QUALCOMM, Inc. 9,032 1,020,435
RingCentral, Inc., Class A * 10,596 423,416

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
United States - 61.9% (continued)
Robert Half International, Inc. 2,030 155,295
Roche Holding AG (2) 632 205,737
Salesforce, Inc. * 5,067 728,837
Sempra Energy 3,125 468,563
ServiceNow, Inc. * 193 72,879
Signature Bank 1,538 232,238
Simon Property Group, Inc., REIT 1,723 154,639
Snap-on, Inc. 459 92,420
Southwest Airlines Co. * 45,972 1,417,776
SS&C Technologies Holdings, Inc. 18,547 885,619
Starbucks Corp. 4,869 410,262
State Street Corp. 1,941 118,032
Steel Dynamics, Inc. 7,445 528,223
Stellantis NV (2) 90,884 1,073,562
Stellantis NV (2) 10,244 121,154
Swiss Re AG (2) 5,375 396,428
Synchrony Financial 33,860 954,513
Tesla, Inc. * 17,822 4,727,286
Textron, Inc. 8,360 487,054
Travelers Cos., Inc. (The) 4,857 744,092
Tyson Foods, Inc., Class A 34,968 2,305,440
Ulta Beauty, Inc. * 2,367 949,617
Universal Health Services, Inc.,
Class B 3,336 294,168
Vail Resorts, Inc. 7,616 1,642,314
Valero Energy Corp. 9,969 1,065,188
VeriSign, Inc. * 439 76,254
Viatris, Inc. 141,583 1,206,287
VMware, Inc., Class A 1,113 118,490
Walmart, Inc. 2,028 263,032
Wells Fargo & Co. 65,022 2,615,185
Welltower, Inc., REIT 3,001 193,024
Western Digital Corp. * 7,597 247,282
Western Union Co. (The) 51,367 693,455
Westrock Co. 35,067 1,083,220
Whirlpool Corp. 761 102,590
Yum! Brands, Inc. 7,641 812,544
169,009,807
—
TOTAL COMMON STOCKS
(Cost $252,063,956) 243,236,816
SHORT-TERM INVESTMENTS - 8.7%
INVESTMENT COMPANIES - 8.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (d)(e) 9,713,927 9,713,927
Limited Purpose Cash Investment
Fund, 2.57% (d) 13,936,830 13,929,861
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,638,426) 23,643,788
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.8%
(Cost $275,702,382) 266,880,604
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.2% (f) 5,878,424
NET ASSETS - 100.0% 272,759,028
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,962,256 4.8%
Consumer Discretionary 34,445,721 12.6
Consumer Staples 12,945,406 4.7
Energy 27,246,129 10.0
Financials 42,773,342 15.7
Health Care 20,688,265 7.6
Industrials 22,898,477 8.4
Information Technology 39,520,985 14.5
Materials 19,427,807 7.0
Real Estate 5,316,911 2.0
Utilities 5,011,517 1.8
Investment Companies 23,643,788 8.7
Total Investments In Securities
At Value 266,880,604 97.8
Other Assets in Excess of
Liabilities (f ) 5,878,424 2.2
Net Assets
$ 272,759,028 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September
30, 2022 amounted to $575,247, which represents 0.21% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of September 30, 2022 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at September 30, 2022 amounted to $0, which
represents 0.00% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/16/2022 CHF (11,592,670) $ 769,477
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.55%) Monthly JPMC 12/21/2022 EUR (3,678,028) 312,056
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 12/21/2022 SEK (9,271,060) 43,546
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.40%) Monthly JPMC 12/21/2022 CHF (1,401,845) 63,247
1,188,326
Tel Aviv Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/28/2022 ILS 2,204,676 (34,756)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.27%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 321,436 (23,313)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 2,781,801 (212,655)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 JPY 515,591,563 $ (195,705)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 SGD 144,374 (4,175)
(470,604)
$ 717,722
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 185 10/2022 EUR $ 10,449,759 $ (984,515)
MSCI Singapore Index 54 10/2022 SGD 1,055,185 (3,059)
FTSE 100 Index 42 12/2022 GBP 3,242,562 (264,888)
FTSE/MIB Index 242 12/2022 EUR 24,344,530 (2,099,436)
S&P 500 E-Mini Index 7 12/2022 USD 1,260,525 (36,603)
SPI 200 Index 154 12/2022 AUD 15,923,511 (1,014,483)
TOPIX Index 252 12/2022 JPY 31,967,941 (1,164,603)
(5,567,587)
Short Contracts
Amsterdam Exchange Index (72) 10/2022 EUR (9,041,314) 702,541
Hang Seng Index (32) 10/2022 HKD (3,507,927) 82,262
IBEX 35 Index (42) 10/2022 EUR (3,030,930) 345,970
OMXS30 Index (324) 10/2022 SEK (5,342,753) 356,087
DAX Index (53) 12/2022 EUR (15,756,803) 889,416
S&P/TSX 60 Index (44) 12/2022 CAD (7,109,567) 480,240
2,856,516
$ (2,711,071)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 512,500 USD 67,430 CITG 12/21/2022 $ 560
DKK 512,500 USD 67,430 JPMC 12/21/2022 560
EUR 1,617,002 USD 1,576,492 CITG 12/21/2022 18,294

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 1,616,998 USD 1,576,490 JPMC 12/21/2022 $ 18,292
GBP 5,444,500 USD 5,895,745 CITG 12/21/2022 190,757
GBP 5,444,500 USD 5,895,752 JPMC 12/21/2022 190,750
JPY 132,334,500 USD 922,107 CITG 12/21/2022 670
JPY 132,334,500 USD 922,108 JPMC 12/21/2022 668
SEK 97,500 USD 8,651 CITG 12/21/2022 180
SEK 97,500 USD 8,651 JPMC 12/21/2022 180
USD 7,889,997 AUD 11,700,000 CITG 12/21/2022 395,433
USD 7,889,987 AUD 11,700,000 JPMC 12/21/2022 395,423
USD 15,542,695 CAD 20,673,500 CITG 12/21/2022 570,780
USD 15,542,675 CAD 20,673,500 JPMC 12/21/2022 570,760
USD 20,515,228 CHF 19,676,000 CITG 12/21/2022 407,741
USD 20,515,203 CHF 19,676,000 JPMC 12/21/2022 407,715
USD 385,104 DKK 2,841,000 CITG 12/21/2022 8,206
USD 385,104 DKK 2,841,000 JPMC 12/21/2022 8,205
USD 19,307,537 EUR 19,164,306 CITG 12/21/2022 406,530
USD 19,307,509 EUR 19,164,302 JPMC 12/21/2022 406,505
USD 19,092,336 GBP 16,429,002 CITG 12/21/2022 726,069
USD 19,092,415 GBP 16,429,001 JPMC 12/21/2022 726,149
USD 246,831 HKD 1,933,500 CITG 12/21/2022 173
USD 246,830 HKD 1,933,500 JPMC 12/21/2022 173
USD 25,661 ILS 87,500 CITG 12/21/2022 949
USD 25,661 ILS 87,500 JPMC 12/21/2022 949
USD 12,547,672 JPY 1,754,857,500 CITG 12/21/2022 310,942
USD 12,547,657 JPY 1,754,857,500 JPMC 12/21/2022 310,926
USD 3,836,930 NOK 39,465,500 CITG 12/21/2022 205,310
USD 3,836,925 NOK 39,465,500 JPMC 12/21/2022 205,305
USD 21,099,228 NZD 34,686,500 CITG 12/21/2022 1,677,973
USD 21,099,201 NZD 34,686,499 JPMC 12/21/2022 1,677,946
USD 1,906,017 SEK 20,430,501 CITG 12/21/2022 55,535
USD 1,906,014 SEK 20,430,499 JPMC 12/21/2022 55,531
USD 57,577 SGD 81,500 CITG 12/21/2022 771
USD 57,577 SGD 81,500 JPMC 12/21/2022 771
Total unrealized appreciation 9,953,681
AUD 44,165,034 USD 30,220,345 CITG 12/21/2022 (1,929,946)
AUD 44,165,029 USD 30,220,380 JPMC 12/21/2022 (1,929,988)
CAD 30,120,701 USD 23,091,638 CITG 12/21/2022 (1,277,985)
CAD 30,120,697 USD 23,091,664 JPMC 12/21/2022 (1,278,013)
CHF 4,526,500 USD 4,792,145 CITG 12/21/2022 (166,381)
CHF 4,526,500 USD 4,792,151 JPMC 12/21/2022 (166,386)
DKK 1,753,500 USD 237,694 CITG 12/21/2022 (5,067)
DKK 1,753,500 USD 237,694 JPMC 12/21/2022 (5,067)
EUR 18,499,500 USD 18,456,234 CITG 12/21/2022 (210,899)
EUR 18,499,500 USD 18,456,257 JPMC 12/21/2022 (210,921)
GBP 6,140,500 USD 7,071,836 CITG 12/21/2022 (207,263)
GBP 6,140,500 USD 7,071,844 JPMC 12/21/2022 (207,272)
HKD 1,766,500 USD 225,470 CITG 12/21/2022 (117)
HKD 1,766,500 USD 225,470 JPMC 12/21/2022 (118)
ILS 1,231,500 USD 369,712 CITG 12/21/2022 (21,904)
ILS 1,231,499 USD 369,712 JPMC 12/21/2022 (21,905)
JPY 839,726,000 USD 5,999,386 CITG 12/21/2022 (143,926)
JPY 839,726,000 USD 5,999,393 JPMC 12/21/2022 (143,932)
NOK 240,510,505 USD 24,249,144 CITG 12/21/2022 (2,117,335)
NOK 240,510,496 USD 24,249,173 JPMC 12/21/2022 (2,117,365)
NZD 3,816,500 USD 2,169,611 CITG 12/21/2022 (32,722)
NZD 3,816,500 USD 2,169,614 JPMC 12/21/2022 (32,724)
SEK 11,561,000 USD 1,096,097 CITG 12/21/2022 (48,964)
SEK 11,560,999 USD 1,096,098 JPMC 12/21/2022 (48,965)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 915,502 USD 653,475 CITG 12/21/2022 $ (15,353)
SGD 915,498 USD 653,472 JPMC 12/21/2022 (15,353)
USD 252,340 EUR 258,000 CITG 12/21/2022 (2,115)
USD 252,340 EUR 258,000 JPMC 12/21/2022 (2,115)
USD 1,640 GBP 1,500 CITG 12/21/2022 (37)
USD 1,640 GBP 1,500 JPMC 12/21/2022 (37)
USD 81,224 NOK 887,000 CITG 12/21/2022 (398)
USD 81,224 NOK 887,000 JPMC 12/21/2022 (398)
USD 1,395,020 SEK 15,669,500 CITG 12/21/2022 (24,238)
USD 1,395,019 SEK 15,669,500 JPMC 12/21/2022 (24,238)
USD 7,302 SGD 10,500 CITG 12/21/2022 (17)
USD 7,302 SGD 10,500 JPMC 12/21/2022 (17)
Total unrealized depreciation (12,409,481)
Net unrealized depreciation $ (2,455,800)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 6,658,623 $ 6,658,623
CITG
Investment Companies 3,272,393 – 3,272,393
GSCO
Cash – 4,940,658 4,940,658
GSIN
Cash (800,558) – (800,558)
JPMC
Investment Companies 6,441,534 – 6,441,534

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 84.6%
Australia - 8.8%
Aristocrat Leisure Ltd. 11,697 246,650
ASX Ltd. 528 24,300
Aurizon Holdings Ltd. 124,937 276,317
Australia & New Zealand Banking
Group Ltd. 4,110 60,165
BHP Group Ltd. 12,149 302,001
BlueScope Steel Ltd. 28,059 272,499
Cochlear Ltd. 56 6,956
Dexus, REIT 11,870 59,048
Goodman Group, REIT 1,108 11,198
GPT Group (The), REIT 11,128 27,388
Lendlease Corp. Ltd. 1,854 10,600
Lottery Corp. Ltd. (The) * 9,973 26,727
Mirvac Group, REIT 9,306 11,593
Rio Tinto Ltd. 708 42,829
Rio Tinto plc 7,570 409,581
Sonic Healthcare Ltd. 11,751 229,206
South32 Ltd. 44,051 104,573
Suncorp Group Ltd. 24,797 160,014
Tabcorp Holdings Ltd. 9,973 5,981
2,287,626
—
Belgium - 1.3%
Ageas SA/NV 3,113 113,536
Anheuser-Busch InBev SA/NV 458 20,746
Groupe Bruxelles Lambert NV 289 20,211
KBC Group NV 665 31,557
Proximus SADP 13,515 140,125
326,175
—
China - 1.1%
SITC International Holdings Co.
Ltd. 78,000 143,047
Wilmar International Ltd. 53,200 141,533
284,580
—
Denmark - 2.7%
AP Moller - Maersk A/S, Class B 85 154,464
Carlsberg A/S, Class B 872 101,969
Chr Hansen Holding A/S 2,217 109,208
Danske Bank A/S 1,822 22,678
Genmab A/S * 863 277,630
Novo Nordisk A/S, Class B 243 24,207
690,156
—
Finland - 1.6%
Elisa OYJ 661 29,949
Kesko OYJ, Class B 4,807 89,684
Nokia OYJ 50,241 215,688
Nordea Bank Abp 7,984 68,329
403,650
—
France - 8.5%
BNP Paribas SA 2,173 91,786
Bouygues SA 1,823 47,687
Carrefour SA 9,615 133,351
Cie de Saint-Gobain 8,459 302,457
Credit Agricole SA 4,518 36,677
Dassault Aviation SA 1,115 126,855
INVESTMENTS SHARES VALUE ($)
France - 8.5% (continued)
Eiffage SA 707 56,696
Electricite de France SA 2,300 26,674
Ipsen SA 1,378 127,534
La Francaise des Jeux SAEM (a) 2,837 84,157
LVMH Moet Hennessy Louis
Vuitton SE 40 23,583
Orange SA 31,233 282,488
Publicis Groupe SA 3,893 184,461
Sanofi 1,160 88,330
Societe Generale SA 2,176 43,033
TotalEnergies SE 10,659 500,062
Unibail-Rodamco-Westfield, REIT * 210 8,690
Vivendi SE 3,854 29,894
2,194,415
—
Germany - 6.5%
BASF SE 4,611 176,963
Bayer AG (Registered) 5,333 245,716
Bayerische Motoren Werke AG 4,583 310,624
Deutsche Bank AG (Registered) 22,978 170,129
Deutsche Boerse AG 350 57,374
Deutsche Post AG (Registered) 7,915 238,555
Fresenius SE & Co. KGaA 814 17,351
HelloFresh SE * 3,411 71,399
Knorr-Bremse AG 295 12,668
Porsche Automobil Holding SE
(Preference) 500 28,172
SAP SE 3,761 306,503
Vonovia SE 1,970 42,516
1,677,970
—
Hong Kong - 1.6%
CK Infrastructure Holdings Ltd. 2,047 10,440
Hong Kong Exchanges & Clearing
Ltd. 2,422 82,790
Link, REIT 8,797 61,408
Swire Pacific Ltd., Class A 26,896 201,035
WH Group Ltd. (a) 76,801 48,303
403,976
—
Italy - 0.5%
Eni SpA 4,918 52,272
UniCredit SpA 8,424 85,285
137,557
—
Japan - 19.5%
AGC, Inc. 3,200 99,622
Aisin Corp. 7,891 203,112
CyberAgent, Inc. 5,600 47,153
Dai-ichi Life Holdings, Inc. 15,384 244,611
Daito Trust Construction Co. Ltd. 165 15,434
Daiwa House Industry Co. Ltd. 1,174 23,870
Dentsu Group, Inc. 2,300 65,383
ENEOS Holdings, Inc. 10,950 35,315
Fujitsu Ltd. 800 87,722
Hikari Tsushin, Inc. 200 23,494
Hitachi Construction Machinery Co.
Ltd. 1,500 27,877
Honda Motor Co. Ltd. 800 17,365
Hulic Co. Ltd. 732 5,393

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
Japan - 19.5% (continued)
Iida Group Holdings Co. Ltd. 17,300 234,179
Inpex Corp. 2,600 24,250
Japan Metropolitan Fund
Investment Corp., REIT 16 12,013
Japan Post Holdings Co. Ltd. 8,149 53,989
Japan Post Insurance Co. Ltd. 13,553 189,824
Japan Real Estate Investment
Corp., REIT 11 45,379
Japan Tobacco, Inc. 7,900 129,819
JFE Holdings, Inc. 23,400 217,279
Kajima Corp. 13,679 129,657
Koito Manufacturing Co. Ltd. 2,200 30,079
Mazda Motor Corp. 36,543 242,651
Mitsubishi Estate Co. Ltd. 3,206 42,243
Mitsui & Co. Ltd. 2,231 47,475
Mitsui Chemicals, Inc. 4,700 91,611
Mitsui Fudosan Co. Ltd. 1,683 32,061
Mitsui OSK Lines Ltd. 5,600 100,199
Mizuho Financial Group, Inc. 29,988 324,610
NGK Insulators Ltd. 1,952 24,296
Nippon Building Fund, Inc., REIT 9 39,604
NIPPON EXPRESS HOLDINGS,
Inc. 3,300 167,736
Nippon Steel Corp. 20,500 284,505
Nippon Yusen KK 11,100 188,410
Nissan Motor Co. Ltd. 24,100 77,665
Nitori Holdings Co. Ltd. 200 16,784
Nomura Real Estate Holdings, Inc. 308 6,956
Obayashi Corp. 18,191 116,749
Osaka Gas Co. Ltd. 7,300 110,055
Panasonic Holdings Corp. 1,300 9,129
Renesas Electronics Corp. * 11,200 93,892
Ricoh Co. Ltd. 11,200 82,009
Sharp Corp. 4,000 23,851
Square Enix Holdings Co. Ltd. 1,819 78,401
SUMCO Corp. 10,300 120,006
Sumitomo Corp. 8,922 110,226
Sumitomo Metal Mining Co. Ltd. 3,400 97,432
Sumitomo Mitsui Financial Group,
Inc. 3,166 87,766
Sumitomo Realty & Development
Co. Ltd. 1,293 29,405
Taisei Corp. 5,760 159,746
TOPPAN, Inc. 1,600 23,834
Tosoh Corp. 14,400 160,493
Toyota Tsusho Corp. 1,259 38,997
Yamaha Motor Co. Ltd. 1,800 33,725
ZOZO, Inc. 2,500 50,044
5,075,385
—
Luxembourg - 1.1%
ArcelorMittal SA 14,748 293,460
Macau - 0.2%
Sands China Ltd. * 19,600 48,808
Netherlands - 4.3%
Aegon NV 42,129 167,463
ASML Holding NV 101 41,842
Heineken NV 817 71,349
ING Groep NV 7,649 65,540
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.3% (continued)
NN Group NV 7,180 279,259
OCI NV 3,715 136,012
Shell plc 13,512 335,205
Universal Music Group NV 1,422 26,634
1,123,304
—
Russia - 0.0%
Evraz plc (3)(b) 80,070 –
Singapore - 1.4%
CapitaLand Ascendas, REIT 46,596 86,918
CapitaLand Integrated Commercial
Trust, REIT 26,571 35,344
Singapore Exchange Ltd. 2,138 14,026
STMicroelectronics NV 7,035 218,629
354,917
—
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria
SA 12,145 54,481
Banco Santander SA 31,130 72,436
CaixaBank SA 14,516 46,754
Industria de Diseno Textil SA 5,930 122,375
Repsol SA 27,643 317,626
613,672
—
Sweden - 2.4%
Atlas Copco AB, Class B 4,136 34,283
Boliden AB 470 14,521
Evolution AB (a) 1,899 150,111
Husqvarna AB, Class B 2,493 13,820
Investor AB, Class B 4,752 69,338
Securitas AB, Class B 4,711 32,704
Skanska AB, Class B 4,526 56,330
Swedbank AB, Class A 11,869 155,789
Swedish Match AB 3,956 39,132
Telefonaktiebolaget LM Ericsson,
Class B 6,278 36,698
Volvo AB, Class B 1,427 20,193
622,919
—
Switzerland - 5.7%
ABB Ltd. (Registered) 2,901 74,902
Baloise Holding AG (Registered) 1,030 131,608
Barry Callebaut AG (Registered) 69 130,066
Novartis AG (Registered) 7,738 589,921
Swatch Group AG (The) 422 94,781
Swisscom AG (Registered) 101 47,292
Temenos AG (Registered) 4,038 272,230
UBS Group AG (Registered) 8,478 122,999
1,463,799
—
United Kingdom - 11.2%
3i Group plc 3,499 42,014
Associated British Foods plc 9,849 137,616
AstraZeneca plc 230 25,284
Auto Trader Group plc (a) 7,789 44,172
Barclays plc 89,794 142,874
Barratt Developments plc 11,121 42,031
BP plc 92,895 443,888
British American Tobacco plc 8,866 317,913

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
INVESTMENTS SHARES VALUE ($)
United Kingdom - 11.2% (continued)
Burberry Group plc 2,229 44,525
CK Hutchison Holdings Ltd. 53,326 293,626
DCC plc 1,186 61,592
Haleon plc (1)* 6,213 19,372
HSBC Holdings plc 37,196 192,596
Imperial Brands plc 11,064 227,508
InterContinental Hotels Group plc 6,003 289,116
Intertek Group plc 1,606 65,893
Lloyds Banking Group plc 359,142 162,328
London Stock Exchange Group plc 869 73,386
Tesco plc 101,908 233,886
Unilever plc 339 14,896
WPP plc 4,671 38,560
2,913,076
—
United States - 3.8%
Nestle SA (Registered) 2,587 279,803
Roche Holding AG 572 186,205
Stellantis NV 26,667 315,002
Swiss Re AG 2,887 212,928
993,938
—
TOTAL COMMON STOCKS
(Cost $25,225,778) 21,909,383
SHORT-TERM INVESTMENTS - 12.5%
INVESTMENT COMPANIES - 12.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(c)(d) 1,858,765 1,858,765
Limited Purpose Cash Investment
Fund, 2.57% (1)(c) 1,374,264 1,373,577
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,232,211) 3,232,342
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $28,457,989) 25,141,725
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9% (e) 741,371
NET ASSETS - 100.0% 25,883,096
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,014,512 3.9%
Consumer Discretionary 2,794,721 10.8
Consumer Staples 2,208,344 8.5
Energy 1,708,619 6.6
Financials 3,974,482 15.4
Health Care 1,818,340 7.0
Industrials 3,246,913 12.5
Information Technology 1,475,218 5.7
Materials 2,712,968 10.5
Real Estate 808,097 3.1
Utilities 147,169 0.6
Investment Companies 3,232,342 12.5
Total Investments In Securities
At Value 25,141,725 97.1
Other Assets in Excess of
Liabilities (e ) 741,371 2.9
Net Assets
$ 25,883,096 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $326,743, which represents 1.26% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $0, which represents 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/16/2022 CHF (1,641,440) $ 127,525
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.55%) Monthly JPMC 12/21/2022 EUR (86,355) 7,327
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 12/21/2022 SEK (996,888) 4,682
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.40%) Monthly JPMC 12/21/2022 CHF (97,960) 4,420
143,954
Tel Aviv Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/28/2022 ILS 734,892 (11,585)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 1,793,547 (137,108)
(148,693)
$ (4,739)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 9 10/2022 EUR $ 508,367 $ (34,317)
MSCI Singapore Index 7 10/2022 SGD 136,783 (131)
FTSE 100 Index 2 12/2022 GBP 154,408 (2,405)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 10 12/2022 EUR $ 1,005,972 $ (91,795)
SPI 200 Index 7 12/2022 AUD 723,796 (51,027)
TOPIX Index 37 12/2022 JPY 4,693,706 (171,436)
(351,111)
Short Contracts
Amsterdam Exchange Index (5) 10/2022 EUR (627,869) 45,379
Hang Seng Index (5) 10/2022 HKD (548,114) 14,813
IBEX 35 Index (6) 10/2022 EUR (432,990) 49,424
OMXS30 Index (29) 10/2022 SEK (478,209) 29,086
DAX Index (4) 12/2022 EUR (1,189,193) 114,229
252,931
$ (98,180)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 3,500 USD 3,569 CITG 12/21/2022 $ 8
CHF 3,500 USD 3,569 JPMC 12/21/2022 8
DKK 61,000 USD 8,028 CITG 12/21/2022 65
DKK 61,000 USD 8,028 JPMC 12/21/2022 65
EUR 320,500 USD 311,428 CITG 12/21/2022 4,669
EUR 320,500 USD 311,428 JPMC 12/21/2022 4,669
GBP 682,000 USD 736,033 CITG 12/21/2022 26,386
GBP 682,000 USD 736,034 JPMC 12/21/2022 26,385
SEK 46,000 USD 4,082 CITG 12/21/2022 85
SEK 46,000 USD 4,082 JPMC 12/21/2022 85
SGD 500 USD 347 CITG 12/21/2022 1
SGD 500 USD 347 JPMC 12/21/2022 1
USD 768,063 AUD 1,149,500 CITG 12/21/2022 31,738
USD 768,062 AUD 1,149,500 JPMC 12/21/2022 31,737
USD 1,033,472 CHF 990,797 CITG 12/21/2022 20,948
USD 1,033,470 CHF 990,796 JPMC 12/21/2022 20,947
USD 61,468 DKK 455,000 CITG 12/21/2022 1,106
USD 61,468 DKK 455,000 JPMC 12/21/2022 1,105
USD 2,205,868 EUR 2,189,194 CITG 12/21/2022 46,752
USD 2,205,866 EUR 2,189,194 JPMC 12/21/2022 46,749
USD 2,055,956 GBP 1,779,118 CITG 12/21/2022 67,049
USD 2,055,950 GBP 1,779,115 JPMC 12/21/2022 67,046
USD 139,951 HKD 1,096,335 CITG 12/21/2022 91
USD 139,951 HKD 1,096,334 JPMC 12/21/2022 91
USD 21,215 ILS 72,500 CITG 12/21/2022 739
USD 21,215 ILS 72,500 JPMC 12/21/2022 739
USD 1,005,875 JPY 140,953,871 CITG 12/21/2022 22,995
USD 1,005,874 JPY 140,953,866 JPMC 12/21/2022 22,994
USD 483,868 NOK 5,025,500 CITG 12/21/2022 21,420
USD 483,867 NOK 5,025,500 JPMC 12/21/2022 21,420
USD 4,409 NZD 7,500 CITG 12/21/2022 210
USD 4,409 NZD 7,500 JPMC 12/21/2022 210
USD 492,348 SEK 5,279,000 CITG 12/21/2022 14,205
USD 492,347 SEK 5,279,000 JPMC 12/21/2022 14,204
USD 88,838 SGD 125,000 CITG 12/21/2022 1,710

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2022
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 88,838 SGD 125,000 JPMC 12/21/2022 $ 1,710
Total unrealized appreciation 520,342
AUD 4,468,163 USD 3,056,276 CITG 12/21/2022 (194,143)
AUD 4,468,160 USD 3,056,277 JPMC 12/21/2022 (194,147)
CHF 144,000 USD 149,469 CITG 12/21/2022 (2,311)
CHF 144,000 USD 149,469 JPMC 12/21/2022 (2,311)
DKK 413,500 USD 55,734 CITG 12/21/2022 (878)
DKK 413,500 USD 55,734 JPMC 12/21/2022 (878)
EUR 2,068,000 USD 2,063,195 CITG 12/21/2022 (23,608)
EUR 2,068,000 USD 2,063,197 JPMC 12/21/2022 (23,610)
GBP 481,500 USD 552,758 CITG 12/21/2022 (14,481)
GBP 481,500 USD 552,758 JPMC 12/21/2022 (14,482)
HKD 734,000 USD 93,672 CITG 12/21/2022 (37)
HKD 734,000 USD 93,672 JPMC 12/21/2022 (37)
ILS 472,765 USD 141,913 CITG 12/21/2022 (8,392)
ILS 472,759 USD 141,911 JPMC 12/21/2022 (8,392)
JPY 81,582,000 USD 581,421 CITG 12/21/2022 (12,545)
JPY 81,582,000 USD 581,421 JPMC 12/21/2022 (12,545)
NOK 25,139,848 USD 2,539,088 CITG 12/21/2022 (225,713)
NOK 25,139,843 USD 2,539,091 JPMC 12/21/2022 (225,717)
NZD 53,173 USD 32,377 CITG 12/21/2022 (2,605)
NZD 53,172 USD 32,377 JPMC 12/21/2022 (2,605)
SEK 4,557,651 USD 430,233 CITG 12/21/2022 (17,426)
SEK 4,557,651 USD 430,233 JPMC 12/21/2022 (17,426)
SGD 225,446 USD 160,919 CITG 12/21/2022 (3,779)
SGD 225,444 USD 160,917 JPMC 12/21/2022 (3,779)
USD 1,014 CHF 1,000 CITG 12/21/2022 (8)
USD 1,014 CHF 1,000 JPMC 12/21/2022 (8)
USD 1,503 DKK 11,500 CITG 12/21/2022 (22)
USD 1,503 DKK 11,500 JPMC 12/21/2022 (22)
USD 176,540 EUR 180,500 CITG 12/21/2022 (1,480)
USD 176,540 EUR 180,500 JPMC 12/21/2022 (1,480)
USD 13,919 NOK 152,000 CITG 12/21/2022 (68)
USD 13,919 NOK 152,000 JPMC 12/21/2022 (68)
USD 218,125 SEK 2,446,500 CITG 12/21/2022 (3,465)
USD 218,125 SEK 2,446,500 JPMC 12/21/2022 (3,465)
USD 3,131 SGD 4,500 CITG 12/21/2022 (5)
USD 3,131 SGD 4,500 JPMC 12/21/2022 (5)
Total unrealized depreciation (1,021,943)
Net unrealized depreciation $ (501,601)
Collateral pledged to, or (received from), each counterparty at September 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 549,610 $ 549,610
CITG
Investment Companies 460,529 – 460,529
GSCO
Cash – 136,378 136,378
GSIN
Cash 110,547 – 110,547
JPMC
Investment Companies 1,398,236 – 1,398,236

Schedule of Investments
AQR Funds | Annual Report | September 2022
September 30, 2022
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.68%
Euro Short-Term Rate ("ESTR"): 0.64%
Singapore Overnight Rate Average (“SORA”): 4.39%
Swiss Average Rate Overnight (“SARON”): 0.43%
Tokyo Overnight Average Rate (“TONAR”):  -0.07%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
12
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 625,393,407 $ 79,371,575 $ 375,721,731 $ 446,027,582
Investments in securities of unaffiliated issuers, at value .......... $ 930,517,727 $ 101,747,506 $ 369,990,461 $ 438,878,730
Cash ................................................. — 234 105,952 430
Cash denominated in foreign currencies
‡
...................... — — 1,429,490 3,893,768
Deposits with brokers for futures contracts ..................... 2,045,028 312,645 809,460 894,733
Receivables:
Securities sold ....................................... — — 3,484 —
Foreign tax reclaims ................................... — — 892,581 6,756
Dividends ........................................... 644,769 59,013 1,906,662 1,729,906
Capital shares sold .................................... 217,661 369,211 458,983 213,138
Prepaid expenses .......................................
42,415 24,236 32,306 21,932
Total Assets 933,467,600 102,512,845 375,629,379 445,639,393
LIABILITIES:
Due to custodian ........................................ 45 — — —
Variation margin on futures contracts ......................... 490,361 34,835 61,988 72,581
Payables: – – – –
Securities purchased ................................... — — 3,599 —
Accrued investment advisory fees ......................... 195,158 21,987 102,689 164,782
Accrued distribution fees—Class N ........................ 1,220 1,116 272 208
Capital shares redeemed ............................... 341,011 271,365 652,499 234,721
Deferred foreign capital gains tax ......................... — — — 318,040
Other accrued expenses and liabilities ........................
155,700 76,713 118,402 200,930
Total Liabilities 1,183,495 406,016 939,449 991,262
Net Assets $ 932,284,105 $ 102,106,829 $ 374,689,930 $ 444,648,131
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 539,521,255 $ 80,391,949 $ 391,073,658 $ 474,181,583
Total distributable earnings (loss) ...........................
392,762,850 21,714,880 (16,383,728) (29,533,452)
Net Assets $ 932,284,105 $ 102,106,829 $ 374,689,930 $ 444,648,131
NET ASSETS:
Class I ............................................... $ 206,052,233 $ 60,004,646 $ 62,388,744 $ 44,791,448
Class N ............................................... 5,348,263 4,979,228 1,073,662 845,886
Class R6 .............................................. 720,883,609 37,122,955 311,227,524 399,010,797
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,877,494 4,363,260 6,411,784 5,275,790
Class N ............................................... 331,906 363,208 110,628 99,457
Class R6 .............................................. 45,085,069 2,695,000 32,028,676 46,979,760
NET ASSET VALUE: – – – –
Class I ............................................... $ 16.00 $ 13.75 $ 9.73 $ 8.49
Class N ............................................... $ 16.11 $ 13.71 $ 9.71 $ 8.51
Class R6 .............................................. $ 15.99 $ 13.77 $ 9.72 $ 8.49
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 1,444,947 $ 4,048,334

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 477,849,272 $ 175,186,928 $ 275,450,061 $ 2,785,792,669
Investments in securities of unaffiliated issuers, at value .......... $ 690,820,500 $ 200,094,492 $ 315,549,549 $ 3,938,279,290
Cash ................................................. — 588 178,303 —
Cash denominated in foreign currencies
‡
...................... 334 — 1,534,781 —
Deposits with brokers for futures contracts ..................... 1,782,189 593,660 721,316 7,160,102
Receivables:
Securities sold ....................................... — — 1,430 —
Foreign tax reclaims ................................... — — 935,297 —
Dividends ........................................... 644,237 210,005 1,483,005 4,336,100
Capital shares sold .................................... 364,780 149,525 264,035 2,613,167
Prepaid expenses .......................................
35,676 26,790 29,124 95,398
Total Assets 693,647,716 201,075,060 320,696,840 3,952,484,057
LIABILITIES:
Due to custodian ........................................ 106 — — 264
Variation margin on futures contracts ......................... 426,461 59,684 50,124 1,716,403
Payables: – – – –
Securities purchased ................................... — — 563,741 —
Accrued investment advisory fees ......................... 143,647 61,505 87,847 860,854
Accrued distribution fees—Class N ........................ 11,595 983 7,469 65,096
Capital shares redeemed ............................... 606,776 251,120 226,267 5,100,390
Other accrued expenses and liabilities ........................
170,625 95,992 135,928 735,315
Total Liabilities 1,359,210 469,284 1,071,376 8,478,322
Net Assets $ 692,288,506 $ 200,605,776 $ 319,625,464 $ 3,944,005,735
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 410,941,653 $ 178,754,744 $ 292,493,149 $ 2,420,950,318
Total distributable earnings (loss) ...........................
281,346,853 21,851,032 27,132,315 1,523,055,417
Net Assets $ 692,288,506 $ 200,605,776 $ 319,625,464 $ 3,944,005,735
NET ASSETS:
Class I ............................................... $ 412,573,513 $ 152,563,014 $ 158,014,178 $ 2,734,494,869
Class N ............................................... 52,860,143 4,488,073 33,995,648 296,465,864
Class R6 .............................................. 226,854,850 43,554,689 127,615,638 913,045,002
SHARES OUTSTANDING: – – – –
Class I ............................................... 21,627,910 9,607,947 11,583,846 109,433,399
Class N ............................................... 2,771,259 282,926 2,495,431 11,904,275
Class R6 .............................................. 11,942,542 2,754,503 9,368,955 36,571,253
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.08 $ 15.88 $ 13.64 $ 24.99
Class N ............................................... $ 19.07 $ 15.86 $ 13.62 $ 24.90
Class R6 .............................................. $ 19.00 $ 15.81 $ 13.62 $ 24.97
‡
Cash denominated in foreign currencies, at cost ............... $ 413 $ — $ 1,539,751 $ —

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........................... $ 244,379,684 $ 275,702,382 $ 28,457,989
Investments in securities of unaffiliated issuers, at value .......................... $ 233,503,684 $ 266,880,604 $ 25,141,725
Cash ................................................................. 146,164 58,200 3,706
Cash denominated in foreign currencies
‡
...................................... 979,597 807,022 111,183
Unrealized appreciation on forward foreign currency exchange contracts .............. — 9,953,681 520,342
Unrealized appreciation on OTC swaps ....................................... — 1,188,326 143,954
Due from broker ........................................................ — — 110,549
Deposits with brokers for futures contracts ..................................... 473,175 9,568,817 681,821
Variation margin on futures contracts ......................................... — 3,485 —
Receivables:
Securities sold ....................................................... 3,866 149,868 580
Foreign tax reclaims ................................................... 384,807 281,403 534,679
Dividends ........................................................... 681,284 609,794 142,659
Capital shares sold .................................................... 300,128 30,800 238
Due from Investment Adviser ............................................. — — 2,580
Prepaid expenses .......................................................
44,817 20,110 11,359
Total Assets 236,517,522 289,552,110 27,405,375
LIABILITIES:
Due to broker .......................................................... — 800,558 —
Unrealized depreciation on forward foreign currency exchange contracts .............. — 12,409,481 1,021,943
Unrealized depreciation on OTC swaps ....................................... — 470,604 148,693
Variation margin on futures contracts ......................................... 36,059 684,092 94,013
Payables: – – –
Securities purchased ................................................... 175,621 98,102 341
IRS compliance fee and related expenses ................................... — — 158,000
Accrued investment advisory fees ......................................... 57,291 141,406 —
Accrued distribution fees—Class N ........................................ 1,308 1,288 84
Capital shares redeemed ............................................... 1,057,899 2,070,285 2,941
Other accrued expenses and liabilities ........................................
106,722 117,266 96,264
Total Liabilities 1,434,900 16,793,082 1,522,279
Net Assets $ 235,082,622 $ 272,759,028 $ 25,883,096
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) .......... $ 255,484,877 $ 274,796,041 $ 36,929,473
Total distributable earnings (loss) ...........................................
(20,402,255) (2,037,013) (11,046,377)
Net Assets $ 235,082,622 $ 272,759,028 $ 25,883,096
NET ASSETS:
Class I ............................................................... $ 99,478,284 $ 6,796,415 $ 18,985,193
Class N ............................................................... 6,026,368 5,810,789 365,398
Class R6 .............................................................. 129,577,970 260,151,824 6,532,505
SHARES OUTSTANDING: – – –
Class I ............................................................... 8,699,248 874,571 2,507,960
Class N ............................................................... 508,905 758,506 46,963
Class R6 .............................................................. 11,334,719 33,234,891 800,416
NET ASSET VALUE: – – –
Class I ............................................................... $ 11.44 $ 7.77 $ 7.57
Class N ............................................................... $ 11.84 $ 7.66 $ 7.78
Class R6 .............................................................. $ 11.43 $ 7.83 $ 8.16
‡
Cash denominated in foreign currencies, at cost ............................... $ 982,126 $ 803,793 $ 110,552

Statements of Operations

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
INVESTMENT INCOME:
Dividend income
†
....................................... $ 20,160,565 $ 1,676,545 $ 16,445,817 $ 24,996,476
Securities lending income, net .............................. 6,219 11,990 2,390 34,301
Non-cash dividend income from non-affiliates .................. — — 961,973 —
Total Income 20,166,784 1,688,535 17,410,180 25,030,777
EXPENSES:
Investment advisory fees .................................. 2,955,767 536,688 1,883,228 3,106,345
Custody fees ........................................... 40,438 25,267 76,902 317,491
Administration & accounting fees ............................ 246,558 24,769 98,346 120,363
Legal fees ............................................. 65,238 5,756 27,326 39,057
Audit & tax fees ......................................... 62,991 61,252 77,968 101,664
Shareholder reporting fees ................................ 63,530 22,296 51,389 55,412
Transfer agent fees ...................................... 298,714 92,041 107,268 88,265
Trustee fees ........................................... 72,909 8,142 29,675 35,697
Distribution fees—Class N ................................. 19,683 18,155 7,761 6,961
Interest expense ........................................ 72,901 6,833 26,064 31,686
Recoupment of waiver and/or reimbursement .................. — — 336 —
Registration fees ........................................ 70,888 54,788 63,461 56,362
Other expenses ........................................ 41,613 3,846 119,621 52,479
Total Expenses 4,011,230 859,833 2,569,345 4,011,782
Less expense reimbursements ............................. (107,771) (167,450) (296,625) (454,481)
Net Expenses 3,903,459 692,383 2,272,720 3,557,301
Net Investment Income (Loss) 16,263,325 996,152 15,137,460 21,473,476
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $—, $—, $— and
$456,636) ........................................ 103,535,058 1,242,903 (44,244) (11,852,589)
Settlement of foreign currency and foreign currency transactions .. — — (295,419) (676,462)
Expiration or closing of futures contracts .................... (5,527,146) (1,017,749) (4,366,251) (5,706,639)
Net realized gain (loss) 98,007,912 225,154 (4,705,914) (18,235,690)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $—, $—, $— and
$(1,304,321)) ...................................... (248,683,289) (26,168,732) (124,756,058) (179,165,589)
Foreign currency and foreign currency transactions ............ — — (146,186) (159,373)
Futures contracts ..................................... (2,578,344) (373,453) (669,389) (1,184,938)
Net change in unrealized appreciation (depreciation) (251,261,633) (26,542,185) (125,571,633) (180,509,900)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (153,253,721) (26,317,031) (130,277,547) (198,745,590)
Net increase (decrease) in net assets resulting from operations $ (136,990,396) $ (25,320,879) $ (115,140,087) $ (177,272,114)
________________
†
Net of foreign taxes withheld of ............................ $ 24,318 $ 1,120 $ 1,515,864 $ 3,263,951

Statements of Operations

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
INVESTMENT INCOME:
Dividend income
†
....................................... $ 12,585,394 $ 2,813,377 $ 13,514,339 $ 83,125,546
Securities lending income, net .............................. 6,643 150,653 3,289 10,634
Total Income 12,592,037 2,964,030 13,517,628 83,136,180
EXPENSES:
Investment advisory fees .................................. 2,421,745 1,092,050 1,896,032 12,437,158
Custody fees ........................................... 37,205 29,025 76,904 137,001
Administration & accounting fees ............................ 201,435 50,565 98,762 1,037,487
Legal fees ............................................. 56,072 15,598 27,551 266,557
Audit & tax fees ......................................... 58,621 57,481 78,910 62,273
Shareholder reporting fees ................................ 54,568 38,707 51,133 271,463
Transfer agent fees ...................................... 721,141 212,380 326,479 3,014,484
Trustee fees ........................................... 58,416 15,549 29,189 302,828
Distribution fees—Class N ................................. 144,024 13,494 99,331 947,141
Interest expense ........................................ 88,403 14,692 41,565 283,525
Recoupment of waiver and/or reimbursement .................. — — — 35,444
Registration fees ........................................ 69,017 61,056 63,117 138,178
Other expenses ........................................ 36,229 8,571 132,829 185,596
Total Expenses 3,946,876 1,609,168 2,921,802 19,119,135
Less expense reimbursements ............................. (119,886) (174,925) (248,702) (36,545)
Net Expenses 3,826,990 1,434,243 2,673,100 19,082,590
Net Investment Income (Loss) 8,765,047 1,529,787 10,844,528 64,053,590
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 78,487,572 (815,281) 5,038,937 423,343,380
Settlement of foreign currency and foreign currency transactions .. 20,000 — 15,561 —
Expiration or closing of futures contracts .................... (1,405,648) (2,077,959) (4,593,951) (31,986,362)
Net realized gain (loss) 77,101,924 (2,893,240) 460,547 391,357,018
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (212,996,039) (58,866,775) (133,478,906) (1,034,485,402)
Foreign currency and foreign currency transactions ............ (60) — (155,470) —
Futures contracts ..................................... (1,588,822) (677,420) (397,599) (6,948,575)
Net change in unrealized appreciation (depreciation) (214,584,921) (59,544,195) (134,031,975) (1,041,433,977)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (137,482,997) (62,437,435) (133,571,428) (650,076,959)
Net increase (decrease) in net assets resulting from operations $ (128,717,950) $ (60,907,648) $ (122,726,900) $ (586,023,369)
________________
†
Net of foreign taxes withheld of ............................ $ 13,624 $ 1,534 $ 1,639,632 $ 4,678

Statements of Operations

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
INVESTMENT INCOME:
Dividend income
†
....................................................... $ 7,607,855 $ 7,850,545 $ 1,661,793
Securities lending income, net .............................................. 4,744 465 339
European Union tax reclaims ............................................... — — 347,11 8
Non-cash dividend income from non-affiliates .................................. — — 129,372
Total Income 7,612,599 7,851,010 2,138,62 2
EXPENSES:
Investment advisory fees .................................................. 1,066,229 1,976,808 388,340
Custody fees ........................................................... 50,972 54,240 51,666
Administration & accounting fees ............................................ 55,736 68,819 12,352
Legal fees ............................................................. 14,505 11,965 1,959
Audit & tax fees ......................................................... 67,091 86,391 84,906
Shareholder reporting fees ................................................ 24,616 18,669 19,169
Transfer agent fees ...................................................... 140,761 45,165 54,302
Trustee fees ........................................................... 17,154 21,164 4,645
Distribution fees—Class N ................................................. 18,702 18,259 1,283
Interest expense ........................................................ 14,768 19,155 8,450
Interfund lending expense ................................................. — — 873
Recoupment of waiver and/or reimbursement .................................. — 5,699 3,026
Registration fees ........................................................ 62,811 54,908 54,431
IRS compliance fee and related expenses ..................................... — — 158,000
European Union tax reclaim fees ............................................ — — 128,388
Other expenses ........................................................ 76,759 44,060 10,07 1
Total Expenses 1,610,104 2,425,302 981,86 1
Less expense reimbursements ............................................. (258,049) (60,174) (242,372)
Net Expenses 1,352,055 2,365,128 739,4 89
Net Investment Income (Loss) 6,260,544 5,485,882 1,399,13 3
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION): – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...................... (3,728,056) 20,311,156 4,431,23 1
Settlement of foreign currency and foreign currency transactions .................. (123,382) 25,389 123,86 2
Settlement of forward foreign currency exchange contracts ...................... — (8,537,101) (1,924,314)
Expiration or closing of futures contracts .................................... (2,668,799) (616,034) (988,303)
Expiration or closing of swap contracts ..................................... — (594,480) 384,118
Net realized gain (loss) (6,520,237) 10,588,930 2,026,59 4
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................................. (63,639,914) (68,173,021) (14,906,288)
Foreign currency and foreign currency transactions ............................ (48,305) 25,162 (86,571)
Forward foreign currency exchange contracts ................................ — (2,074,212) (711,485)
Futures contracts ..................................................... (450,819) (1,346,273) 258,418
Swap contracts ....................................................... — 1,094,418 21,413
Net change in unrealized appreciation (depreciation) (64,139,038) (70,473,926) (15,424,513)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (70,659,275) (59,884,996) (13,397,91 9 )
Net increase (decrease) in net assets resulting from operations $ (64,398,731) $ (54,399,114) $ (11,998,786)
________________
†
Net of foreign taxes withheld of ............................................ $ 760,189 $ 456,272 $ 194,252

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 16,263,325 $ 15,604,677 $ 996,152 $ 711,356
Net realized gain (loss) ............................. 98,007,912 164,091,104 225,154 49,788,934
Net change in unrealized appreciation (depreciation) ....... (251,261,633) 160,918,819 (26,542,185) 7,748,205
Net increase (decrease) in net assets resulting from
operations (136,990,396) 340,614,600 (25,320,879) 58,248,495
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (33,351,169) (20,406,150) (4,130,148) (834,038)
Class N ......................................... (998,917) (977,346) (472,066) (105,567)
Class R6 ........................................ (117,130,299) (84,221,823) (3,339,479) (1,134,309)
Total distributions (151,480,385) (105,605,319) (7,941,693) (2,073,914)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 38,810,073 38,512,425 19,274,870 12,193,955
Issued in reorganization (Note 2) ...................... — 91,755,938 — 18,721,330
Reinvestment of distributions ......................... 31,067,108 18,768,314 4,130,148 832,673
Cost of shares redeemed ........................... (83,944,878) (131,560,263) (12,980,847) (20,700,020)
Net increase (decrease) from capital transactions (14,067,697) 17,476,414 10,424,171 11,047,938
CLASS N — — — —
Proceeds from shares sold .......................... 1,461,580 2,425,945 1,350,549 1,319,667
Issued in reorganization (Note 2) ...................... — 2,638,888 — 4,711,660
Reinvestment of distributions ......................... 971,730 974,523 470,995 104,211
Cost of shares redeemed ........................... (3,933,079) (10,226,973) (3,018,937) (5,753,012)
Net increase (decrease) from capital transactions (1,499,769) (4,187,617) (1,197,393) 382,526
CLASS R6 — — — —
Proceeds from shares sold .......................... 110,278,746 135,009,131 2,930,308 2,799,317
Issued in reorganization (Note 2) ...................... — 219,637,808 — 3,460,988
Reinvestment of distributions ......................... 115,036,522 83,717,640 3,296,524 1,067,293
Cost of shares redeemed ........................... (289,268,970) (479,568,452) (10,643,727) (202,360,598)
Net increase (decrease) from capital transactions (63,953,702) (41,203,873) (4,416,895) (195,033,000)
Net increase (decrease) in net assets resulting from capital transactions (79,521,168) (27,915,076) 4,809,883 (183,602,536)
Total increase (decrease) in net assets (367,991,949) 207,094,205 (28,452,689) (127,427,955)
NET ASSETS:
Beginning of period ................................ 1,300,276,054 1,093,181,849 130,559,518 257,987,473
End of period ................................... $ 932,284,105 $ 1,300,276,054 $ 102,106,829 $ 130,559,518
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 13,594,164 12,397,274 3,689,600 3,161,294
Shares sold ..................................... 2,093,616 1,954,097 1,225,107 727,423
Shares issued in reorganization (Note 2) ................ — 4,921,526 — 983,402
Shares issued on reinvestment of distributions ........... 1,547,938 1,056,180 226,310 53,429
Shares redeemed ................................. (4,358,224) (6,734,913) (777,757) (1,235,948)
Shares outstanding, end of period 12,877,494 13,594,164 4,363,260 3,689,600
CLASS N
Shares outstanding, beginning of period ................ 416,504 602,833 443,339 440,172
Shares sold ..................................... 72,439 124,349 78,135 75,058
Shares issued in reorganization (Note 2) ................ — 140,591 — 247,991
Shares issued on reinvestment of distributions ........... 47,987 54,443 25,836 6,692
Shares redeemed ................................. (205,024) (505,712) (184,102) (326,574)
Shares outstanding, end of period 331,906 416,504 363,208 443,339
CLASS R6
Shares outstanding, beginning of period ................ 48,411,191 49,015,867 2,966,042 17,263,343
Shares sold ..................................... 5,818,565 7,074,389 182,106 180,312
Shares issued in reorganization (Note 2) ................ — 11,795,167 — 181,631
Shares issued on reinvestment of distributions ........... 5,740,345 4,719,145 180,434 68,492
Shares redeemed ................................. (14,885,032) (24,193,377) (633,582) (14,727,736)
Shares outstanding, end of period 45,085,069 48,411,191 2,695,000 2,966,042

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 15,137,460 $ 11,707,545 $ 21,473,476 $ 13,375,394
Net realized gain (loss) ............................. (4,705,914) 19,332,609 (18,235,690) 8,815,301
Net change in unrealized appreciation (depreciation) ....... (125,571,633) 41,570,668 (180,509,900) 24,964,305
Net increase (decrease) in net assets resulting from
operations (115,140,087) 72,610,822 (177,272,114) 47,155,000
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,258,789) (941,639) (1,303,522) (268,251)
Class N ......................................... (107,632) (73,097) (79,037) (13,670)
Class R6 ........................................ (12,740,223) (3,966,559) (14,256,350) (6,077,241)
Total distributions (15,106,644) (4,981,295) (15,638,909) (6,359,162)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 23,571,005 19,134,903 26,911,610 15,122,529
Issued in reorganization (Note 2) ...................... — 21,564,516 — 45,381,580
Reinvestment of distributions ......................... 2,257,515 939,906 1,303,522 268,251
Cost of shares redeemed ........................... (23,327,130) (22,220,170) (30,542,211) (14,438,032)
Net increase (decrease) from capital transactions 2,501,390 19,419,155 (2,327,079) 46,334,328
CLASS N — — — —
Proceeds from shares sold .......................... 502,788 605,767 1,568,170 431,443
Issued in reorganization (Note 2) ...................... — 1,430,851 — 3,778,398
Reinvestment of distributions ......................... 106,459 72,458 79,037 13,670
Cost of shares redeemed ........................... (3,055,237) (3,156,898) (3,976,785) (1,191,148)
Net increase (decrease) from capital transactions (2,445,990) (1,047,822) (2,329,578) 3,032,363
CLASS R6 — — — —
Proceeds from shares sold .......................... 53,599,434 34,485,809 78,703,320 48,563,950
Issued in reorganization (Note 2) ...................... — 189,245,491 — 204,896,221
Reinvestment of distributions ......................... 12,370,783 3,916,431 14,070,492 5,980,271
Cost of shares redeemed ........................... (65,112,784) (55,398,505) (93,836,652) (47,892,850)
Net increase (decrease) from capital transactions 857,433 172,249,226 (1,062,840) 211,547,592
Net increase (decrease) in net assets resulting from capital transactions 912,833 190,620,559 (5,719,497) 260,914,283
Total increase (decrease) in net assets (129,333,898) 258,250,086 (198,630,520) 301,710,121
NET ASSETS:
Beginning of period ................................ 504,023,828 245,773,742 643,278,651 341,568,530
End of period ................................... $ 374,689,930 $ 504,023,828 $ 444,648,131 $ 643,278,651
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,225,267 4,646,854 5,460,518 1,823,270
Shares sold ..................................... 1,918,101 1,523,503 2,444,363 1,210,655
Shares issued in reorganization (Note 2) ................ — 1,734,332 — 3,558,865
Shares issued on reinvestment of distributions ........... 173,388 79,721 109,264 22,947
Shares redeemed ................................. (1,904,972) (1,759,143) (2,738,355) (1,155,219)
Shares outstanding, end of period 6,411,784 6,225,267 5,275,790 5,460,518
CLASS N
Shares outstanding, beginning of period ................ 319,890 389,023 317,900 81,779
Shares sold ..................................... 38,750 47,365 156,717 34,177
Shares issued in reorganization (Note 2) ................ — 115,272 — 295,342
Shares issued on reinvestment of distributions ........... 8,183 6,151 6,603 1,165
Shares redeemed ................................. (256,195) (237,921) (381,763) (94,563)
Shares outstanding, end of period 110,628 319,890 99,457 317,900
CLASS R6
Shares outstanding, beginning of period ................ 31,912,193 17,983,584 46,939,594 30,383,517
Shares sold ..................................... 4,538,537 2,729,631 7,575,358 3,803,849
Shares issued in reorganization (Note 2) ................ — 15,248,944 — 16,069,284
Shares issued on reinvestment of distributions ........... 952,331 332,747 1,180,410 511,572
Shares redeemed ................................. (5,374,385) (4,382,713) (8,715,602) (3,828,628)
Shares outstanding, end of period 32,028,676 31,912,193 46,979,760 46,939,594

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 8,765,047 $ 4,131,059 $ 1,529,787 $ 50,128
Net realized gain (loss) ............................. 77,101,924 194,430,630 (2,893,240) 63,515,862
Net change in unrealized appreciation (depreciation) ....... (214,584,921) 48,088,573 (59,544,195) 12,349,908
Net increase (decrease) in net assets resulting from
operations (128,717,950) 246,650,262 (60,907,648) 75,915,898
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (120,461,315) (91,796,791) (41,786,280) (10,072,275)
Class N ......................................... (9,150,793) (7,669,340) (1,374,605) (266,221)
Class R6 ........................................ (48,116,565) (22,346,322) (11,928,673) (3,705,630)
Total distributions (177,728,673) (121,812,453) (55,089,558) (14,044,126)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 80,278,404 91,508,816 38,358,439 22,484,037
Issued in reorganization (Note 2) ...................... — 156,869,586 — 54,888,450
Reinvestment of distributions ......................... 120,338,699 91,699,560 41,484,288 10,061,786
Cost of shares redeemed ........................... (387,079,891) (249,384,346) (49,068,968) (82,966,538)
Net increase (decrease) from capital transactions (186,462,788) 90,693,616 30,773,759 4,467,735
CLASS N — — — —
Proceeds from shares sold .......................... 14,526,890 9,064,424 1,906,659 825,407
Issued in reorganization (Note 2) ...................... — 6,361,522 — 3,793,173
Reinvestment of distributions ......................... 9,150,791 7,669,310 1,374,605 266,221
Cost of shares redeemed ........................... (9,936,426) (17,549,529) (1,952,231) (3,706,845)
Net increase (decrease) from capital transactions 13,741,255 5,545,727 1,329,033 1,177,956
CLASS R6 — — — —
Proceeds from shares sold .......................... 30,267,233 71,143,856 10,515,174 17,333,896
Issued in reorganization (Note 2) ...................... — 117,196,343 — 5,853,310
Reinvestment of distributions ......................... 47,940,969 22,131,319 11,928,521 3,641,462
Cost of shares redeemed ........................... (67,444,112) (50,179,894) (15,556,592) (23,533,340)
Net increase (decrease) from capital transactions 10,764,090 160,291,624 6,887,103 3,295,328
Net increase (decrease) in net assets resulting from capital transactions (161,957,443) 256,530,967 38,989,895 8,941,019
Total increase (decrease) in net assets (468,404,066) 381,368,776 (77,007,311) 70,812,791
NET ASSETS:
Beginning of period ................................ 1,160,692,572 779,323,796 277,613,087 206,800,296
End of period ................................... $ 692,288,506 $ 1,160,692,572 $ 200,605,776 $ 277,613,087
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 29,516,085 25,183,797 8,105,017 8,249,096
Shares sold ..................................... 3,501,464 3,633,447 2,017,054 876,631
Shares issued in reorganization (Note 2) ................ — 6,723,107 — 2,003,046
Shares issued on reinvestment of distributions ........... 4,819,331 3,883,287 1,954,962 418,962
Shares redeemed ................................. (16,208,970) (9,907,553) (2,469,086) (3,442,718)
Shares outstanding, end of period 21,627,910 29,516,085 9,607,947 8,105,017
CLASS N
Shares outstanding, beginning of period ................ 2,168,791 1,912,932 228,039 193,339
Shares sold ..................................... 649,853 352,417 85,420 32,331
Shares issued in reorganization (Note 2) ................ — 272,334 — 138,366
Shares issued on reinvestment of distributions ........... 365,885 324,298 64,718 11,068
Shares redeemed ................................. (413,270) (693,190) (95,251) (147,065)
Shares outstanding, end of period 2,771,259 2,168,791 282,926 228,039
CLASS R6
Shares outstanding, beginning of period ................ 11,466,385 4,765,416 2,380,310 2,187,452
Shares sold ..................................... 1,336,170 2,708,275 539,481 768,388
Shares issued in reorganization (Note 2) ................ — 5,043,566 — 214,425
Shares issued on reinvestment of distributions ........... 1,929,991 939,906 564,797 152,326
Shares redeemed ................................. (2,790,004) (1,990,778) (730,085) (942,281)
Shares outstanding, end of period 11,942,542 11,466,385 2,754,503 2,380,310

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 10,844,528 $ 8,281,164 $ 64,053,590 $ 67,843,199
Net realized gain (loss) ............................. 460,547 34,551,724 391,357,018 185,937,334
Net change in unrealized appreciation (depreciation) ....... (134,031,975) 43,714,860 (1,041,433,977) 875,139,852
Net increase (decrease) in net assets resulting from
operations (122,726,900) 86,547,748 (586,023,369) 1,128,920,385
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (7,146,673) (2,925,291) (100,392,574) (55,799,506)
Class N ......................................... (722,658) (631,114) (9,987,482) (5,034,562)
Class R6 ........................................ (4,644,731) (1,660,841) (36,529,186) (21,166,797)
Total distributions (12,514,062) (5,217,246) (146,909,242) (82,000,865)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 35,705,614 43,595,217 527,992,987 959,422,458
Issued in reorganization (Note 2) ...................... — 66,687,281 — —
Reinvestment of distributions ......................... 7,110,033 2,897,383 98,434,127 54,849,296
Cost of shares redeemed ........................... (145,425,924) (83,581,267) (1,279,179,728) (2,074,105,707)
Net increase (decrease) from capital transactions (102,610,277) 29,598,614 (652,752,614) (1,059,833,953)
CLASS N — — — —
Proceeds from shares sold .......................... 11,569,146 7,166,402 78,384,275 56,132,285
Issued in reorganization (Note 2) ...................... — 3,203,657 — —
Reinvestment of distributions ......................... 719,000 631,098 9,949,249 5,030,510
Cost of shares redeemed ........................... (35,262,344) (13,816,803) (168,863,953) (172,640,993)
Net increase (decrease) from capital transactions (22,974,198) (2,815,646) (80,530,429) (111,478,198)
CLASS R6 — — — —
Proceeds from shares sold .......................... 19,981,308 48,690,693 234,569,987 390,159,729
Issued in reorganization (Note 2) ...................... — 56,530,409 — —
Reinvestment of distributions ......................... 4,624,597 1,656,212 35,611,441 21,040,427
Cost of shares redeemed ........................... (45,359,953) (45,133,714) (539,892,552) (695,891,947)
Net increase (decrease) from capital transactions (20,754,048) 61,743,600 (269,711,124) (284,691,791)
Net increase (decrease) in net assets resulting from capital transactions (146,338,523) 88,526,568 (1,002,994,167) (1,456,003,942)
Total increase (decrease) in net assets (281,579,485) 169,857,070 (1,735,926,778) (409,084,422)
NET ASSETS:
Beginning of period ................................ 601,204,949 431,347,879 5,679,932,513 6,089,016,935
End of period ................................... $ 319,625,464 $ 601,204,949 $ 3,944,005,735 $ 5,679,932,513
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 17,386,714 15,819,338 131,882,887 170,746,021
Shares sold ..................................... 1,992,297 2,365,993 18,146,906 34,876,376
Shares issued in reorganization (Note 2) ................ — 3,686,702 — —
Shares issued on reinvestment of distributions ........... 364,244 164,793 3,123,901 2,092,686
Shares redeemed ................................. (8,159,409) (4,650,112) (43,720,295) (75,832,196)
Shares outstanding, end of period 11,583,846 17,386,714 109,433,399 131,882,887
CLASS N
Shares outstanding, beginning of period ................ 3,584,618 3,737,181 14,651,144 18,663,666
Shares sold ..................................... 694,548 387,168 2,846,256 2,060,270
Shares issued in reorganization (Note 2) ................ — 177,475 — —
Shares issued on reinvestment of distributions ........... 36,815 35,956 316,150 192,151
Shares redeemed ................................. (1,820,550) (753,162) (5,909,275) (6,264,943)
Shares outstanding, end of period 2,495,431 3,584,618 11,904,275 14,651,144
CLASS R6
Shares outstanding, beginning of period ................ 10,513,011 7,111,272 45,467,132 55,378,100
Shares sold ..................................... 1,166,085 2,626,098 8,050,342 14,293,606
Shares issued in reorganization (Note 2) ................ — 3,131,428 — —
Shares issued on reinvestment of distributions ........... 237,402 94,413 1,131,600 803,990
Shares redeemed ................................. (2,547,543) (2,450,200) (18,077,821) (25,008,564)
Shares outstanding, end of period 9,368,955 10,513,011 36,571,253 45,467,132

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 6,260,544 $ 5,157,434 $ 5,485,882 $ 4,767,261
Net realized gain (loss) ............................. (6,520,237) 2,744,552 10,588,930 59,394,860
Net change in unrealized appreciation (depreciation) ....... (64,139,038) 26,560,137 (70,473,926) 6,282,301
Net increase (decrease) in net assets resulting from
operations (64,398,731) 34,462,123 (54,399,114) 70,444,422
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,998,211) (2,438,608) (1,831,658) (187,131)
Class N ......................................... (173,359) (142,507) (899,735) (64,019)
Class R6 ........................................ (3,977,204) (1,397,870) (36,526,098) (4,226,634)
Total distributions (7,148,774) (3,978,985) (39,257,491) (4,477,784)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 48,125,580 24,505,392 757,839 702,116
Reinvestment of distributions ......................... 2,991,989 2,433,745 1,830,546 187,131
Cost of shares redeemed ........................... (39,614,555) (59,530,294) (8,028,707) (3,715,845)
Net increase (decrease) from capital transactions 11,503,014 (32,591,157) (5,440,322) (2,826,598)
CLASS N — — — —
Proceeds from shares sold .......................... 455,082 1,789,081 1,158,887 2,324,119
Reinvestment of distributions ......................... 173,332 142,507 899,735 64,019
Cost of shares redeemed ........................... (1,851,287) (3,654,713) (1,896,797) (971,910)
Net increase (decrease) from capital transactions (1,222,873) (1,723,125) 161,825 1,416,228
CLASS R6 — — — —
Proceeds from shares sold .......................... 81,671,083 82,961,179 54,513,048 31,631,055
Reinvestment of distributions ......................... 3,459,795 1,391,743 36,502,590 4,224,178
Cost of shares redeemed ........................... (59,830,077) (16,016,301) (49,615,927) (81,200,705)
Net increase (decrease) from capital transactions 25,300,801 68,336,621 41,399,711 (45,345,472)
Net increase (decrease) in net assets resulting from capital transactions 35,580,942 34,022,339 36,121,214 (46,755,842)
Total increase (decrease) in net assets (35,966,563) 64,505,477 (57,535,391) 19,210,796
NET ASSETS:
Beginning of period ................................ 271,049,185 206,543,708 330,294,419 311,083,623
End of period ................................... $ 235,082,622 $ 271,049,185 $ 272,759,028 $ 330,294,419
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,810,200 9,957,462 1,555,962 1,844,523
Shares sold ..................................... 3,579,297 1,672,341 84,701 68,892
Shares issued on reinvestment of distributions ........... 198,408 172,240 185,091 20,035
Shares redeemed ................................. (2,888,657) (3,991,843) (951,183) (377,488)
Shares outstanding, end of period 8,699,248 7,810,200 874,571 1,555,962
CLASS N
Shares outstanding, beginning of period ................ 585,280 700,109 746,740 601,865
Shares sold ..................................... 32,108 119,665 126,229 236,669
Shares issued on reinvestment of distributions ........... 11,076 9,734 92,092 6,921
Shares redeemed ................................. (119,559) (244,228) (206,555) (98,715)
Shares outstanding, end of period 508,905 585,280 758,506 746,740
CLASS R6
Shares outstanding, beginning of period ................ 9,556,811 4,986,241 29,121,791 33,446,503
Shares sold ..................................... 6,121,321 5,551,380 5,621,568 3,135,104
Shares issued on reinvestment of distributions ........... 229,582 98,565 3,664,919 449,381
Shares redeemed ................................. (4,572,995) (1,079,375) (5,173,387) (7,909,197)
Shares outstanding, end of period 11,334,719 9,556,811 33,234,891 29,121,791

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) .......................................................... $ 1,399,13 3 $ 2,695,777
Net realized gain (loss) ............................................................... 2,026,59 4 20,838,792
Net change in unrealized appreciation (depreciation) ......................................... (15,424,513) (1,310,570)
Net increase (decrease) in net assets resulting from operations (11,998,786) 22,223,999
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (2,653,296) (2,053,796)
Class N ........................................................................... (28,361) (161,344)
Class R6 .......................................................................... (1,774,228) (1,481,353)
Total distributions (4,455,885) (3,696,493)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 2,550,466 3,795,314
Reinvestment of distributions ........................................................... 1,964,458 1,625,870
Cost of shares redeemed ............................................................. (31,897,015) (27,894,946)
Net increase (decrease) from capital transactions (27,382,091) (22,473,762)
CLASS N — —
Proceeds from shares sold ............................................................ 18,472 22,257
Reinvestment of distributions ........................................................... 28,313 20,855
Cost of shares redeemed ............................................................. (160,512) (5,553,837)
Net increase (decrease) from capital transactions (113,727) (5,510,725)
CLASS R6 — —
Proceeds from shares sold ............................................................ 3,013,022 13,083,415
Reinvestment of distributions ........................................................... 1,770,341 1,476,693
Cost of shares redeemed ............................................................. (40,419,568) (12,657,910)
Net increase (decrease) from capital transactions (35,636,205) 1,902,198
Net increase (decrease) in net assets resulting from capital transactions (63,132,023) (26,082,289)
Total increase (decrease) in net assets (79,586,694) (7,554,783)
NET ASSETS:
Beginning of period .................................................................. 105,469,790 113,024,573
End of period ..................................................................... $ 25,883,096 $ 105,469,790
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
AQR INTERNATIONAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 5,255,403 7,366,557
Shares sold ....................................................................... 261,917 356,904
Shares issued on reinvestment of distributions ............................................. 190,354 162,414
Shares redeemed ................................................................... (3,199,714) (2,630,472)
Shares outstanding, end of period 2,507,960 5,255,403
CLASS N
Shares outstanding, beginning of period .................................................. 58,215 552,521
Shares sold ....................................................................... 1,871 2,037
Shares issued on reinvestment of distributions ............................................. 2,664 2,028
Shares redeemed ................................................................... (15,787) (498,371)
Shares outstanding, end of period 46,963 58,215
CLASS R6
Shares outstanding, beginning of period .................................................. 4,216,645 4,002,124
Shares sold ....................................................................... 280,379 1,173,240
Shares issued on reinvestment of distributions ............................................. 159,203 137,461
Shares redeemed ................................................................... (3,855,811) (1,096,180)
Shares outstanding, end of period 800,416 4,216,645

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22
6
4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
9
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17
6
4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
9
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2.30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24
6
4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
9
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
10
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
6,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
9
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
10
(3.62) (3.53) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
6,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
9
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
10
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
6,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
9
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41%
7
0.41%
7
0.40%
7
1.13%
6
59%
8
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
9
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66%
7
0.66%
7
0.65%
7
0.87%
6
59%
8
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
9
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31%
7
0.31%
7
0.30%
7
1.23%
6
59%
8
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
9
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
10
65%
$ 18.38 51.47% $ 67,830 0.83%
7
0.72%
7
0.71%
7
0.43%
6,11
60%
8
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
9
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
10
65%
$ 18.32 51.05% $ 8,123 1.08%
7
0.97%
7
0.96%
7
0.16%
6,11
60%
8
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
9
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
10
65%
$ 18.41 51.60% $ 54,607 0.74%
7
0.63%
7
0.62%
7
0.64%
6,11
60%
8
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
9
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34
6
2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28
6
2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37
6
2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
AQR EMERGING MULTI-STYLE II FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
6,11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
9
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
13
(0.59) (0.36) (0.18) — (0.18)
AQR EMERGING MULTI-STYLE II FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
6,11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
9
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
13
(0.59) (0.40) (0.15) — (0.15)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
6,11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
9
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
13
(0.59) (0.35) (0.19) — (0.19)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61%
7
0.56%
7
0.56%
7
2.61%
6
62%
8
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86%
7
0.81%
7
0.81%
7
2.17%
6
62%
8
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51%
7
0.46%
7
0.46%
7
2.89%
6
62%
8
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80%
7
0.72%
7
0.72%
7
2.68%
6,11
61%
8
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
9
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
13
54%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05%
7
0.96%
7
0.96%
7
2.56%
6,11
61%
8
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
9
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
13
54%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71%
7
0.63%
7
0.63%
7
2.44%
6,11
61%
8
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
9
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
13
54%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10
6
6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
9
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04
6
6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
9
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13
6
6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
9
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
10
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
6,14
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
9
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
13
4.58 4.63 (0.06) (2.26) (2.32)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
10
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07)
6
7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
9
(3.83) (3.78) (0.00)
14
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
13,14
4.58 4.58 — (2.26) (2.26)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
10
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03
6
7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
9
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
13
4.58 4.66 (0.09) (2.26) (2.35)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42%
7
0.41%
7
0.40%
7
0.41%
6
102%
8
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
9
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67%
7
0.66%
7
0.65%
7
0.15%
6
102%
8
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
9
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31%
7
0.31%
7
0.30%
7
0.51%
6
102%
8
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
9
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
10
74%
$ 25.93 41.25% $ 210,181 0.67%
7
0.61%
7
0.60%
7
0.00%
6
103%
8
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
9
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
13
73%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
10
74%
$ 25.91 40.98% $ 5,908 0.92%
7
0.86%
7
0.85%
7
(0.28)%
6
103%
8
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
9
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
13
73%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
10
74%
$ 25.85 41.41% $ 61,524 0.57%
7
0.51%
7
0.50%
7
0.11%
6
103%
8
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
9
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
13
73%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29
6
2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23
6
2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31
6
2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31
6
4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24
6
4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33
6
4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60%
7
0.56%
7
0.55%
7
1.54%
6
84%
8
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85%
7
0.81%
7
0.80%
7
1.24%
6
84%
8
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50%
7
0.46%
7
0.45%
7
1.69%
6
84%
8
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37%
7
0.37%
7
0.37%
7
1.13%
6
17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66%
7
0.65%
7
0.65%
7
0.85%
6
17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31%
7
0.30%
7
0.30%
7
1.20%
6
17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
12
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
13
0.10 0.42 (0.29) (0.02) (0.31)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
13
0.14 0.40 (0.25) (0.02) (0.27)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
14
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
13
0.10 0.44 (0.30) (0.02) (0.32)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
13
21%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
13
21%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
13
21%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.72 0.22
15
(2.82) (2.60) (0.55) — (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.25 0.23
17
1.56 1.79 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.50 0.13
18
(0.08) 0.05 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
13
(0.32) (0.10) (0.25) (0.82) (1.07)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.99 0.23
15
(2.94) (2.71) (0.50) — (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.48 0.04
17
1.77 1.81 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.12
18
(0.11) 0.01 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
13
(0.33) (0.12) (0.20) (0.82) (1.02)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 11.50 0.27
15
(3.05) (2.78) (0.56) — (0.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.91 0.28
17
1.64 1.92 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.16 0.16
18
(0.10) 0.06 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
13
(0.35) (0.11) (0.26) (0.82) (1.08)

AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2022
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.57 (25.65)% $ 18,985 1.75%
16
1.36%
16
1.34%
16
2.27%
15
93%
$ 10.72 19.55% $ 56,319 1.00% 0.85% 0.85% 2.18%
17
92%
$ 9.25 0.23% $ 68,121 0.91% 0.86% 0.85% 1.42%
18
84%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
13
87%
$ 7.78 (25.86)% $ 365 2.20%
16
1.79%
16
1.77%
16
2.35%
15
93%
$ 10.99 19.32% $ 640 1.18% 1.10% 1.10% 0.41%
17
92%
$ 9.48 (0.12)% $ 5,238 1.14% 1.11% 1.10% 1.29%
18
84%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
13
87%
$ 8.16 (25.49)% $ 6,533 1.46%
16
1.03%
16
1.01%
16
2.46%
15
93%
$ 11.50 19.63% $ 48,511 0.92% 0.75% 0.75% 2.41%
17
92%
$ 9.91 0.34% $ 39,666 0.82% 0.76% 0.75% 1.68%
18
84%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
13
87%

Financial Highlights
AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0 .23
1 .13%
AQR Large Cap Multi-Style Fund – Class N .......................................
0 .17
0 .87
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0 .24
1 .23
AQR Small Cap Multi-Style Fund – Class I .......................................
0 .06
0 .36
AQR Small Cap Multi-Style Fund – Class N .......................................
0 .02
0 .09
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0 .09
0 .56
AQR International Multi-Style Fund – Class I ......................................
0 .34
2 .61
AQR International Multi-Style Fund – Class N .....................................
0 .28
2 .17
AQR International Multi-Style Fund – Class R6 ....................................
0 .37
2 .89
AQR Emerging Multi-Style II Fund – Class I .......................................
0 .34
2 .69
AQR Emerging Multi-Style II Fund – Class N ......................................
0 .33
2 .56
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0 .31
2 .45
AQR Large Cap Momentum Style Fund – Class I ..................................
0 .11
0 .41
AQR Large Cap Momentum Style Fund – Class N ..................................
0 .04
0 .16
AQR Large Cap Momentum Style Fund – Class R6 .................................
0 .13
0 .51
AQR Small Cap Momentum Style Fund – Class I ...................................
0 .00
0 .00
AQR Small Cap Momentum Style Fund – Class N ..................................
(0 .07)
(0 .27)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0 .03
0 .12
AQR International Momentum Style Fund – Class I .................................
0 .29
1 .55
AQR International Momentum Style Fund – Class N ................................
0 .23
1 .24
AQR International Momentum Style Fund – Class R6 ...............................
0 .31
1 .70
AQR Large Cap Defensive Style Fund – Class I ...................................
0 .31
1 .13
AQR Large Cap Defensive Style Fund – Class N ...................................
0 .24
0 .85
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0 .33
1 .20
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended September 30, 2021, certain Funds incurred expenses related to the Funds’ reorganizations and/or the closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net Investment Income (Loss) Per Share and Net Investment Income (Loss) Ratio would have been:

Financial Highlights
AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
FUND
Expenses, Before
Reimbursements
and/or Waivers
Expenses, Net of
Reimbursements
and/or Waivers
AQR Large Cap Multi-Style Fund – Class I .......................................
0.41%
0.40%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.66
0.65
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.31
0.30
AQR Small Cap Multi-Style Fund – Class I .......................................
0.72
0.61
AQR Small Cap Multi-Style Fund – Class N .......................................
0.97
0.86
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.62
0.51
AQR International Multi-Style Fund – Class I ......................................
0.60
0.55
AQR International Multi-Style Fund – Class N .....................................
0.86
0.80
AQR International Multi-Style Fund – Class R6 ....................................
0.51
0.45
AQR Emerging Multi-Style II Fund – Class I .......................................
0.79
0.71
AQR Emerging Multi-Style II Fund – Class N ......................................
1.04
0.96
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.70
0.62
AQR Large Cap Momentum Style Fund – Class I ..................................
0.41
0.40
AQR Large Cap Momentum Style Fund – Class N ..................................
0.66
0.65
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.31
0.30
AQR Small Cap Momentum Style Fund – Class I ...................................
0.66
0.60
AQR Small Cap Momentum Style Fund – Class N ..................................
0.92
0.85
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.57
0.50
AQR International Momentum Style Fund – Class I .................................
0.60
0.55
AQR International Momentum Style Fund – Class N ................................
0.85
0.80
AQR International Momentum Style Fund – Class R6 ...............................
0.50
0.45
AQR Large Cap Defensive Style Fund – Class I ...................................
0.37
0.37
AQR Large Cap Defensive Style Fund – Class N ...................................
0.65
0.65
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0.31
0.30
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Emerging Multi-Style II Fund – Class I .......................................
0.23
2.28
AQR Emerging Multi-Style II Fund – Class N ......................................
0.14
1.41
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.21
2.09
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
7
For the period ended September 30, 2021, certain Funds incurred expenses related to the Funds' reorganizations and/or the closing agreement with the IRS. Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements
and/or Waivers would have been:
8
Excludes activity related to Funds’ reorganizations.
9
For the period ended September 30, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Financial Highlights
AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.12
0 .67%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.07
0 .41
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.13
0 .77
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0 .38
AQR Small Cap Momentum Style Fund – Class N ..................................
0.02
0 .13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.09
0 .49
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.04
0.27%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.00
0.00
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.07
0.48
AQR Emerging Multi-Style II Fund – Class I .......................................
0.31
2.43
AQR Emerging Multi-Style II Fund – Class N ......................................
0.30
2.31
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.28
2.19
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Emerging Multi-Style II Fund – Class I .......................................
$ 0.22
1.90%
AQR Emerging Multi-Style II Fund – Class N ......................................
0.18
1.52
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.23
1.96
AQR Small Cap Momentum Style Fund – Class I ...................................
0.03
0.12
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.22
2.18%
AQR International Equity Fund – Class N ........................................
0.23
2.32
AQR International Equity Fund – Class R6 .......................................
0.23
2.15
10
For the period ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
11
For the period ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
13
For the period ended September 30, 2018, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
14
Amount is less than $.005 per share.
15
For the period ended September 30, 2022, the AQR International Equity Fund received income and incurred expenses related to European
Union ("EU") tax reclaims, and also incurred expenses related to the closing agreement with the IRS. Without these costs and income, the Net
Investment Income Per Share and Net Investment Income Ratio would have been:

Financial Highlights
AQR Funds | Annual Report | September 2022
The accompanying notes are an integral part of these financial statements.
September 30, 2022
FUND
Expenses, Before
Reimbursements
and/or Waivers
Expenses, Net of
Reimbursements
and/or Waivers
AQR International Equity Fund – Class I .........................................
1.18%
0.87%
AQR International Equity Fund – Class N ........................................
1.45
1.12
AQR International Equity Fund – Class R6 .......................................
1.13
0.77
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.21
2.02%
AQR International Equity Fund – Class N ........................................
0.02
0.25
AQR International Equity Fund – Class R6 .......................................
0.26
2.25
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.12
1.32%
AQR International Equity Fund – Class N ........................................
0.11
1.19
AQR International Equity Fund – Class R6 .......................................
0.15
1.58
16
For the period ended September 30, 2022, the AQR International Equity Fund incurred expenses related to EU tax reclaims and the closing agreement with the IRS. Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements
and/or Waivers would have been:
17
For the period ended September 30, 2021, the AQR International Equity Fund received EU tax reclaims. Had these EU tax reclaims not been received, the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
18
For the period ended September 30, 2020, the AQR International Equity Fund received EU tax reclaims. Had these EU tax reclaims not been received, the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2022, the Trust consists of twenty-
three active series, eleven of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style
Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International
Equity Fund and AQR Emerging Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of AQR Large Cap Defensive
Style Fund and AQR International Defensive Style Fund is to seek total return. Each Fund offers Class I, Class N and Class R6 shares.
2. Reorganization
On March 8 and March 15, 2021, certain Funds (each, an “Acquiring Fund”) acquired all of the net assets of another existing AQR Fund (each, a
“Target Fund”), indicated below, pursuant to the Agreement and Plan of Reorganization approved by the Funds’ Board of Trustees in November 2020.
Each transaction is referred to as a “Reorganization” and the transactions are referred to collectively as the “Reorganizations.” The purpose of the
Reorganizations was to combine two funds with comparable investment objectives in an effort to achieve operating efficiencies and economies of scale.
The securities (and cash) held by the Target Funds were the principal amounts acquired by the Acquiring Funds. As a result of the Reorganizations, the
Acquiring Funds are the legal and accounting survivors.
The Acquiring Fund and Target Fund for each Reorganization are shown in the table below:
ACQUIRING FUNDS TARGET FUNDS REORGANIZATION DATE
AQR Large Cap Multi-Style Fund AQR TM Large Cap Multi-Style Fund March 8, 2021
AQR Small Cap Multi-Style Fund AQR TM Small Cap Multi-Style Fund March 15, 2021
AQR International Multi-Style Fund AQR TM International Multi-Style Fund March 8, 2021
AQR TM Emerging Multi-Style Fund* AQR Emerging Multi-Style Fund March 8, 2021
AQR Large Cap Momentum Style Fund AQR TM Large Cap Momentum Style Fund March 8, 2021
AQR Small Cap Momentum Style Fund AQR TM Small Cap Momentum Style Fund March 15, 2021
AQR International Momentum Style Fund AQR TM International Momentum Style Fund March 15, 2021
* Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” was changed to “AQR Emerging Multi-Style II
Fund.”

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The Reorganizations were accomplished by a tax-free exchange of shares then outstanding of the same share class of the Target Funds at their respective net asset values on March 5 and March 12, 2021, respectively, in the following amounts and at the following conversion ratios:
Distributable amounts of net income and realized gains from the Target Funds were distributed prior to the Reorganizations.
As a result of the Reorganizations, the Acquiring Funds’ net assets were combined with the Target Funds’ net assets, including unrealized appreciation amounts, resulting in the combined net assets post Reorganizations shown in the table below:
ACQUIRING FUND
SHARES PRIOR
TO TARGET FUND
REORGANIZATION
CONVERSION
RATIO
SHARES OF
ACQUIRING
FUND ISSUED IN
REORGANIZATION
AQR Large Cap Multi-Style Fund
Class I ................................................................. 5,525,902 0.890629 4,921,526
Class N ................................................................ 158,844 0.885088 140,591
Class R6 ............................................................... 13,217,657 0.892380 11,795,167
AQR Small Cap Multi-Style Fund
Class I ................................................................. 1,143,630 0.859896 983,402
Class N ................................................................ 288,094 0.860800 247,991
Class R6 ............................................................... 211,107 0.860378 181,631
AQR International Multi-Style Fund
Class I ................................................................. 1,796,579 0.965353 1,734,332
Class N ................................................................ 119,349 0.965842 115,272
Class R6 ............................................................... 15,749,851 0.968196 15,248,944
AQR Emerging Multi-Style II Fund
Class I ................................................................. 3,756,878 0.947293 3,558,865
Class N ................................................................ 312,280 0.945761 295,342
Class R6 ............................................................... 16,944,635 0.948341 16,069,284
AQR Large Cap Momentum Style Fund
Class I ................................................................. 5,216,293 1.288867 6,723,107
Class N ................................................................ 212,216 1.283283 272,334
Class R6 ............................................................... 3,903,981 1.291903 5,043,566
AQR Small Cap Momentum Style Fund
Class I ................................................................. 1,942,933 1.030939 2,003,046
Class N ................................................................ 135,347 1.022310 138,366
Class R6 ............................................................... 207,334 1.034201 214,425
AQR International Momentum Style Fund
Class I ................................................................. 4,199,742 0.877840 3,686,702
Class N ................................................................ 202,661 0.875726 177,475
Class R6 ............................................................... 3,571,928 0.876677 3,131,428
ACQUIRING FUND/TARGET FUND
ACQUIRING FUND
NET ASSETS
PRIOR TO
REORGANIZATION
TARGET FUND NET
ASSETS PRIOR TO
REORGANIZATION
COMBINED FUND
NET ASSETS POST
REORGANIZATION
TARGET FUND
NET UNREALIZED
APPRECIATION
AQR Large Cap Multi-Style Fund/
AQR TM Large Cap Multi-Style Fund ............. $ 1,150,816,072 $ 314,032,634 $ 1,464,848,706 $ 124,523,993
AQR Small Cap Multi-Style Fund/
AQR TM Small Cap Multi-Style Fund ............. 130,315,750 26,893,978 157,209,728 10,894,639
AQR International Multi-Style Fund/
AQR TM International Multi-Style Fund ........... 279,407,628 212,240,858 491,648,486 58,223,609
AQR Emerging Multi-Style II Fund/
AQR Emerging Multi-Style Fund ................ 402,853,427 254,056,199 656,909,626 61,233,335
AQR Large Cap Momentum Style Fund/
AQR TM Large Cap Momentum Fund ............ 788,109,755 280,427,451 1,068,537,206 133,119,654
AQR Small Cap Momentum Style Fund/
AQR TM Small Cap Momentum Fund ............ 251,959,787 64,534,933 316,494,720 30,188,500
AQR International Momentum Style Fund/
AQR TM International Momentum Fund ........... 456,914,126 126,421,347 583,335,473 37,884,254

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
For financial reporting purposes, net asset received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as Dividend income in the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reflected in European Union tax reclaim fees in the Statements of Operations, if material.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
In certain circumstances and to the extent that EU tax reclaims recognized by a Fund exceed foreign withholding tax paid, and the Fund previously passed-through foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service
(the “IRS”) in order to pay the associated tax liability on behalf of its shareholders. AQR International Equity Fund intends to execute a closing agreement with the IRS as a result of overstated foreign tax credits reported to shareholders. The estimated tax expense and associated fees, none of which have yet been paid, related to AQR International Equity Fund’s closing agreement liability are presented as “IRS compliance fee and related expenses” in the
Statement of Assets and Liabilities and Statement of Operations.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company”  ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September
30, 2022, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral and non-cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The Funds halted participation in the program as of September 30, 2022.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00pm Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 890,669,650 $ – $ – $ 890,669,650
Short-Term Investments ........................... 39,848,077 – – 39,848,077
Total Assets $ 930,517,727 $ – $ – $ 930,517,727
LIABILITIES
Futures Contracts* ............................... $ (3,804,561) $ – $ – $ (3,804,561)
Total Liabilities $ (3,804,561) $ – $ – $ (3,804,561)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 95,819,903 $ – $ 38,012 $ 95,857,915
Preferred Stocks ................................ 34,091 – – 34,091
Short-Term Investments ........................... 5,855,500 – – 5,855,500
Total Assets $ 101,709,494 $ – $ 38,012 $ 101,747,506
LIABILITIES
Futures Contracts* ............................... $ (447,802) $ – $ – $ (447,802)
Total Liabilities $ (447,802) $ – $ – $ (447,802)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 40,334,325 $ 314,715,555 $ – $ 355,049,880
Short-Term Investments ........................... 14,940,581 – – 14,940,581
Total Assets $ 55,274,906 $ 314,715,555 $ – $ 369,990,461
LIABILITIES
Futures Contracts* ............................... $ (1,693,100) $ – $ – $ (1,693,100)
Total Liabilities $ (1,693,100) $ – $ – $ (1,693,100)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 75,882,305 $ 343,829,167 $ 82,741 $ 419,794,213
Short-Term Investments ........................... 19,084,517 – – 19,084,517
Total Assets $ 94,966,822 $ 343,829,167 $ 82,741 $ 438,878,730
LIABILITIES
Futures Contracts* ............................... $ (2,244,951) $ – $ – $ (2,244,951)
Total Liabilities $ (2,244,951) $ – $ – $ (2,244,951)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 655,618,864 $ – $ – $ 655,618,864
Short-Term Investments ........................... 35,201,636 – – 35,201,636
Total Assets $ 690,820,500 $ – $ – $ 690,820,500
LIABILITIES
Futures Contracts* ............................... $ (3,416,334) $ – $ – $ (3,416,334)
Total Liabilities $ (3,416,334) $ – $ – $ (3,416,334)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 190,740,351 $ – $ 39,833 $ 190,780,184
Short-Term Investments ........................... 9,314,308 – – 9,314,308
Total Assets $ 200,054,659 $ – $ 39,833 $ 200,094,492

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (893,772) $ – $ – $ (893,772)
Total Liabilities $ (893,772) $ – $ – $ (893,772)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 55,846,074 $ 247,734,767 $ – $ 303,580,841
Short-Term Investments ........................... 11,968,708 – – 11,968,708
Total Assets $ 67,814,782 $ 247,734,767 $ – $ 315,549,549
LIABILITIES
Futures Contracts* ............................... $ (1,434,759) $ – $ – $ (1,434,759)
Total Liabilities $ (1,434,759) $ – $ – $ (1,434,759)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,789,376,451 $ – $ – $ 3,789,376,451
Short-Term Investments ........................... 148,902,839 – – 148,902,839
Total Assets $ 3,938,279,290 $ – $ – $ 3,938,279,290
LIABILITIES
Futures Contracts* ............................... $ (13,728,699) $ – $ – $ (13,728,699)
Total Liabilities $ (13,728,699) $ – $ – $ (13,728,699)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 30,931,556 $ 193,100,355 $ – $ 224,031,911
Short-Term Investments ........................... 9,471,773 – – 9,471,773
Total Assets $ 40,403,329 $ 193,100,355 $ – $ 233,503,684
LIABILITIES
Futures Contracts* ............................... $ (960,364) $ – $ – $ (960,364)
Total Liabilities $ (960,364) $ – $ – $ (960,364)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 178,444,943 $ 64,791,873 $ –
(a)
$ 243,236,816
Short-Term Investments ........................... 23,643,788 – – 23,643,788
Futures Contracts* ............................... 2,856,516 – – 2,856,516
Forward Foreign Currency Exchange Contracts* ........ – 9,953,681 – 9,953,681
Total Return Swaps Contracts* ...................... – 1,188,326 – 1,188,326
Total Assets $ 204,945,247 $ 75,933,880 $ –
(a)
$ 280,879,127
LIABILITIES
Futures Contracts* ............................... $ (5,567,587) $ – $ – $ (5,567,587)
Forward Foreign Currency Exchange Contracts* ........ – (12,409,481) – (12,409,481)
Total Return Swaps Contracts* ...................... – (470,604) – (470,604)
Total Liabilities $ (5,567,587) $ (12,880,085) $ – $ (18,447,672)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 19,372 $ 21,890,011 $ –
(a)
$ 21,909,383
Short-Term Investments ........................... 3,232,342 – – 3,232,342
Futures Contracts* ............................... 252,931 – – 252,931
Forward Foreign Currency Exchange Contracts* ........ – 520,342 – 520,342
Total Return Swaps Contracts* ...................... – 143,954 – 143,954
Total Assets $ 3,504,645 $ 22,554,307 $ –
(a)
$ 26,058,952

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund are considered quantitatively insignificant for additional disclosure.
6. Federal Income Tax Matters
At September 30, 2022, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company transactions ("PFIC").
As of September 30, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (351,111) $ – $ – $ (351,111)
Forward Foreign Currency Exchange Contracts* ........ – (1,021,943) – (1,021,943)
Total Return Swaps Contracts* ...................... – (148,693) – (148,693)
Total Liabilities $ (351,111) $ (1,170,636) $ – $ (1,521,747)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-
traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 621,809,010 $ 326,743,836 $ (21,839,680) $ 304,904,156
AQR Small Cap Multi-Style Fund ............................ 79,451,412 26,871,646 (5,023,354) 21,848,292
AQR International Multi-Style Fund .......................... 375,457,803 32,538,843 (39,699,285) (7,160,442)
AQR Emerging Multi-Style II Fund ........................... 444,105,556 60,439,071 (67,910,848) (7,471,777)
AQR Large Cap Momentum Style Fund ....................... 474,552,470 224,196,782 (11,345,086) 212,851,696
AQR Small Cap Momentum Style Fund ....................... 174,185,078 36,591,214 (11,575,572) 25,015,642
AQR International Momentum Style Fund ..................... 274,534,582 56,306,177 (16,725,969) 39,580,208
AQR Large Cap Defensive Style Fund ........................ 2,772,814,820 1,214,119,722 (62,383,951) 1,151,735,771
AQR International Defensive Style Fund ...................... 243,923,596 19,783,766 (31,164,042) (11,380,276)
AQR Global Equity Fund .................................. 277,231,338 36,983,077 (51,782,960) (14,799,883)
AQR International Equity Fund ............................. 28,563,382 1,357,365 (5,383,542) (4,026,177)
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Large Cap Multi-Style
Fund ................. $ 10,839,532 $ 77,019,163 $ 304,904,155 $ — $ — $ 392,762,850
AQR Small Cap Multi-Style
Fund ................. 600,378 — 21,848,291 (733,789) — 21,714,880
AQR International Multi-Style
Fund ................. 13,710,779 — (7,314,252) (22,780,255) — (16,383,728)
AQR Emerging Multi-Style II
Fund ................. 18,161,281 — (7,962,964) (39,731,769) — (29,533,452)

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
As of September 30, 2022 , the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications generally relate to net operating losses and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.
The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:
During the year ended September 30, 2022, the Funds did not utilize any capital loss carryforwards.
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Large Cap Momentum
Style Fund ............ 6,354,522 62,140,712 212,851,619 — — 281,346,853
AQR Small Cap Momentum
Style Fund ............ 612,394 — 25,015,638 (3,777,000) — 21,851,032
AQR International Momentum
Style Fund ............ 9,659,312 — 39,432,178 (21,959,175) — 27,132,315
AQR Large Cap Defensive
Style Fund ............ 41,228,301 330,790,163 1,151,735,772 — (698,819) 1,523,055,417
AQR International Defensive
Style Fund ............ 4,869,495 — (11,435,867) (13,835,883) — (20,402,255)
AQR Global Equity Fund .... 4,311,511 8,577,044 (14,798,466) — (127,102) (2,037,013)
AQR International Equity Fund 1,209,536 — (4,110,543) (7,654,108) (491,262) (11,046,377)
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (7,238,029) $ 7,238,029
AQR Small Cap Multi-Style Fund ................................................... 41,989 (41,989)
AQR International Multi-Style Fund ................................................. 841,117 (841,117)
AQR Emerging Multi-Style II Fund .................................................. 570,814 (570,814)
AQR Large Cap Momentum Style Fund .............................................. (7,985,254) 7,985,254
AQR Small Cap Momentum Style Fund .............................................. 5,551 (5,551)
AQR International Momentum Style Fund ............................................ (53,752) 53,752
AQR Large Cap Defensive Style Fund ............................................... (52,903,975) 52,903,975
AQR International Defensive Style Fund ............................................. 255,868 (255,868)
AQR Global Equity Fund ......................................................... (572,040) 572,040
AQR International Equity Fund .................................................... 174,155 (174,155)
SEPTEMBER 30, 2022 SEPTEMBER 30, 2021
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 50,161,645 $ 101,318,740 $ 15,172,346 $ 90,432,973
AQR Small Cap Multi-Style Fund .................................... 587,862 7,353,831 2,073,914 —
AQR International Multi-Style Fund .................................. 15,106,644 — 4,981,295 —
AQR Emerging Multi-Style II Fund ................................... 15,638,909 — 6,359,162 —
AQR Large Cap Momentum Style Fund ............................... 25,732,132 151,996,541 9,727,763 105,959,643
AQR Small Cap Momentum Style Fund ............................... 11,135,969 43,953,589 3,717,396 9,874,931
AQR International Momentum Style Fund ............................. 12,514,062 — 5,217,246 —
AQR Large Cap Defensive Style Fund ................................ 67,652,576 79,256,666 82,000,865 —
AQR International Defensive Style Fund .............................. 7,148,774 — 3,978,985 —
AQR Global Equity Fund .......................................... 12,386,669 26,870,822 4,477,784 —
AQR International Equity Fund ..................................... 4,455,885 — 3,696,493 —

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
As of September 30, 2022, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the year ended September 30, 2022, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at September 30, 2022:
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund
*
................................................. $ 22,780,255 $ —
AQR Emerging Multi-Style II Fund .................................................. 39,731,769 —
AQR Small Cap Momentum Style Fund .............................................. 3,777,000 —
AQR International Momentum Style Fund
*
............................................ 21,959,175 —
AQR International Defensive Style Fund ............................................. 6,406,548 7,429,335
AQR International Equity Fund .................................................... 7,654,108 —
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 630,446,837 $ 837,550,842
AQR Small Cap Multi-Style Fund ........................................................... 72,671,792 76,201,971
AQR International Multi-Style Fund ......................................................... 327,439,188 322,352,228
AQR Emerging Multi-Style II Fund .......................................................... 338,876,232 334,026,803
AQR Large Cap Momentum Style Fund ...................................................... 777,467,227 1,094,835,002
AQR Small Cap Momentum Style Fund ...................................................... 169,182,631 181,849,904
AQR International Momentum Style Fund .................................................... 348,165,156 484,715,779
AQR Large Cap Defensive Style Fund ....................................................... 1,356,765,527 2,427,556,621
AQR International Defensive Style Fund ..................................................... 118,660,358 84,800,604
AQR Global Equity Fund ................................................................. 351,224,989 347,387,569
AQR International Equity Fund ............................................................ 47,351,725 104,940,556
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 3,804,561 447,802 1,693,100 2,244,951
Unrealized Depreciation on Futures Contracts
*
................. $ (3,804,561) $ (447,802) $ (1,693,100) $ (2,244,951)
3,804,561 447,802 1,693,100 2,244,951
Net Fair Value of Derivative Contracts: (7,609,122) (895,604) (3,386,200) (4,489,902)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (3,804,561) (447,802) (1,693,100) (2,244,951)
7,609,122 895,604 3,386,200 4,489,902

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 3,416,334 893,772 1,434,759 13,728,699
Unrealized Depreciation on Futures Contracts
*
................. $ (3,416,334) $ (893,772) $ (1,434,759) $ (13,728,699)
3,416,334 893,772 1,434,759 13,728,699
Net Fair Value of Derivative Contracts: (6,832,668) (1,787,544) (2,869,518) (27,457,398)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (3,416,334) (893,772) (1,434,759) (13,728,699)
6,832,668 1,787,544 2,869,518 27,457,398
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Equity Risk Exposure: 960,364 10,083,033 896,689
Unrealized Appreciation on Futures Contracts
*
.................................. $ – $ 2,856,516 $ 252,931
Swaps at Value (Assets) .................................................. – 1,188,326 143,954
Unrealized Depreciation on Futures Contracts
*
................................. (960,364) (5,567,587) (351,111)
Swaps at Value (Liabilities) ................................................ – (470,604) (148,693)
960,364 10,083,033 896,689
Foreign Exchange Rate Risk Exposure: – 22,363,162 1,542,285
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ – 9,953,681 520,342
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... – (12,409,481) (1,021,943)
– 22,363,162 1,542,285
Net Fair Value of Derivative Contracts: (1,920,728) (9,616,020) (1,209,040)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... (960,364) (2,711,071) (98,180)
Swaps at Value ......................................................... – 717,722 (4,739)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts – (2,455,800) (501,601)
1,920,728 9,616,020 1,209,040
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2022:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: (5,527,146) (1,017,749) (4,366,251) (5,706,639)
Futures Contracts ....................................... $ (5,527,146) $ (1,017,749) $ (4,366,251) $ (5,706,639)
(5,527,146.05) (1,017,749.22) (4,366,250.65) (5,706,638.76)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: (2,578,344) (373,453) (669,389) (1,184,938)
Futures Contracts ....................................... (2,578,344) (373,453) (669,389) (1,184,938)
2,578,344 373,453 669,389 1,184,938
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: (1,405,648) (2,077,959) (4,593,951) (31,986,362)
Futures Contracts ....................................... $ (1,405,648) $ (2,077,959) $ (4,593,951) $ (31,986,362)
(1,405,648.26) (2,077,959.11) (4,593,951.14) (31,986,362.37)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: (1,588,822) (677,420) (397,599) (6,948,575)
Futures Contracts ....................................... (1,588,822) (677,420) (397,599) (6,948,575)
1,588,822 677,420 397,599 6,948,575
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure: (2,668,799) (1,210,514) (604,184)
Futures Contracts ....................................................... $ (2,668,799) $ (616,034) $ (988,303)
Swap Contracts ........................................................ – (594,480) 384,118
(2,668,798.89) (1,210,514.46) (604,184.43)
Foreign Exchange Rate Risk Exposure: – (8,537,101) (1,924,314)
Forward Foreign Currency Exchange Contracts ................................. – (8,537,101) (1,924,314)
– (8,537,101) (1,924,314)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Equity Risk Exposure: (450,819) (251,855) 279,832
Futures Contracts ....................................................... (450,819) (1,346,273) 258,418
Swap Contracts ........................................................ – 1,094,418 21,413
450,819 251,855 279,832
Foreign Exchange Rate Risk Exposure: – 2,074,212 711,485
Forward Foreign Currency Exchange Contracts ................................. – (2,074,212) (711,485)
– 2,074,212 711,485

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of September 30, 2022:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral received was $65,837 and total additional collateral pledged was $7,241,128.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 4,976,873 $ (4,976,873) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 769,477 (34,756) 734,721 – (734,721) –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 4,976,808 (4,976,808) –
JPMC ......... Total Return Swap
Contracts 418,849 (418,849) –
Total JPMC 5,395,657 (5,395,657) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 11,142,007 (10,407,286) 734,721 – (734,721) –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 6,204,667 $ (4,976,873) $ 1,227,794 $ – $ (1,227,794) $ –
GSIN .......... Total Return Swap
Contracts 34,756 (34,756) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,204,814 (4,976,808) 1,228,006
JPMC .......... Total Return Swap
Contracts 435,848 (418,849) 16,999
Total JPMC 6,640,662 (5,395,657) 1,245,005 – (1,245,005) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,880,085 (10,407,286) 2,472,799 – (2,472,799) –

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
AQR International Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,347,032.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 260,177 $ (260,177) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 127,525 (11,585) 115,940 – – 115,940
JPMC ......... Forward Foreign
Currency Exchange
Contracts 260,165 (260,165) –
JPMC ......... Total Return Swap
Contracts 16,429 (16,429) –
Total JPMC 276,594 (276,594) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 664,296 (548,356) 115,940 – – 115,940
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 510,966 $ (260,177) $ 250,789 $ – $ (250,789) $ –
GSIN .......... Total Return Swap
Contracts 11,585 (11,585) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 510,977 (260,165) 250,812
JPMC .......... Total Return Swap
Contracts 137,108 (16,429) 120,679
Total JPMC 648,085 (276,594) 371,491 – (371,491) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,170,636 (548,356) 622,280 – (622,280) –

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
For the year ended September 30, 2022, the average and ending notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 41,099,700 $ 5,046,926 $ 17,599,584 $ 19,200,650 $ 28,907,783
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 33,493,950 4,758,930 16,190,850 20,044,500 29,172,150
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 10,295,292 $ 14,952,682 $ 103,377,595 $ 9,960,246 $ 79,686,533
Average Notional Balance - Short – – – – 40,664,504
Ending Notional Balance - Long 8,182,020 13,118,740 117,228,825 9,465,420 88,244,013
Ending Notional Balance - Short – – – – 43,789,294
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 230,129,037
Average Settlement Value - Sold – – – – 215,628,761
Ending Value - Purchased – – – – 254,206,565
Ending Value - Sold – – – – 248,380,622
Total Return Swaps:
Average Notional Balance - Long – – – – 11,024,129
Average Notional Balance - Short – – – – 12,064,183
Ending Notional Balance - Long – – – – 7,322,492
Ending Notional Balance - Short – – – – 17,609,730
*
AQR
INTERNATIONAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 17,074,908
Average Notional Balance - Short 10,933,729
Ending Notional Balance - Long 7,223,032
Ending Notional Balance - Short 3,276,375
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 43,395,334
Average Settlement Value - Sold 35,449,330
Ending Value - Purchased 21,841,087
Ending Value - Sold 17,551,112
Total Return Swaps:
Average Notional Balance - Long 3,695,787
Average Notional Balance - Short 1,510,176
Ending Notional Balance - Long 1,963,834
Ending Notional Balance - Short 1,937,307
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2023 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i)
the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund (a) ...................................................................... 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60
AQR International Equity Fund ........................................................................... 0.65
(a) Effective July 1, 2022, the AQR Emerging Multi-Style II Fund's Advisory Fee was reduced from 0.55% to 0.50%.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund (a) .................................................. 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10
(a) Effective July 1, 2022, the AQR Emerging Multi-Style II Fund's operating expenses cap was increased from 0.15% to 0.20% for Class I and Class N shares, and from 0.05% to 0.10% for Class R6 shares. The Adviser has agreed to reimburse operating expenses of the Fund at least through January
28, 2024 for Class I, N, and R6 shares.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
For the year ended September 30, 2022, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2022 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2022 2022 20 23 20 24 20 25
AQR LARGE CAP MULTI-STYLE FUND
Class I ........... $ 23,291 $ 43,668 $ 8,156 $ 12,221 $ 23,291
Class N ........... 693 2,947 1,647 607 693
Class R6 .......... 83,787 203,531 68,757 50,987 83,787
Totals $ 107,771 $ 250,146 $ 78,560 $ 63,815 $ 107,771
AQR SMALL CAP MULTI-STYLE FUND
Class I ........... $ 90,011 $ 177,555 $ 21,499 $ 66,045 $ 90,011
Class N ........... 10,060 22,855 3,087 9,708 10,060
Class R6 .......... 67,379 307,471 162,047 78,045 67,379
Totals $ 167,450 $ 507,881 $ 186,633 $ 153,798 $ 167,450
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 49,588 $ 118,325 $ 32,424 $ 36,313 $ 49,588
Class N ........... 2,081 7,870 3,031 2,758 2,081
Class R6 .......... 244,956 570,255 144,079 181,220 244,956
Totals $ 296,625 $ 696,450 $ 179,534 $ 220,291 $ 296,625
AQR EMERGING MULTI-STYLE II FUND
Class I ........... $ 46,069 $ 115,193 $ 31,101 $ 38,023 $ 46,069
Class N ........... 2,182 5,218 747 2,289 2,182
Class R6 .......... 406,230 1,148,847 337,868 404,749 406,230
Totals $ 454,481 $ 1,269,258 $ 369,716 $ 445,061 $ 454,481
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 75,198 $ 221,074 $ 95,520 $ 50,356 $ 75,198
Class N ........... 7,938 20,360 8,369 4,053 7,938
Class R6 .......... 36,750 75,762 26,207 12,805 36,750
Totals $ 119,886 $ 317,196 $ 130,096 $ 67,214 $ 119,886
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 133,190 $ 370,501 $ 121,280 $ 116,031 $ 133,190
Class N ........... 3,895 10,488 2,959 3,634 3,895
Class R6 .......... 37,840 108,785 32,564 38,381 37,840
Totals $ 174,925 $ 489,774 $ 156,803 $ 158,046 $ 174,925
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 133,637 $ 393,238 $ 131,095 $ 128,506 $ 133,637
Class N ........... 21,928 73,876 23,080 28,868 21,928
Class R6 .......... 93,137 224,458 60,877 70,444 93,137
Totals $ 248,702 $ 691,572 $ 215,052 $ 227,818 $ 248,702
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 8,956 40,259 28,118 3,185 8,956
Class R6 .......... 27,589 120,100 80,995 11,516 27,589
Totals $ 36,545 $ 160,359 $ 109,113 $ 14,701 $ 36,545
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ........... $ 107,591 $ 336,971 $ 123,813 $ 105,567 $ 107,591
Class N ........... 6,311 22,330 8,177 7,842 6,311
Class R6 .......... 144,147 292,237 61,408 86,682 144,147
Totals $ 258,049 $ 651,538 $ 193,398 $ 200,091 $ 258,049
AQR GLOBAL EQUITY FUND
Class I ........... $ 2,627 $ 13,366 $ 7,571 $ 3,168 $ 2,627
Class N ........... 1,292 3,319 723 1,304 1,292
Class R6 .......... 56,255 156,022 38,913 60,854 56,255
Totals $ 60,174 $ 172,707 $ 47,207 $ 65,326 $ 60,174

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
During the year ended September 30, 2022, the Funds repaid to the Advisor amounts previously waived or reimbursed as follows:
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
11. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Certain financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31,
2021, all non-U.S. dollar LIBOR publications have been phased out. The phase out of a majority of the U.S. dollar publications (overnight and one, three, six and 12 months) is delayed until June 30, 2023. This delay is intended to allow most legacy U.S. dollar LIBOR contracts to mature before LIBOR experiences disruptions. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30,
2022 2022 2023 2024 2025
AQR INTERNATIONAL EQUITY FUND
Class I ........... $ 142,661 $ 319,107 $ 78,535 $ 97,911 $ 142,661
Class N ........... 2,095 6,406 2,128 2,183 2,095
Class R6 .......... 97,616 208,450 26,413 84,421 97,616
Totals $ 242,372 $ 533,963 $ 107,076 $ 184,515 $ 242,372
FUND CLASS I CLASS N CLASS R6
AQR International Multi-Style Fund .......................................... $ – $ 336 $ –
AQR Large Cap Defensive Style Fund ........................................ – 8,778 26,666
AQR Global Equity Fund .................................................. 259 132 5,308
AQR International Equity Fund ............................................. 2,906 120 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund, if any, are disclosed in the Schedule of Investments.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the
Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in
U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement, is included in Interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings under the Interfund Lending Program were as follows:
There were no open borrowings as of September 30, 2022 by any of the Funds.
13. Line of Credit
Effective March 18, 2022 and terminating on March 17, 2023, all funds within the Trust, with the exception of AQR Diversifying Strategies Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. AQR Sustainable Long-
Short Equity Carbon Aware Fund was also added as a borrower under the agreement. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10% adjustment), which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s
Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in Interest expense in the Statements of Operations.
There were no open borrowings as of September 30, 2022 by any of the Funds.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
PAID
AQR International Equity Fund ......................................... $ 1,640,000 3.24% $ 873

Notes to Financial Statements
AQR Funds | Annual Report | September 2022
September 30, 2022
The Funds had the following borrowings during the period:
14. Principal Ownership
As of September 30, 2022, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale
Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,
2023, and allows for early adoption. For RICs, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no additional material events, requiring adjustment to, or disclosure in, these financial statements.
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $40,000,000 1.35% 3 $4,508
AQR Large Cap Momentum Style Fund .................................. 150,000,000 1.59 5 33,067
AQR Small Cap Momentum Style Fund .................................. 7,000,000 1.35 3 789
AQR International Momentum Style Fund ................................ 33,500,000 1.56 10 14,525
AQR International Equity Fund ........................................ 6,228,750 1.63 16 4,521
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 92.27%
AQR Small Cap Multi-Style Fund ............................................ 4 90.25
AQR International Multi-Style Fund .......................................... 4 94.58
AQR Emerging Multi-Style II Fund ........................................... 4 96.51
AQR Large Cap Momentum Style Fund ....................................... 3 89.98
AQR Small Cap Momentum Style Fund ....................................... 3 90.83
AQR International Momentum Style Fund ..................................... 3 96.10
AQR Large Cap Defensive Style Fund ........................................ 5 74.51
AQR International Defensive Style Fund ...................................... 6 95.19
AQR Global Equity Fund .................................................. 3 97.56
AQR International Equity Fund ............................................. 5 83.59

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2022
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Global Equity Fund and AQR International
Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style
Fund, AQR Global Equity Fund and AQR International Equity Fund (eleven of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2022, the related statements of operations for the year ended September 30, 2022, the statements of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2022, and each of the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 21, 2022
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2022
For the fiscal year ended September 30, 2022, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2022:
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2022, the foreign taxes paid for each Fund was as follows:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 45.16%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR International Multi-Style Fund ........................................................................ 99.58%
AQR Emerging Multi-Style II Fund ......................................................................... 62.26%
AQR Large Cap Momentum Style Fund ..................................................................... 32.48%
AQR Small Cap Momentum Style Fund ..................................................................... 15.54%
AQR International Momentum Style Fund ................................................................... 100.00%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR International Defensive Style Fund .................................................................... 89.25%
AQR Global Equity Fund ................................................................................ 58.77%
AQR International Equity Fund ........................................................................... 86.95%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 44.72%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR Emerging Multi-Style II Fund ......................................................................... 0.09%
AQR Large Cap Momentum Style Fund ..................................................................... 32.07%
AQR Small Cap Momentum Style Fund ..................................................................... 15.49%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR Global Equity Fund ................................................................................ 24.87%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 108,556,601
AQR Small Cap Multi-Style Fund .......................................................................... 7,353,831
AQR Large Cap Momentum Style Fund ..................................................................... 159,981,796
AQR Small Cap Momentum Style Fund ..................................................................... 43,953,589
AQR Large Cap Defensive Style Fund ...................................................................... 132,160,641
AQR Global Equity Fund ................................................................................ 27,464,466
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $19,343,354 $0.5016
AQR Emerging Multi-Style II Fund .......................................................... 28,068,105 0.5361
AQR International Momentum Style Fund .................................................... 15,448,464 0.6588
AQR International Defensive Style Fund ..................................................... 8,061,224 0.3924
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $1,250,406 $0.0324
AQR Emerging Multi-Style II Fund .......................................................... 3,123,320 0.0597
AQR International Momentum Style Fund .................................................... 1,314,789 0.0561
AQR International Defensive Style Fund ..................................................... 598,128 0.0291

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2022
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 9/30/2022” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/22
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $811.80 0.41% $1.86
Hypothetical Return $1,000.00 $1,023.01 0.41% $2.08
Class N
Actual Return $1,000.00 $810.40 0.66% $3.00
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $812.10 0.31% $1.41
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $809.80 0.61% $2.77
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
Class N
Actual Return $1,000.00 $808.80 0.86% $3.90
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class R6
Actual Return $1,000.00 $810.00 0.51% $2.31
Hypothetical Return $1,000.00 $1,022.51 0.51% $2.59
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $771.60 0.56% $2.49
Hypothetical Return $1,000.00 $1,022.26 0.56% $2.84
Class N
Actual Return $1,000.00 $771.20 0.81% $3.60
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $772.00 0.46% $2.04
Hypothetical Return $1,000.00 $1,022.76 0.46% $2.33

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/22
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $754.00 0.71% $3.12
Hypothetical Return $1,000.00 $1,021.51 0.71% $3.60
Class N
Actual Return $1,000.00 $753.10 0.96% $4.22
Hypothetical Return $1,000.00 $1,020.26 0.96% $4.86
Class R6
Actual Return $1,000.00 $754.00 0.61% $2.68
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $808.50 0.41% $1.86
Hypothetical Return $1,000.00 $1,023.01 0.41% $2.08
Class N
Actual Return $1,000.00 $807.00 0.66% $2.99
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $808.90 0.31% $1.41
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $809.40 0.61% $2.77
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
Class N
Actual Return $1,000.00 $807.90 0.86% $3.90
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class R6
Actual Return $1,000.00 $809.50 0.51% $2.31
Hypothetical Return $1,000.00 $1,022.51 0.51% $2.59
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $755.70 0.58% $2.55
Hypothetical Return $1,000.00 $1,022.16 0.58% $2.94
Class N
Actual Return $1,000.00 $754.60 0.84% $3.69
Hypothetical Return $1,000.00 $1,020.86 0.84% $4.26
Class R6
Actual Return $1,000.00 $755.80 0.49% $2.16
Hypothetical Return $1,000.00 $1,022.61 0.49% $2.48
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $832.20 0.35% $1.61
Hypothetical Return $1,000.00 $1,023.31 0.35% $1.78
Class N
Actual Return $1,000.00 $830.60 0.66% $3.03
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $832.30 0.31% $1.42
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2022
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/22
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $800.00 0.56% $2.53
Hypothetical Return $1,000.00 $1,022.26 0.56% $2.84
Class N
Actual Return $1,000.00 $798.40 0.81% $3.65
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $799.90 0.46% $2.08
Hypothetical Return $1,000.00 $1,022.76 0.46% $2.33
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $808.50 0.81% $3.67
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class N
Actual Return $1,000.00 $807.20 1.06% $4.80
Hypothetical Return $1,000.00 $1,019.75 1.06% $5.37
Class R6
Actual Return $1,000.00 $808.90 0.71% $3.22
Hypothetical Return $1,000.00 $1,021.51 0.71% $3.60
AQR International Equity Fund
Class I
Actual Return $1,000.00 $779.61 1.58% $7.05
Hypothetical Return $1,000.00 $1,017.05 1.58% $7.99
Class N
Actual Return $1,000.00 $778.78 1.89% $8.43
Hypothetical Return $1,000.00 $1,015.59 1.89% $9.55
Class R6
Actual Return $1,000.00 $780.11 1.27% $5.67
Hypothetical Return $1,000.00 $1,018.70 1.27% $6.43

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2022
September 30, 2022
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), six of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The
Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Greenwich CT 06830.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
32 Arch Capital Group
(since 2010) (insurance
company); Bioverativ
Inc. (2017-2018); Biogen
Inc. (since 2008-2022)
(biotechnology company)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2020)
32 None
William L. Atwell, M.B.A.,
1950
Trustee, since 2011 Retired from Atwell Partners, LLC (2012-
2019) (consulting)
32 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
32 Kiwi Wealth (wealth
management) (since
2020)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
32 Exchange Traded
Concepts Trust (19
portfolios) (since 2011);
Kiwibank (since 2022)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
32 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
32 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2022
September 30, 2022
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022; Assistant
Treasurer 2020-2022
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2022
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a meeting via videoconference on May 26-27, 2022 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management
Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Global Equity Fund, AQR International
Defensive Style Fund, AQR International Equity Fund, AQR International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Defensive Style Fund, AQR Large Cap Momentum Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small
Cap Multi-Style Fund, and AQR Emerging Multi-Style II Fund, and certain other series of the Trust (the “Investment Management Agreement”). Each of
the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Investment Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Investment Management Agreement for a Fund, the Board
considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR; (b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f)
other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Investment Management Agreement for each Fund, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services Provided by AQR . The Board Members reviewed the services that AQR provided to the Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of
AQR regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, provides derivatives risk management, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Investment Management Agreement. The Board
Members recognized the enterprise risk involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the
Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Investment Management Agreement were of a high quality and benefit the Funds.
I nvestment Perform ance of the Funds and AQR ’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases, Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers and considered AQR’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and/or internal risk protections may affect a Fund’s performance in relation to its
Performance Peers or benchmark.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2022
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds . The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Investment Management
Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of December 31, 2021, the net expenses for certain Funds were lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers. The Board also noted the contractual management fee reduction for AQR
Emerging Multi-Style II Fund that took effect on March 8, 2021. Finally, the Board determined to reduce the management fee for AQR Emerging Multi-
Style II Fund and to increase this Fund’s expense cap by a commensurate amount, effective July 1, 2022.
The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Investment Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Investment Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the Funds had undertaken to rely on Rule 30e-3 under the 1940 Act which reduced charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Investment Management
Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2022
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Investment
Management Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Investment Management Agreement with respect to each
Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program (Unaudited)
AQR Funds | Annual Report | September 2022
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 27, 2022, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2021 through March 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds during the Reporting Period. Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, September 30
, 2022
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2022 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2021 and September 30, 2022 were:

	2021	2022
Audit Fees (a)	$539,520	$429,550
Audit Related Fees (b)	$0	$0
Tax Fees (c)	$195,000	$174,640
All Other Fees (d)	$2,061	$1,889
Total:	$736,581	$606,079

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s September 30, 2021 annual financial statements that are not reported under “Audit Fees” above. There were no audit-related services provided by PricewaterhouseCoopers LLP for the year ended September 30, 2021 and September 30, 2022.

(c)           Tax Fees: The September 30, 2021 and September 30, 2022 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.  The September 30, 2021 fees relate to services provided with respect to tax compliance and tax reclaims. The September 30, 2022 fees relate to services provided with respect to tax compliance and tax services for the liquidation of the AQR Core Plus Bond Fund.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2021 and September 30, 2022: $3,950 and $3,950, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Securities and Exchange Commission (“Commission”) pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified. Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
aqrfundscodeofethics.docx
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx

(b)          Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
November 21, 2022

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
November 21, 2022